Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	Pactera Technology International Ltd.
Entity Central Index Key	0001493639
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	88,312,068
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash	$ 143,714	$ 113,856	$ 169,893
Restricted cash	6,112	1,222
Term deposits	58,485	21,681
Short-term investment	1,765
Accounts receivable, net of allowance for doubtful accounts of $4,002 and $16,386 as of December 31, 2011 and 2012, respectively	230,693	61,413
Prepaid expenses and other current assets	28,495	6,512
Deferred tax assets - current	8,940	623	286
Total current assets	478,204	205,307
Equity method investment	250
Property, plant and equipment, net	67,607	13,774
Land use right	24,378
Intangible assets, net	55,303	15,198	4,461
Goodwill	102,659	37,348	18,631
Other assets	5,912	1,259
Deferred tax assets - non-current	3,293	293
TOTAL ASSETS	737,606	273,179
Current liabilities:
Accounts payable	3,117	4,257
Accrued expenses and other payables	134,563	40,435
Income taxes payable	13,530	4,309
Other taxes payable	11,531	2,020
Deferred tax liability - current	411	8
Total current liabilities	163,152	51,029
Contingent acquisition consideration payable	19,900	8,186
Unrecognized tax benefits	969	969
Deferred tax liability - non-current	11,261	3,105
Total liabilities	195,282	63,289
Commitments and contingencies (note 21)
Pactera Technology International Ltd. shareholders' equity:
Common shares ($0.00139482 par value; 120,000,000 shares authorized; 42,720,067 and 88,312,068 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	123	60
Additional paid-in capital	502,748	186,408
Share issuable in connection with business acquisition	1,537
Statutory reserve	16,900	6,653
(Accumulated deficit)/retained earnings	897	(964)
Accumulated other comprehensive income	18,780	16,327
Total Pactera Technology International Ltd. shareholders' equity	540,985	208,484	174,952
Non-controlling interest	1,339	1,406
Total equity	542,324	209,890	174,952
TOTAL LIABILITIES AND EQUITY	$ 737,606	$ 273,179

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowance for doubtful accounts	$ 16,386	$ 4,002	$ 3,698	$ 220
Common shares, par value (in dollars per share)	$ 0.00139482	$ 0.00139482
Common shares, authorized (in shares)	120,000,000	120,000,000
Common shares, issued (in shares)	88,312,068	42,720,067
Common shares, outstanding (in shares)	88,312,068	42,720,067

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues	$ 358,642	$ 223,095	$ 148,884
(Business tax)/business tax refund	389	(4,106)	(2,305)
Net revenues	359,031	218,989	146,579
Cost of revenues	234,602	142,427	92,718
Gross profit	124,429	76,562	53,861
Operating expenses
General and administrative	90,917	40,603	30,509
Selling and marketing	27,741	16,924	9,310
Impairment of trademarks and trade names	5,515
Change in fair value of contingent consideration	(659)	1,824	1,194
Total operating expenses	123,514	59,351	41,013
Income from operations	915	17,211	12,848
Other income
Interest expense	(70)	(102)	(44)
Interest income	3,685	2,979	1,202
Change in fair value of foreign currency forward contract	(18)	28	(15)
Total other income	3,597	2,905	1,143
Income before income tax expense and earnings in equity method investment	4,512	20,116	13,991
Income tax expense	(1,210)	(1,718)	(1,934)
Income before earnings in equity method investment	3,302	18,398	12,057
Earnings in equity method investment	23
Net income	3,325	18,398	12,057
Net income attributable to non-controlling interest	(735)	(497)
Net income attributable to Pactera Technology International Ltd.	2,590	17,901	12,057
Net income attributable to Series A, A-1, B and C convertible redeemable preferred shares			(3,942)
Net income attributable to holders of common shares of Pactera Technology International Ltd.	$ 2,590	$ 17,901	$ 8,115
Net income per share attributable to Pactera Technology International Ltd shareholders
Basic (in dollars per share)	$ 0.05	$ 0.44	$ 0.36
Diluted (in dollars per share)	$ 0.05	$ 0.42	$ 0.33
Weighted average shares used in calculating net income per share
Basic (in shares)	47,547,307	40,596,429	22,652,703
Diluted (in shares)	49,444,160	42,956,291	36,351,493

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 3,325	$ 18,398	$ 12,057
Other comprehensive income, net of tax:
Change in cumulative foreign currency translation adjustment	2,460	5,738	4,450
Comprehensive income	5,785	24,136	16,507
Less: Comprehensive income attributable to non-controlling interest	(742)	(497)
Comprehensive income attributable to Pactera Technology International Ltd.	$ 5,043	$ 23,639	$ 16,507

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) (USD $) In Thousands, except Share data, unless otherwise specified	Total	IPO	Additional public offering	Pactera Technology International Limited shareholders	Pactera Technology International Limited shareholders IPO	Pactera Technology International Limited shareholders Additional public offering	Common shares	Common shares IPO	Common shares Additional public offering	Subscription receivable	Additional paid-in capital	Additional paid-in capital IPO	Additional paid-in capital Additional public offering	Shares to be issued in connection with business acquisition	Statutory reserve	(Accumulated deficit) Retained earnings	Accumulated other comprehensive income	Non-controlling interest
Balance at Dec. 31, 2009	$ (10,940)			$ (10,940)			$ 9			$ (1)	$ 6,711			$ 471	$ 2,447	$ (26,716)	$ 6,139
Balance (in shares) at Dec. 31, 2009							6,285,551
Increase (Decrease) in Stockholders' Equity
Conversion of preferred shares upon initial public offering	89,031			89,031			31				89,000
Conversion of preferred shares upon initial public offering (in shares)							22,130,399
Issuance of common shares upon initial public offering or follow-on offering (net of issuance costs of $10824)		62,332	12,298		62,332	12,298		14	1			62,318	12,297
Issuance of common shares upon initial public offering or follow-on offering (in shares)								9,891,719	681,091
Issuance of common shares in connection with business acquisition	600			600							1,071			(471)
Issuance of common shares in connection with business acquisition (in shares)							250,928
Issuance of common shares for share-based compensation	3			3			3
Issuance of common shares for share-based compensation (in shares)							2,070,467
Cash received from share subscription receivables	1			1						1
Stock option exercise	1,119			1,119							1,119
Stock option exercise (in shares)							15,213
Share-based compensation	4,001			4,001							4,001
Vesting of nonvested shares award (in shares)							211,044
Provision for statutory reserve															1,331	(1,331)
Net income	12,057			12,057												12,057
Foreign currency translation adjustments	4,450			4,450													4,450
Balance at Dec. 31, 2010	174,952			174,952			58				176,517				3,778	(15,990)	10,589
Balance (in shares) at Dec. 31, 2010							41,536,412
Increase (Decrease) in Stockholders' Equity
Issuance of common shares for share-based compensation	2			2			2
Issuance of common shares for share-based compensation (in shares)	1,075,406						1,075,406
Repurchase of common shares (in shares)	(2)						(2)
Capital contribution from non-controlling interest	909																	909
Stock option exercise	4,235			4,235							4,235
Share-based compensation	5,656			5,656							5,656
Vesting of nonvested shares award (in shares)							108,251
Provision for statutory reserve															2,875	(2,875)
Net income	18,398			17,901												17,901		497
Foreign currency translation adjustments	5,738			5,738													5,738
Balance at Dec. 31, 2011	209,890			208,484			60				186,408				6,653	(964)	16,327	1,406
Balance (in shares) at Dec. 31, 2011	42,720,067						42,720,067
Increase (Decrease) in Stockholders' Equity
Issuance of common shares in connection with business acquisition	326,778			326,778			60				326,718
Issuance of common shares in connection with business acquisition (in shares)							43,441,188
Issuance of common shares for share-based compensation	14			14			3				11
Issuance of common shares for share-based compensation (in shares)	2,150,814						2,150,814
Acquired from VanceInfo as a result of the merger				(1,270)							(11,407)			619	9,518			1,270
Repurchase of common shares (in shares)	(1)						(1)
Stock option exercise	1,933			1,933							1,933
Share-based compensation	11,125			11,125							11,125
Dividend distribution	(1,181)																	(1,181)
Acquisition of non-controlling interest	(12,938)			(12,040)							(12,040)							(898)
Shares issuable in connection with business acquisition	918			918										918
Provision for statutory reserve															729	(729)
Net income	3,325			2,590												2,590		735
Foreign currency translation adjustments	2,460			2,453													2,453	7
Balance at Dec. 31, 2012	$ 542,324			$ 540,985			$ 123				$ 502,748			$ 1,537	$ 16,900	$ 897	$ 18,780	$ 1,339
Balance (in shares) at Dec. 31, 2012	88,312,068						88,312,068

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
IPO
Issuance of common shares upon initial public offering or follow-on offering, issuance costs	$ 10,284
Additional public offering
Issuance of common shares upon initial public offering or follow-on offering, issuance costs	$ 702

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 3,325	$ 18,398	$ 12,057
Adjustments to reconcile net income to net cash provided by operating activities:
Allowance for doubtful accounts	5,153	477	3,597
Loss on disposals of property, plant and equipment	103	37	454
Depreciation	6,850	4,400	2,918
Change in fair value of foreign currency forward contract	18	(28)	15
Amortization of intangible assets	6,058	2,677	875
Amortization of land use right	71
Impairment of trademarks and trade names	5,515
Earnings in equity method investment	(23)
Non-cash interest income		(34)	(187)
Share-based compensation expenses	11,064	5,656	4,001
Change in fair value of contingent consideration	(659)	1,824	1,194
Changes in operating assets and liabilities, net of effects of business acquisitions:
Accounts receivable	(12,278)	(12,405)	(18,871)
Prepaid expenses and other current assets	(1,374)	(2,565)	184
Income tax receivable			438
Loan receivable from related party and other assets	(697)	2,170	(481)
Accounts payable	(3,459)	216	230
Deferred revenue	632
Accrued merger related costs	8,465
Accrued expenses and other payables	8,136	6,036	818
Government grant liabilities	(45)	(2,851)	2,566
Income taxes payable	1,615	390	1,592
Other taxes payable	2,636	394	569
Deferred taxes	(4,781)	(469)	(447)
Net cash provided by operating activities	36,325	24,323	11,522
Cash flows from investing activities:
Increase in term deposits	(1,908)	(21,681)
Purchase of short-term investment	(1,764)
Purchase of property, plant and equipment	(5,600)	(7,691)	(5,782)
Purchase of building and property	(15,633)
Payment of success fee related to business acquisition		(450)
Increase in restricted cash	(3,022)	(836)	(8)
Payments for business acquisitions (net of cash acquired of $533, $457 and $1,482 in 2010, 2011 and 2012, respectively)	(9,554)	(7,716)	(8,541)
Cash received from merger with VanceInfo	31,717
Net cash used in investing activities	(5,764)	(38,374)	(14,331)
Cash flows from financing activities:
Proceeds from short-term bank borrowings			40,000
Repayment of short-term bank borrowings	(477)	(40,000)
Proceeds from issuance of common shares upon initial public offering (net of issuance costs of $ 8,633 paid)			66,376
Proceeds from follow-on offering (net of issuance costs of $9 paid)			13,078
Payment of initial public offering expenses			(3,816)
Cash received from share subscription receivables			1
Proceeds from issuance of common shares for share based compensation	1,988	5,291	538
Capital contribution from non-controlling interest		909
Deferred and contingent consideration paid for business acquisitions	(3,047)	(11,710)
Payment of principal amount under capital lease obligations		(136)	(174)
Net cash provided by (used in) by financing activities	(1,536)	(45,646)	116,003
Effect of exchange rate changes	833	3,660	1,857
Net increase (decrease) in cash	29,858	(56,037)	115,051
Cash at beginning of year	113,856	169,893	54,842
Cash at end of year	143,714	113,856	169,893
Supplemental information on non-cash investing and financing activities:
Shares issuance for business acquisition	326,778		471
Payable for business acquisition	51,419	18,552	8,444
Payable for capital lease obligations			136
Dividend distribution	1,181
Supplemental cash flow information:
Interest paid		69	11
Income taxes paid	$ 4,278	$ 1,458	$ 730

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash acquired from business acquisition	$ 1,482	$ 457	$ 533
IPO
Issuance costs upon initial public offering or follow-on offering			8,633
Additional public offering
Issuance costs upon initial public offering or follow-on offering			$ 9

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.                                      ORGANIZATION AND PRINCIPAL ACTIVITIES

Pactera Technology International Ltd. (“Pactera International” or the “Company”, formerly known as Hisoft Technology International Limited) was incorporated in the Cayman Islands on May 27, 2004 as the holding company for a group of companies.  Pactera International and its subsidiaries (collectively the “Group”) provide outsourced technology services primarily in the People’s Republic of China (the “PRC”), Hong Kong, the United States of America (“U.S.”), Asia South, Europe, and Japan.

In June 2010, the Company completed an initial public offering (“IPO”), and issued 8,717,971 American depositary shares (“ADSs”) representing 8,717,971 of the Company’s common shares.

Immediately prior to the completion of the IPO, all of the Company’s then outstanding preferred shares were automatically converted into common shares.

In December 2010, the Company completed an additional public offering, and issued 681,091ADSs, representing 681,091 common shares as part of the offering.

The Group commenced its operations as Dalian Haihui SCI-TECH Co., Ltd. (“Haihui Dalian”), a domestic limited liability company established in November 1996 in the PRC.  On May 27, 2004, the shareholders of Haihui Dalian (the “Founders”) incorporated Pactera International in the Cayman Islands with the same identical shareholders.

On November 9, 2012, in connection with the completion of the merger of equals with VanceInfo Technologies Inc. (“VanceInfo”), a listed company on NYSE providing IT services and offshore software development services, the Company changed its corporate name to “Pactera Technology International Ltd. VanceInfo was delisted from NYSE immediately after the merger with the Group. According to the agreement and plan of merger dated August 10, 2012 as amended (“Merger Agreement”), the Company and the shareholders of VanceInfo each owned approximately 50% of the combined company. Each outstanding common share of VanceInfo was exchanged for the right to receive one common share of the Company and each American Depositary Share of VanceInfo, each of which represents one ordinary share, was exchanged for the right to receive one American Depositary Share of the Company.

Immediately prior to the merger of equals, the Company effected a 13.9482 to 1 common share consolidation and changed the ratio of the Company’s ADSs representing common shares from one ADS for nineteen common shares to one ADS for one common share. As a result, the shares data and the basic and diluted net income per share were adjusted retroactively for all periods presented.

As of December 31, 2012, the Company’s subsidiaries and variable interest entity are as follows:

Subsidiaries and variable interest entity

	Later of date of
	incorporation	Place of	Percentage of
Subsidiaries	or acquisition	incorporation	legal ownership

Partera Technology Japan Co., Ltd. (“Pactera Japan”) (formerly known as Hisoft Japan Co., Ltd.)	August 1, 2002	Japan	100%
DMK International, Inc. (“DMK International”)	September 4, 2003	U.S.	100%
HiSoft Technology (Dalian) Co., Ltd. (“Hisoft Dalian”)	July 27, 2004	PRC	100%
HiSoft Systems Holdings Limited (“HiSoft Systems Holdings”)	September 26, 2005	British Virgin Islands	100%
HiSoft Holdings Limited (“HiSoft Holdings”)	September 28, 2005	British Virgin Islands	100%
HiSoft Systems Hong Kong Limited (“HiSoft Hong Kong”)	October 12, 2005	Hong Kong	100%
HiSoft Systems (Shenzhen) Limited (“HiSoft Shenzhen”)	November 9, 2005	PRC	100%
HiSoft Services (Beijing) Limited (“HiSoft Beijing”)	November 10, 2005	PRC	100%
HiSoft Envisage, Inc. (“Hisoft Envisage”)	December 31, 2006	U.S.	100%
HiSoft Technology (Chengdu) Co., Ltd. (“HiSoft Chengdu”)	April 4, 2007	PRC	100%
Pactera Singapore Pte. Ltd. (“Pactera Singapore “) (formerly known as Hisoft Technology (Singapore) Pte Ltd.)	December 1, 2007	Singapore	100%
HiSoft Wave, Inc. (“Wave”)	December 31, 2007	U.S.	100%
Wuxi HiSoft Services Limited (“HiSoft Wuxi”)	January 8, 2009	PRC	100%
AllianceSPEC Pte. Ltd. (“AllianceSPEC”)	December 1, 2009	Singapore	100%
Wuxi Hisoft TechnologyTraining Co,. Ltd. (“Wuxi Training Center”)	December 25, 2009	PRC	100%
Beijing Horizon Information & Technology Co., Ltd. (“Horizon Information”)	February 1, 2010	PRC	100%
Insurance Systems Laboratory Co., Ltd. (“ISL”)	July 1, 2010	Japan	100%
HiSoft Jinxin Technology (Beijing) Co., Ltd. (“HiSoft Jinxin”)	January 26, 2011	PRC	100%
NouvEON Technology Partners, Inc. (“NouvEON”)	July 1, 2011	U.S.	100%
Shanghai HURO Digital Technology Co., Ltd. (“HURO”)	October 1, 2011	PRC	100%
Logoscript International S.L. and its subsidiaries (“Logoscript”)	February 1, 2012	Spain	100%
Beijing GloryCube Technology Co., Ltd. (“Glory”)	June 1, 2012	PRC	100%
Bearing Point Holdings Pty. Limited and its subsidiaries (“Bearing Point”)	July 1, 2012	Australia	100%
HiSoft Technology (Shenzhen) Co., Ltd. (“Hisoft Shenzhen Inoformation”)	May 11, 2012	PRC	100%
VanceInfo Technologies Inc.(“VanceInfo”)	November 9, 2012	Cayman Islands	100%
VanceInfo Creative Software Technology Limited (“VanceInfo Beijing”)	November 9, 2012	PRC	100%
Pactera Technology Limited (“VanceInfo BVI”)	November 9, 2012	BVI	100%
VanceInfo Japan Inc. (“VanceInfo Japan”)	November 9, 2012	Japan	99.9%
Pactera Technologies Inc. (“VanceInfo US”)	November 9, 2012	U.S.	100%
Pactera (Hong Kong) Limited (“Pactera Hong Kong”)	November 9, 2012	Hong Kong	100%
Shanghai VanceInfo Technologies Limited (“VanceInfo Shanghai”)	November 9, 2012	PRC	100%
VanceInfo Technologies Limited (“VanceInfo Tianjin”)	November 9, 2012	PRC	100%
Shanghai VanceInfo Creative Software Technology Limited (“VanceInfo Shanghai Creative”)	November 9, 2012	PRC	100%
Pactera Malaysia Inc. Sdn. Bhd. (“ Pactera Malaysia”)	November 9, 2012	Malaysia	100%
Shenzhen VanceInfo Creative Software Technology Limited (“VanceInfo Shenzhen”)	November 9, 2012	PRC	100%
Nanjing VanceInfo Creative Software Technology Limited (“VanceInfo Nanjing”)	November 9, 2012	PRC	100%
TP Teleservices Limited (“TP Teleservices”)	November 9, 2012	Hong Kong	100%
TP (Hong Kong) Limited (“TP Hong Kong”)	November 9, 2012	Hong Kong	100%
TP Consultants Limited (“TP Consultants”)	November 9, 2012	Hong Kong	100%
TP (Taiwan) Limited (“TP Taiwan”)	November 9, 2012	Hong Kong	100%
TP Software Technology (Shanghai) Co., Ltd. (“TP Shanghai”)	November 9, 2012	PRC	100%
Pactera Financial Service Limited (“Pactera Financial Service”, formerly named “Link Result Limited”)	November 9, 2012	Hong Kong	100%
VanceInfo Data Service (Shanghai) Co., Ltd. (“VanceInfo Data”)	November 9, 2012	PRC	100%
Beijing Viatt Information Technology Co., Ltd. (“Beijing Viatt”)	November 9, 2012	PRC	100%
Lifewood Technology Limited (“Lifewood Technology”)	November 9, 2012	Hong Kong	100%
Lifewood Data Technology Limited (“Lifewood Data)	November 9, 2012	Hong Kong	100%
Lifewood Data Technology (Dongguan) Limited (“Lifewood Dongguan”)	November 9, 2012	PRC	100%
VanceInfo Technologies Australia Pty. Ltd. (“VanceInfo Australia”)	November 9, 2012	Australia	100%
Beijing Data Pioneer Information Technology Co., Ltd. (“Beijing DPC”)	November 9, 2012	PRC	100%
Beijing Kang Pu Wei Century Information Technology Co., Ltd. (“Beijing KPW”)	November 9, 2012	PRC	100%
VanceInfo Singapore Pte. Ltd. (“VanceInfo Singapore)	November 9, 2012	Singapore	100%
Pactera Financial Solutions Limited (“Pactera Financial Solutions”)	November 9, 2012	BVI	83.5%
Beijing Sunwin Corporation Limited (“ Sunwin”)	November 9, 2012	PRC	100%
Beijing VanceInfo Airsoft Technology Ltd. (“VanceInfo Airsoft”)	November 9, 2012	PRC	100%
Suzhou VanceInfo Creative Software Technology Limited (“VanceInfo Creative Software”)	November 9, 2012	PRC	100%
Nanjing VanceInfo Technologies Training Center (“Nanjing Training Center”)	November 9, 2012	PRC	100%
Variable interest entity

Dalian Haihui SCI-TECH Co., Ltd. (“Haihui Dalian”) (Note)	November 11, 1996	PRC	Consolidated VIE

Note: In July 2004, Pactera International entered into a serious of contractual arrangements with the Group’s VIE, Hisoft Technology (Dalian) Co., Ltd (“Hisoft Dalian”) in Dalian, PRC. The contractual agreements provide the Group with the power to direct the activities that most significantly affects the economic performance of the Hisoft Dalian and enable the Group to receive the substantial economic benefits of the Hisoft Dalian. Such contractual agreements enable us to (1) receive substantially all of the economic benefit from Haihui Dalian; (2) have an exclusive option to purchase all or part of the equity interest in Hisoft Dalian at a nominal price or the minimum price permitted under applicable laws; (3) have to power to direct the activities that most significantly affect the economic performance of Haihui Dalian.

The business operation and revenue of Haihui Dalian were minimal in years 2010, 2011 and 2012 and the assets and liabilities are insignificant. The revenue in years 2010, 2011 and 2012 were nil, $4 and nil, respectively. The total assets as of December 31, 2011 and 2012 were $331 and $312, respectively. The total liability as of December 31, 2011 and 2012 were $630 and $642, respectively. The Company intends to keep Haihui Dalian dormant in the future. The Company does not believe there is any significant risk in relation to the VIE structure that may have an impact to its business and financial position.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.                                      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”).

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, all its subsidiaries and the VIE.  All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses for the reporting periods and the accompanying notes. Significant accounting estimates reflected in the consolidated financial statements include, but are not limited to revenue recognition, provision for income taxes, share-based compensation, impairment of goodwill and indefinite lived intangible assets, allowance for doubtful accounts, purchase price allocation in business combinations, contingent consideration, valuation allowance of deferred tax assets, useful life of property, plant and equipment, and economic life of intangible assets as well as performance based share awards. Actual results could differ from those estimates.

Term deposits

The Group’s term deposits are classified as held-to-maturity and carried at amortized cost.  The term deposits mature within one year from the contractual dates and are subject to penalty for early redemption before their maturity.

Allowance for doubtful accounts

Accounts receivables represent those receivables derived in the ordinary course of business.  The Group maintains an allowance for doubtful accounts for estimated incurred losses on uncollected accounts receivables.  Management considers the following factors when determining the collectability of specific accounts: credibility of the customers, aging of the receivables, historical loss experience and other specific circumstances related to the accounts.

Short-term investments

Short-term investments comprise marketable debt securities, which are classified as held-to-maturity as the Group has the positive intent and ability to hold the securities to maturity. All of the Group’s held-to-maturity securities are stated at their amortized costs and classified as short-term investments on the consolidated balance sheets based on their contractual maturity dates which are less than one year.

The Group reviews its short-term investments for other-than-temporary impairment based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its short-term investments. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, and the Group’s intent and ability to hold the investment, in determining if impairment is needed.

Concentration of risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash, term deposit, restricted cash and accounts receivable.  The Group places their cash, term deposit and restricted cash with authorized financial institutions, which refer to (i) banks incorporated in China, which are all authorized to operate banking business by China Banking Regulatory Commission and other relevant agencies, and (ii) overseas financial institutions regulated by competent regulatory authorities in their relevant jurisdictions such as Hong Kong. The credit risk on cash and cash equivalent and restricted cash is limited because the counterparties are banks with high credit ratings.  The Group conducts credit evaluations of its clients and generally does not require collateral or other security from them.  The maximum exposure to credit risk is represented by their carrying amounts in the consolidated balance sheet.

Details of customers accounting for 10% or more of net revenues were as follows:

	Years ended December 31,
	2010	%	2011	%	2012	%

Client A	17,258	12	23,928	11	—	—
Client B	16,534	11	17,826	8	—	—

Details of customers accounting for 10% or more of accounts receivable were as follows:

	Years ended December 31,
	2011	2012

Client C	—	31%

Property, plant and equipment, net

Property, plant and equipment, net, are stated at cost less accumulated depreciation.  Depreciation is provided using the straight-line method over the following estimated useful lives:

Furniture, fixtures and electronic equipment & software	3 - 5 years
Transportation equipment	5 years
Leasehold improvements	Shorter of useful life of the asset or the lease term

Intangible assets

Acquired intangible assets, other than goodwill, are initially measured and recorded at their fair values.  Subsequently, acquired intangible assets, other than trade name with indefinite life, are stated at cost less accumulated amortization and impairment loss.  Customer base and customer relationship are amortized using the estimated attrition pattern.  Other acquired intangible assets are amortized using the straight-line method.  The estimated economic lives are as follows:

Customer base and customer relationship	3 - 6.8 years
Non-compete agreement	1 - 5 years
Contract backlog	0.5 - 2.14 years
Trade name	1 year - Indefinite
Trademark	1 - 2 years
Software Technology	4-5years

The weighted-average amortization period for intangible assets subject to amortization acquired through business combinations as of December 31, 2012 are as follows:

Weighted-average
amortization
Intangible assets	period (years)

Customer relationship	5.82
Non-compete agreement	3.66
Contract backlog	1.69
Software technology	4.51
Trade name	6.85
Trademark	2.00

Impairment of long-lived assets with definite lives

The Group evaluates the recoverability of long-lived assets, including property and equipment and intangible assets with determinable useful lives whenever events or changes in circumstances indicate that an asset’s carrying amount may not be recoverable.  The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows associated with it.  Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated.  Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value.  Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows.  The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated.  These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

Impairment of goodwill and indefinite-lived intangible assets

Goodwill and intangible assets with indefinite useful lives are not amortized, but tested for impairment annually or more frequently if event and circumstances indicate that they might be impaired.

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill.  In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance permits the Company to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test.  Absent from any impairment indicators, the Group performs its annual impairment test on December 31 each year.  For the year ended December 31, 2012, the Group did not choose to perform the assessment of qualitative factors for goodwill impairment.  The first step compares the fair value of each reporting unit to its carrying amount, including goodwill.  If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required.  If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill.  The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit.  The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill.  An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

The Group has determined that the Group’s certain trade names do not have determinable useful lives. Consequently, the carrying amounts of these trade names are not subject to amortization but are tested for impairment at least annually or if events or changes in circumstances indicate that the asset might be impaired.  Such impairment test compares the fair values of assets with their carrying value amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values.  The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies.  Significant assumptions are inherent in this process, including estimates of discount rates.

Land use right

All land in the PRC is owned by the PRC government. The government in the PRC, according to the relevant PRC law, may grant the right to use the land for a specified period of time. Land use right is stated at cost less accumulated amortization. Amortization is provided over the contractual term of the land use right on a straight-line basis.

Equity method investment

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation in the investee’s Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

The Group reviews the long-term investments for impairment whenever events or circumstances indicate that an other-than-temporary decline has occurred.  An impairment loss is recognized in earnings equal to the amount of the investment’s carrying amount in excess of its fair value at the assessment date.  The fair value of the investment would then become the new cost basis of the investment.

Revenue recognition

The Group enters into sales contractual arrangements related to its technology outsourcing services.  For each contract, revenues are recognized in accordance with an authoritative pronouncement regarding revenue recognition issued by Financial Accounting Standards Board (“FASB”) and when all of the following criteria are met: persuasive evidence of sales arrangement exists; delivery has occurred or services have been rendered; the price is fixed or determinable; and collectability is reasonably assured.

Arrangements for technology outsourcing services are either on a time-and-material or fixed-price basis.

Revenues from time-and-material contracts are recognized as billable services are rendered, assuming all other basic revenue recognition criteria are met.

Revenues from fixed-price contracts are recognized using the proportional performance method as determined by the proportional relation of the contract costs incurred to date relative to the estimated total contract costs at completion.  Estimated contract costs are obtained from budgets that are reviewed monthly and revised as necessary.  The Group reviews the estimated revenues and estimated costs on each project at the end of each reporting period.  Any revisions to existing estimates are made when required by members of management having the relevant authority.  As part of the review process, management regularly compares and analyzes the actual costs incurred and the estimate of costs to complete the projects to the total estimated costs and the total contract price. Management make revisions to existing estimates as needed based on the analysis performed and with proper level of approval in the period in which changes become known.  As a policy, provisions for estimated losses on such engagements will be made during the period in which a loss becomes probable and can be reasonably estimated.

Reimbursable out-of-pocket expenses and material costs are recognized as revenues when billed.

For the years ended December 31, 2010, 2011 and 2012, details of net revenues breakdown by contract type were as follows:

	Years ended December 31,
	2010	2011	2012

Time-and-material	$121,110	$175,115	$282,615
Fixed-price	25,469	43,874	76,416
Total	$146,579	$218,989	$359,031

Business tax

The Company’s subsidiaries in the PRC are subject to business tax of 5% and related surcharges on the revenues earned from providing services.  Certain contracts under specific formalities are exempted from business taxes in accordance with the PRC tax laws.  Business tax is recorded as a reduction in revenues when incurred, and the outstanding balance has been recorded in other taxes payable.

Value added tax (“VAT”)

The Company’s PRC subsidiaries are subject to value-added tax at a rate of 17% on revenues from product sales and services and paid after deducting input VAT on purchases. The net VAT balance between input VAT and output VAT is reflected in the account under other taxes payable.

In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of VAT in lieu of business tax in certain areas and industries in the PRC. Such VAT pilot program is to be phased in Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. Starting from September 1, 2012, certain subsidiaries became subject to VAT at the rates, 6% or 3%, on certain service revenues which were previously subject to business tax.

Government subsidies

Government subsidies mainly represent amounts granted by local government authorities as an incentive for companies to promote development of the local technology industry.  The Group receives government subsidies related to government sponsored projects, and records such government subsidies as a liability when it is received. The Group records government subsidies as deductions of the related expenses when there is no further performance obligation.  Total government subsidy amounted to $1,553, $2,744 and $13,334 for the years ended December 31, 2010, 2011 and 2012, respectively, and was included in general and administrative expenses and cost of revenue.

Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases.  Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Capital leases

Capital leases are recorded as an asset and an obligation at an amount equal to the present value, at the beginning of lease term, of minimum lease payments during the lease term, or if lower, the fair value of the leased assets.  The assets are amortized over the useful life of the assets, or if shorter, the lease term.  Lease payments are allocated between a reduction of the obligation and interest expense so as to produce a consistent periodic rate of interest on the remaining balance of the obligation.

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.  Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements.  Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized.  The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.  The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority.  An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.  Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar (“U.S. dollar”).

The financial records of the Company’s subsidiaries and VIE located in the PRC, Japan, the U.S., Hong Kong, Singapore, Australia and Spain are maintained in their local currencies, the Renminbi (“RMB”), Japanese Yen (“Yen”), U.S. dollar, Hong Kong Dollar (“HK$”) and Singapore Dollars (“SN$”), Australia Dollar (“AU$”) and Euro Dollar (“Euro”) respectively, which are also the functional currencies of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date.  Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred.  Transaction gains and losses are recognized in the statements of operations. During the years ended December 31, 2010, 2011 and 2012, foreign currency exchange gain (loss) included in general and administrative expenses in the consolidated statements of operations are $270, $(2,070), and $ 1,042, respectively.

The entities with functional currency other than U.S. dollar translate their operating results and financial position into the U.S. dollar, the Group’s reporting currency.  Assets and liabilities are translated using the exchange rates in effect on the balance sheet date.  Equity amounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average rate for the year.  Translation adjustments are reported as foreign currency translation adjustments and are shown as a separate component of other comprehensive income.

Comprehensive income

Comprehensive income for the year includes net income and foreign currency translation adjustments. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income, which was adopted by the Group on January 1, 2012.

Financial instruments

Financial instruments include cash, restricted cash, term deposits, accounts receivable, accounts payable and loan receivable.  The carrying values of cash, restricted cash, term deposits, accounts receivable, accounts payable and loan receivable approximate their fair values due to short-term maturities.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.  An asset or liability categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data. Fair value of foreign currency forward contracts is discussed in Note 14.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Fair value of acquired intangible assets and contingent consideration is discussed in Note 14.

Net incomeper share

Basic net income per common share is computed by dividing net income attributable to common shareholders by the weighted average number of common shares outstanding during the period.

Diluted net income per common share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares.

The convertible redeemable preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis.  Accordingly, the Group applies the two-class method of computing net income per share, for common and preferred shares according to participation rights in undistributed earnings.  Under this method, undistributed net income should be allocated on a pro rata basis to the common and preferred shares to the extent that each class may share income for the period; whereas the undistributed net loss is allocated to common shares because preferred shares are not contractually obligated to share the loss.

The Group had convertible redeemable preferred shares, stock options and potentially issuable common shares whose issuance is contingent upon the satisfaction of certain conditions in connection with business acquisitions, which could potentially dilute basic earnings per share.  To calculate the number of shares for diluted income per share, the effect of the convertible redeemable preferred shares is computed using the as-if-converted method; the effect of stock options is computed using the treasury stock method.

Share-based compensation

Share-based payment transactions with employees, such as share options, are measured based on the grant date fair value of the equity instrument.  The Group recognizes the compensation costs, net of expected forfeitures, using the graded vesting method over the requisite service period of the award, which is generally the vesting period of the award.  The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates.  Changes in estimated forfeitures are recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods.

Business combinations

Business combinations are recorded using the acquisition method of accounting.  The assets acquired, the liabilities assumed, and any non-controlling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date.  Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any non-controlling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired.

Common forms of the consideration made in acquisitions include cash and common equity instruments.  Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition.  For shares issued in a business combination, the Group estimated the fair value of its common shares as of the date of acquisition.

Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability it is subsequently carried at fair value with changes in fair value reflected in earnings.

Recent accounting pronouncements adopted

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

·                                          Highest-and-best-use and valuation-premise concepts for nonfinancial assets - the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

·                                          Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk - the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

·                                          Premiums or discounts in fair value measure - the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

·                                          Fair value of an instrument classified in a reporting entity’s stockholders’ equity - the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

·                                          Disclosures about fair value measurements - the guidance expands disclosure requirements, particularly for Level 3 inputs.  Required disclosures include:

·                                          For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

·                                          The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The adoption of this guidance did not have a significant effect on the Company’s consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before update the pronouncement issued in June 2011.The Company adopted this guidance on January 1, 2012 and has presented two separate but consecutive statements since that date.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and non-public, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The adoption of this pronouncement did not have a significant effect on the Company’s consolidated financial statements, as it chose to directly perform the two-step goodwill impairment test for 2012.

In July 2012, the FASB issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the guidance, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset. The guidance does not revise the requirement to test indefinite-lived intangible assets annually for impairment. In addition, the guidance does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods. The guidance was effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted.  The adoption of this guidance did not have a significant effect on the Company’s consolidated financial statements.

Recent accounting pronouncements not yet adopted

In December 2011, the FASB has issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. In January 2013, the FASB further clarifies that ordinary trade receivables and receivables are not in the scope of the authoritative pronouncement and the pronouncement applies only to derivatives, repurchase agreements and reverse purchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with specific criteria contained in the FASB Accounting Standards Codification (Codification) or subject to a master netting arrangement or similar agreement. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In February 2013, the FASB has issued an authoritative pronouncement related to Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income. The amendments in this Accounting Standards Updates (“ASU”) do not change the current requirements for reporting net income or other comprehensive income in financial statements. All of the information that this ASU requires already is required to be disclosed elsewhere in the financial statements under US GAAP. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

The new amendments will require an organization to:

· Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under US GAAP to be reclassified to net income in its entirety in the same reporting period.

· Cross-reference to other disclosures currently required under US GAAP for other reclassification items (that are not required under US GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

The amendments apply to all public and private companies that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods (interim and annual). The amendments are effective for reporting periods beginning after December 15, 2012, for public companies. Early adoption is permitted. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In February 2013, the FASB has issued an authoritative pronouncement related to obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. The pronouncement provides guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this pronouncement is fixed at the reporting date, except for obligations addressed within existing guidance in US GAAP. The guidance requires an entity to measure those obligations as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. The guidance in this pronouncement also requires an entity to disclose the nature and amount of the obligation as well as other information about those obligations. The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The amendments in this ASU should be applied retrospectively to all prior periods presented for those obligations resulting from joint and several liability arrangements within the scope that exist at the beginning of an entity’s fiscal year of adoption. An entity may elect to use hindsight for the comparative periods (if it changed its accounting as a result of adopting the amendments in this pronouncement) and should disclose that fact. Early adoption is permitted. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In March 2013, the FASB has issued an authoritative pronouncement related to parent’s accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. When a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided.

For an equity method investment that is a foreign entity, the partial sale guidance still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment.

Additionally, the amendments in this pronouncement clarify that the sale of an investment in a foreign entity includes both: (1) events that result in the loss of a controlling financial interest in a foreign entity (i.e., irrespective of any retained investment); and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition). Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events.

The amendments in this pronouncement are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. Early adoption is permitted. If an entity elects to early adopt the amendments, it should apply them as of the beginning of the entity’s fiscal year of adoption. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

ACQUISITIONS	12 Months Ended
Dec. 31, 2012
ACQUISITIONS
ACQUISITIONS

3.                                      ACQUISITIONS

(a)                                 Horizon Information

On February 1, 2010, the Group acquired 100% equity interest in Horizon Information, a professional IT company based in China.

The purchase price was $1,389, consisting of:

·                                          Cash consideration of $545 paid upon closing; and

·                                          Contingent consideration valued at $844: the Group agreed to pay the selling shareholders of Horizon Information up to $1,400 based on the actual 2010 and 2011 audited gross profit of Horizon Information. Horizon Information met the performance measures and the Group subsequently paid the selling shareholders of Horizon Information the contingent purchase consideration in March 2012.

The purchase price allocation of the transaction, determined by the Group with the assistance of an independent valuer, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life

Net current liabilities assumed:
Current assets	$920
Current liabilities	(1,338)
Total	$(418)
Intangible assets acquired:
Customer base	860	5.9 years
Goodwill	1,076
Deferred tax liability	(129)
Total	$1,807
Total consideration	$1,389

The Group believes that the acquisition will increase the Group’s scale, geographic presence and service offerings as well as expanding its capacities and ultimately become a significant source of the Group’s revenue growth.

The results of operations of Horizon Information have been included in the consolidated financial statements from the acquisition date.  The acquired goodwill is not deductible for tax purpose.

The following unaudited pro forma information summarizes the results of operations of the Group, including the acquisition of Horizon Information assuming that the acquisition occurred as of January 1, 2010.  The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

Years ended
December 31,
2010
(Unaudited)

Net revenues	$146,579
Net income	11,604
Net income per share
- Basic	$0.34
- Diluted	$0.32

The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition.  There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(b)                                 Echo Lane

On April 1, 2010, the Group acquired 100% equity interest in Echo Lane, a professional consulting service firm based in the U.S. with expertise in cloud computing.

The estimated purchase price was $2,711, consisting of:

·                                           Cash consideration of $1,155 paid upon closing; and

·                                           Contingent consideration estimated at $1,556 based on the actual 2011 audited gross profit of Echo Lane with various parameters.

The purchase price allocation of the transaction, determined by the Group with the assistance of an independent valuer, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life

Net tangible assets:
Current assets	$829
Current liabilities	(414)
Total	$415
Intangible assets acquired:
Customer base	670	6.8 years
Goodwill	1,854
Deferred tax liability	(228)
Total	$2,296
Total consideration	$2,711

The results of operations of Echo Lane have been included in the consolidated financial statements from the acquisition date.  The acquired goodwill is not deductible for tax purpose.

The following unaudited pro forma information summarizes the results of operations of the Group, including the acquisition of Echo Lane assuming that the acquisition occurred as of January 1, 2010.  The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

Years ended
December 31,
2010
(Unaudited)

Net revenues	$147,152
Net income	11,878
Net income per share
- Basic	$0.35
- Diluted	$0.33

The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition.  There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(c)                                  ISL

On July 1, 2010, the Group acquired 100% equity interest in ISL, a professional IT company based in Japan, for a total cash consideration of $2,174.

The purchase price allocation of the transaction, determined by the Group with the assistance of an independent valuer, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life

Net tangible assets:
Current assets	$1,068
Current liabilities	(331)
Total	$737
Intangible assets acquired:
Customer base	380	5.5 years
Goodwill	1,217
Deferred tax liability	(160)
Total	$1,437
Total consideration	$2,174

The Group believes that the acquisition will expand the Group’s service offerings in the insurance industry and in Japan.

The results of operations of ISL have been included in the consolidated financial statements from the acquisition date.  The acquired goodwill is not deductible for tax purpose.

The following unaudited pro forma information summarizes the results of operations of the Group, including the acquisition of ISL assuming that the acquisition occurred as of January 1, 2010.  The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

Years ended
December 31,
2010
(Unaudited)

Net revenues	$149,292
Net income	11,623
Net income per share
- Basic	$0.34
- Diluted	$0.32

The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition.  There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(d)                                 Besure

On October 1, 2010, the Group acquired substantially all of the business and assets of Besure (“Besure “), a China-based IT services firm specializing in SAP consulting and implementation services.  Total consideration for the acquisition was paid as follows:

·                                          The first tranche of $2,500 was paid in cash in November, 2010; and

·                                          Contingent consideration valued at $2,233 in cash, based on Besure’s financial performance in the 15 months ended December 31, 2011.

The purchase price allocation of the transaction, determined by the Group with the assistance of an independent valuer, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life

Intangible assets acquired:
Customer base	460	3.25 years
Trade name	810	5 years
Goodwill	3,463
Total	$4,733
Total consideration	$4,733

The results of operations of Besure have been included in the consolidated financial statements from the acquisition date.  The acquired goodwill is not deductible for tax purpose.

The following unaudited pro forma information summarizes the results of operations of the Group, including the acquisition of Besure assuming that the acquisition occurred as of January 1, 2010.  The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

Years ended
December 31,
2010
(Unaudited)

Net revenues	$151,619
Net income	13,533
Net income per share
- Basic	$0.42
- Diluted	$0.37

The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition.  There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(e)                                  Beans

On January 1, 2011, the Group acquired substantially all of the business and assets of Beans (“Beans “), a Singapore-based research and development service provider.  The total consideration of $2,042 consists of:

·                                          Cash consideration of $574 in cash paid upon closing; and

·                                          Contingent consideration valued at $1,468 based on financial performance of Beans in fiscal year 2012.

The purchase price allocation of the transaction, determined by the Group with the assistance of an independent valuer, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life

Intangible assets acquired:
Customer relationship	$927	6 years
Goodwill	1,115
Total	$2,042
Total consideration	$2,042

The Group believes that the acquisition would strengthen its service capability and market position in Singapore.

The results of operations of Beans have been included in the consolidated financial statements from the acquisition date.  The acquired goodwill is not deductible for tax purpose.

The following unaudited pro forma information summarizes the results of operations of the Group, including the acquisition of Beans assuming that the acquisition occurred as of January 1, 2010.  The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

Years ended
December 31,
2010
(Unaudited)

Net revenues	$149,665
Net income	12,106
Net income per share
- Basic	$0.36
- Diluted	$0.33

The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with definite lives associated with the acquisition.  There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(f)                                   Business team of China-based IT service firms

On February 1, 2011, the Group acquired a business team from certain China-based IT service firms (“Business Team”) that provide IT consulting services to clients in the BFSI industry.

The total cash consideration of $2,500 was paid in July 2011.

The purchase price allocation of the transaction, determined by the Group with the assistance of an independent valuer, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life

Intangible assets acquired:
Contract backlog	$287	0.9 year
Customer relationship	666	4.9 years
Goodwill	1,547
Total consideration	$2,500

The Group believes that the acquisition will expand the Group’s business in financial industry and increase the Group’s geographic presence and service offerings in China.

The results of operations of the Business Team have been included in the consolidated financial statements from the acquisition date.  The acquired goodwill is not deductible for tax purpose.

The following unaudited pro forma information summarizes the results of operations of the Group, including the acquisition of Business Team assuming that the acquisition occurred as of January 1, 2010.  The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

	Years ended December 31,
	2010	2011
	(Unaudited)	(Unaudited)

Net revenues	$149,079	$219,197
Net income	9,828	17,715
Net income per share
- Basic	$0.26	$0.44
- Diluted	$0.27	$0.41

The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with definite lives, associated with the acquisition.  There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(g)                                 NouvEON

On July 1, 2011, the Group acquired 100% equity interest in NouvEON, a U.S.-based IT consulting services firm.  The estimated purchase price was $14,160, consisting of:

·                                          Cash consideration of $6,757 paid in 2011; and

·                                          Contingent consideration estimated at $7,403 based on financial results of NouvEon from July 1, 2011 to June 30, 2013.

The purchase price allocation of the transaction, determined by the Group with the assistance of an independent valuer, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life

Net liabilities assumed:
Current assets	$830
Current liabilities	(1,879)
Total	$(1,049)
Intangible assets acquired:
Customer relationship	3,300	4 years
Trademark	2,900	Indefinite
Backlog	283	1 year
Goodwill	10,930
Deferred tax liability	(2,204)
Total	$15,209
Total consideration	$14,160

The Group believes that NouvEON’s value-driven expertise and tailored solutions combined with their strong domain expertise in financial services will greatly benefit the Group and the Group’s global client base.

The results of operations of NouvEON have been included in the consolidated financial statements from the acquisition date.  The acquired goodwill is not deductible for tax purpose.

The following unaudited pro forma information summarizes the results of operations of the Group, including the acquisition of NouvEON assuming that the acquisition occurred as of January 1, 2010.  The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

	Years ended December 31,
	2010	2011
	(Unaudited)	(Unaudited)

Net revenues	$159,380	$225,390
Net income	10,776	17,260
Net income per share
- Basic	$0.30	$0.43
- Diluted	$0.30	$0.40

The pro forma results of operations give effect to certain adjustments, including success fee and amortization of acquired intangible assets with finite lives, associated with the acquisition.  The nonrecurring success fee amounted to $450 and has been included in the determination of the pro forma net income for the year ended December 31, 2010.

(h)                                 HURO

On October 1, 2011, the Group acquired 100% equity interest in HURO, a China-based IT service firm that provides IT consulting services to clients in the BFSI industry.

The estimated purchase price was $7,293, consisting of:

·                                          Cash consideration of $3,282 paid in 2011 and 2012; and

·                                          Contingent consideration estimated at $4,011 based on financial results of HURO from October 1, 2011 to September 30, 2014.

The purchase price allocation of the transaction, determined by the Group with the assistance of an independent valuer, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life

Net tangible assets:
Current assets	$4,375
Current liabilities	(3,825)
Total	$550
Intangible assets acquired:
Customer relationship	1,339	5 years
Contract backlog	856	1 year
Trade name	1,425	Indefinite
Non-compete clause	359	5 years
Goodwill	3,361
Deferred tax liability	(597)
Total	$6,743
Total consideration	$7,293

The Group believes that the acquisition will expand the Group’s business in financial industry and increase the Group’s geographic presence and service offerings in China.

The results of operations of HURO have been included in the consolidated financial statements from the acquisition date.  The acquired goodwill is not deductible for tax purpose.

The following unaudited pro forma information summarizes the results of operations of the Group, including the acquisition of HURO assuming that the acquisition occurred as of January 1, 2010.  The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

	Years ended December 31,
	2010	2011
	(Unaudited)	(Unaudited)

Net revenues	$151,735	$222,856
Net income	11,541	17,514
Net income per share
- Basic	$0.34	$0.43
- Diluted	$0.32	$0.41

The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition.  There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(i)                                     Logoscript

In February 2012, the Group acquired 100% interest in Logoscript International S.L., a Spain-based software localization and technical translation services provider and its subsidiaries based in Spain, Brazil and Portugal. Logoscript International S.L. and its subsidiaries are hereinafter referred to as “Logoscript”.

The estimated purchase price was $1,399, consisting of:

·                                          Cash consideration of $1,158 paid in 2012; and

·                                          Contingent consideration estimated at $241 based on the financial performance of Logoscript from January 1, 2012 to December 31, 2013.

The purchase price allocation of the transaction, determined by the Group with the assistance of an independent appraiser, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life

Net tangible assets:
Assets	$1,592
Liabilities	(1,150)
Total	$442
Intangible assets acquired:
Customer relationship	233	3 years
Goodwill	794
Deferred tax liability	(70)
Total	$957
Total consideration	$1,399

The Group believes that the acquisition will improve its presence in Europe as well as obtain multilingual talents.

The results of operations of Logoscript have been included in the consolidated financial statements from the acquisition date. The acquired goodwill is not deductible for tax purpose.

The following unaudited pro forma information summarizes the results of operations of the Group, as if the acquisition had occurred as of January 1, 2011. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	Years ended December 31,
	2011	2012
	(Unaudited)	(Unaudited)

Net revenues	$222,836	$359,352
Net income	17,458	2,553
Net income per share
- Basic	$0.43	$0.05
- Diluted	$0.41	$0.05

The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition. There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(j)                                     Longhaul

In March 2012, the Group acquired the business and assets of Shenzhen Longhaul Information Technology Ltd., or Longhaul, a China-based SAP consulting services company, which mainly provides SAP implementation and maintenance services in China.

The estimated purchase price was $1,494, consisting of:

·                                          Cash consideration of $772 paid in May 2012; and

·                                          Contingent consideration estimated at $722 based on the financial performance of Longhaul from March 1, 2012 to December 31, 2014.

The purchase price allocation of the transaction, determined by the Group with the assistance of an independent appraiser, was allocated to assets acquired as of the date of acquisition as follows:

		Estimated
		useful life

Intangible assets acquired:
Customer relationship	190	3.5 years
Contract backlog	27	0.25 years
Non-compete clause	262	4 years
Goodwill	1,015
Total	$1,494
Total consideration	$1,494

The business purpose of this acquisition is to acquire the team’s specialized knowledge of SAP, and related contracts and customers to enhance the Group’s ability to expand into the SAP service market in China.

The following unaudited pro forma information summarizes the results of operations of the Group, as if the acquisition had occurred as of January 1, 2011. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	Years ended December 31,
	2011	2012
	(Unaudited)	(Unaudited)

Net revenues	$220,733	$359,322
Net income	17,858	2,583
Net income per share
- Basic	$0.44	$0.05
- Diluted	$0.42	$0.05

The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition. There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(k)                                  Glory

In June 2012, the Group acquired 100% equity interest in Beijing GloryCube Technology Co., Ltd., or Glory, a China-based IT service firm that specialized in CRM system design and implementation in the financial industry in China.

The estimated purchase price was $6,616, consisting of:

·                                          Cash consideration of $3,061 paid in 2012; and

·                                          Contingent consideration estimated at $3,555 based on the financial performance of Glory from June 1, 2012 to March 31, 2014.

The purchase price allocation of the transaction, determined by the Group with the assistance of an independent appraiser, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life

Net tangible assets:
Current assets	$1,465
Current liabilities	(1,879)
Total	$(414)
Intangible assets acquired:
Customer relationship	959	5 years
Contract backlog	530	1 year
Trade name	2,149	Indefinite
Non-compete clause	225	5 years
Goodwill	3,746
Deferred tax liability	(579)
Total	$7,030
Total consideration	$6,616

The Group believes that the acquisition will expand the Group’s business in the financial industry in China and increase the Group’s geographic presence and service offerings.

The results of operations of Glory have been included in the consolidated financial statements from the acquisition date. The acquired goodwill is not deductible for tax purpose. The amounts of revenue and earnings of the acquiree since the acquisition date are not separately presented because the acquiree’s operation has been integrated into the Group’s business after the transaction was completed.

The following unaudited pro forma information summarizes the results of operations of the Group, as if the acquisition had occurred as of January 1, 2011. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	Years ended December 31,
	2011	2012
	(Unaudited)	(Unaudited)

Net revenues	$223,225	$360,796
Net income	18,050	2,652
Net income per share
- Basic	$0.44	$0.06
- Diluted	$0.42	$0.05

The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition. There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(l)                                     Bearing Point

In July 2012, the Group acquired 100% equity interest in Bearing Point Holding Pty. Limited and its subsidiaries ( hereinafter refer to as “Bearing Point”), a IT consulting services provider based in Australia.

The estimated purchase price was $7,465, consisting of:

·                                          Cash consideration of $3,601 paid upon closing; and

·                                          Contingent consideration estimated at $3,864 based on the financial performance of Bearing Point from July 1, 2012 to December 31, 2014.

Besides the above payments, an amount of $1,025 was paid in August 2012 to the former shareholders of Bearing Point. Since the Group has the right to be paid back this amount if these shareholders cease their employment with the Group at any time before the third anniversary of the closing date, the $1,025 is accounted for as deferred employee compensation expense and amortized over the three-year service period.

The purchase price allocation of the transaction, determined by the Group with the assistance of an independent appraiser, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life
Net tangible assets:
Assets	$6,729
Liabilities	(5,180)
Total	$1,549
Intangible assets acquired:
Customer relationship	1,845	5 years
Trade name	512	2 years
Goodwill	4,266
Deferred tax liability	(707)
Total	$5,916
Total consideration	$7,465

The Group believes that the acquisition will expand the Group’s business in Asia South and increase the Group’s geographic presence and service offerings.

The following unaudited pro forma information summarizes the results of operations of the Group, as if the acquisition had occurred as of January 1, 2011. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	Years ended December 31,
	2011	2012
	(Unaudited)	(Unaudited)
Net revenues	$238,002	$368,538
Net income	17,690	2,484
Net income per share
- Basic	$0.44	$0.05
- Diluted	$0.41	$0.05

The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition. There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(m)                              Newton

In August 2012, the Group acquired 100% equity interest in Newton Technology Limited (“Newton”), a system developer under Java platform based in Japan.

The estimated purchase price was $1,464, consisting of:

·                                          Cash consideration of $1,241 paid upon closing; and

·                                          Contingent consideration estimated at $223 based on the financial performance of Newton from August 1, 2012 to June 30, 2014.

The purchase price allocation of the transaction, determined by the Group with the assistance of an independent appraiser, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life
Net tangible assets:
Assets	$936
Liabilities	(465)
Total	$471
Intangible assets acquired:
Acquired software	168	5years
Contract backlog	3	0.5 year
Customer relationship	434	5 years
Goodwill	557
Deferred tax liability	(169)
Total	$993
Total consideration	$1,464

The acquired software has been written-off as of December 31, 2012 because the Group decided not to actively use it in its future operations.

The Group believes that the acquisition will expand the Group’s business in Japan and increase the Group’s geographic presence and service offerings.

In November 2012, all the business and assets of Newton were transferred to Pactera Japan.  Accordingly, Newton was closed down prior to the end of year 2012.

The results of operations of Newton have been included in the consolidated financial statements from the acquisition date. The acquired goodwill is not deductible for tax purpose. The amounts of revenue and earnings of the acquiree since the acquisition date are not separately presented because the acquiree’s operation has been integrated into the Group’s business after the transaction was completed.

The following unaudited pro forma information summarizes the results of operations of the Group, as if the acquisition had occurred as of January 1, 2011. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	Years ended December 31,
	2011	2012
	(Unaudited)	(Unaudited)
Net revenues	$221,197	$360,319
Net income	17,425	2,313
Net income per share
- Basic	$0.43	$0.05
- Diluted	$0.41	$0.05

The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition. There are no nonrecurring pro forma adjustments directly attributable to the business combination.

(n)                                  Acquisition of non-controlling interest in HiSoft Jinxin

In December 2010, HiSoft Beijing and five third party individuals entered into an agreement to form Hisoft Jinxin in which HiSoft Beijing and the five individuals own 60% and 40% of the total equity interest, respectively. In connection with the company formation, HiSoft Beijing and the five individuals injected $1,364 and $909, respectively to incorporate Hisoft Jinxin, a PRC company engaged in providing outsourcing business to the banking and insurance industries in China.

In October 1, 2012, HiSoft Beijing acquired the 40% of the equity interest from the non-controlling shareholders of Hisoft Jinxin with a total consideration of $12,938, of which $1,203 was paid in November and December 2012. The remaining consideration expected to be paid in 2013 and 2014 is $9,278 and $2,457 respectively, based on Hisoft Jinxin’s financial performance for the years ended December 31, 2012 and 2013.

(o)                                  VanceInfo

On November 9, 2012, the Group completed the merger of equals with VanceInfo, a listed company on New York Stock Exchange (“NYSE”) that provides IT services and offshore software development services to enhance the Group’s leading position in IT outsourcing industry. According to the Merger Agreement, Hisoft and VanceInfo shareholders each owned approximately 50% of the combined company at the transaction closing. The merger was accounted for as a business combination using the acquisition method with the Company treated as the accounting acquirer.

The total consideration was calculated based on the fair value of the shares issued in connection with the merger, including shares issued in exchange for vested VanceInfo stock options and restricted share units (“RSU”).

The total consideration was calculated below:

Issuance of common shares	42,517
Closing price on transaction date	$7.49
Stock consideration	$318,451
Fair value of vested VanceInfo stock options and RSU	$8,327
Total consideration	$326,778

The purchase price allocation of the transaction, determined by the Group with the assistance of an independent appraiser, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life
Net tangible assets:
Cash	$31,717
Term deposits	35,032
Accounts receivable	155,885
Other current assets	13,525
Property, plant and equipment	53,400
Land use right	24,393
Deferred tax assets-non-current	866
Other non-current assets	4,254
Current liabilities	(75,530)
Other non-current liabilities	(6,185)
Total	237,357

Intangible assets acquired:
Customer relationship	11,540	4-6years
Trade name	27,840	2 years- indefinite
Software technology	2,290	4 - 5 years
Contract backlog	910	2 years
Non-compete agreement	1,400	1 - 4 years
Goodwill	54,407
Deferred tax liability	(8,966)
Total	89,421
Total consideration	$326,778

The fair values of the intangible assets were determined using the “cost”, “income approach-excess earnings”, “with and without” and “relief from royalty” valuation methods. In performing the purchase price allocation, the Company considered, among other factors, forecasted financial performance of the acquired business and market performance of the acquired business in China.

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under US GAAP, and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

The following unaudited pro forma information summarizes the results of operations of the Group, as if the merger had occurred as of January 1, 2011. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	Years ended December 31,
	2011	2012
	(Unaudited)	(Unaudited)

Net revenues	$502,126	$673,266
Net income/(loss)	39,532	1,807
Net income/(loss) per share
- Basic	$0.47	$0.02
- Diluted	$0.45	$0.02

The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition. There are no nonrecurring pro forma adjustments directly attributable to the business combination.

The amount of revenue included in consolidated statement of operation was $59,323 during the period from November 9, 2012 to December 31, 2012.

(p)                                  Other acquisitions

The Group also made following acquisitions during the years ended December 31, 2011:

·                  On April 1, 2011, the Group acquired substantially all of the business and assets of iConnect (“iConnect Business”), a U.S.-based development and testing services provider, with consideration of:

Cash consideration of $400 paid upon closing;

Contingent consideration of $306 paid in 2011.

·                  On April 1, 2011, the Group acquired substantially all of the business and assets of Shanghai Yuetong (“Shanghai Yuetong Business”), a China-based development and testing services provider, with consideration of:

Cash consideration of $600 paid upon closing;

Contingent consideration of $459 paid in 2012.

·                  On June 1, 2011, the Group acquired substantially all of the business and assets of Ascent (“Ascent Business”), a China-based professional technical training services provider, with consideration of:

Cash consideration of $245 paid upon closing;

Contingent consideration of up to $227 based on the financial performance of Ascent Business from July 2011 to June 2014;

RESTRICTED CASH	12 Months Ended
Dec. 31, 2012
RESTRICTED CASH
RESTRICTED CASH

4.                                      RESTRICTED CASH

The balance of restricted cash of $1,222 and $6,112 as of December 31, 2011 and 2012, respectively, consisted of the following:

(i)                                     $825 and $808 as of December 31, 2011 and 2012, respectively, were deposit of forward foreign currency exchange transactions;

(ii)                                  $397 and $648 as of December 31, 2011 and 2012, respectively, were deposit of Letter of Guarantee for a project;

(iii)                               Nil and $210 as of December 31, 2011 and 2012, respectively, were used to secure bank letter of guarantee for facility rentals in Singapore;

(iv)                              Nil and $2,812 as of December 31, 2011 and 2012, respectively, were deposits of bank bills;

(v)                                 Nil and $1,605 as of December 31, 2011 and 2012, respectively, were pledged deposit for short-term bank loan. This pledged deposit was subsequently released  in January 2013; and

(vi)                              Nil and $29 as of December 31, 2011 and 2012, respectively, were deposits to secure commercial card issued by bank.

SHORT-TERM INVESTMENT	12 Months Ended
Dec. 31, 2012
SHORT-TERM INVESTMENT
SHORT-TERM INVESTMENT

5.                                      SHORT-TERM INVESTMENT

Short-term investment is the held-to-maturity securities purchased in December 2012.  As of December 31, 2012, the Company’s held-to-maturity securities carried at amortized cost of $1,765. The held-to-maturity securities are not allowed to be redeemed early before its maturity. The carrying amounts of the held-to-maturity securities approximate their fair value due to their short-term nature, which are within one-year maturity period.

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

6.                                      ACCOUNTS RECEIVABLE

Accounts receivable, net consists of:

	As of December 31,
	2011	2012

Billed receivable	$43,143	$106,882
Unbilled receivable	22,272	140,197
	65,415	247,079
Less: Allowance for doubtful accounts	4,002	16,386
	$61,413	$230,693

Revenue in excess of billings is recorded as unbilled receivable and included in accounts receivable.  These amounts become billable according to the contract terms.

Movement of the allowance for doubtful accounts are as follows:

	As of December 31,
	2010	2011	2012

Balance at the beginning of the year	$220	$3,698	$4,002
Acquired as a result of merger with VanceInfo (note)	—	—	10,197
Allowance for doubtful accounts	3,597	477	5,153
Write off	(126)	(388)	(2,751)
Foreign currency translation adjustments	7	215	(215)
Balance at the end of the year	$3,698	$4,002	$16,386

Note: This represents the fair value adjustment to the acquisition date accounts receivable.

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

7.                                      PREPAID EXPENSES AND OTHER CURRENT ASSETS

	As of December 31,
	2011	2012

Prepayment for building and property	$—	$13,283
Prepaid rent and other prepaid expenses	1,787	8,038
Advances to suppliers	797	2,449
Other current assets	1,061	1,664
Deposits	357	1,213
Advances to employees	759	1,055
Accrued interests receivable	801	793
Loan receivable	950	—
Total	$6,512	$28,495

Loans receivable as of December 31, 2011 relates to interest-free loans made to the non-controlling interest holders of HiSoft Jinxin.  The loans are interest-free, unsecured and repayable within one year, with an option for extension at the discretion of the Group. The loans were settled by the dividend distribution to non-controlling interest holders of HiSoft Jinxin in 2012.

Prepayment for building and property as of December 31, 2012 was related to the purchase of a facility in Wuxi State Hi-Tech Zone. The balance represented approximately 60% of the total purchase consideration prepaid by the Group. The remaining consideration is expected to be paid in 2013.

PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

8.                                      PROPERTY, PLANT AND EQUIPMENT, NET

	As of December 31,
	2011	2012

Construction in progress	$—	$36,797
Furniture, fixtures, electronic equipment and software	18,096	47,591
Transportation equipment	146	2,281
Leasehold improvements	7,263	25,209
	25,505	111,878
Less: Accumulated depreciation	11,731	44,271
	$13,774	$67,607

Depreciation expenses for the years ended December 31, 2010, 2011 and 2012 were $2,918, $4,400, and $ 6,850, respectively.

GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL
GOODWILL

9.                                      GOODWILL

The changes in the carrying amount of goodwill during the years ended December 31, 2011 and December 31, 2012 are as follows:

	As of December 31
	2011	2012

Balance at the beginning of the year	$18,631	$37,348
Goodwill acquired in business acquisitions	18,112	64,785
Foreign currency translation adjustments	605	526
Balance at the end of the year	$37,348	$102,659

The Group had one reporting unit as of December 31, 2011.  Subsequent to the merger of equals with VanceInfo on November 9, 2012, the Group was still undergoing the integration process at year end. The resources and technology skills held by former Hisoft and VanceInfo were still operating separately at the year end. As a result, the Group has two reporting units as of December 31, 2012.

In the goodwill impairment test, the Group used the income approach in determining the fair value of the Group’s reporting unit. Accordingly, it adopted a discounted cash flow (“DCF”) method under the income approach, which considers a number of factors that include expected future cash flows, growth rates, and discount rates, and requires the Company to make certain assumptions and estimates regarding industry economic factors and future profitability of its business unit. The assumptions are inherently uncertain and subjective.

When applying the DCF method in determining the fair value of the reporting units, the Company incorporated the use of projected financial information and a discount rate developed using market participant based assumptions. The cash flow projections were based on five-year financial forecasts developed by management that included revenue projections, capital spending trends, and investments in working capital to support anticipated revenue growth. With the consideration of the risk and nature of the reporting unit’s cash flows and the rates of return market participants would require to invest their capital in the reporting unit, the discount rate selected was 16% and terminal value growth rate was 3% for both former Hisoft and VanceInfo.

Based on the impairment tests performed, no impairment charges were recognized for the years ended December 31, 2010, 2011 and 2012, respectively.

INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS
INTANGIBLE ASSETS

10.                               INTANGIBLE ASSETS

Intangible assets and their related accumulated amortization as of December 31, 2011 and 2012 were as follows:

		Customer base
	Contract	and customer	Trade		Non-compete	Software
	backlog	relationship	name	Trademark	agreement	technology	Total

Balance as of January 1, 2011	$49	$3,630	$782	$—	$—	$—	$4,461
Acquisition	1,425	7,040	1,425	3,043	359	—	13,292
Amortization	(696)	(1,778)	(168)	(17)	(18)	—	(2,677)
Foreign currency translation adjustments	12	72	34	—	4	—	122

Balance as of December 31, 2011	790	8,964	2,073	3,026	345	—	15,198
Acquisition	1,470	15,200	29,989	513	1,887	2,459	51,518
Amortization	(1,611)	(3,400)	(428)	(157)	(225)	(237)	(6,058)
Impairment	—	—	(2,836)	(2,679)	—	—	(5,515)
Foreign currency translation adjustments	3	54	84	9	10	—	160

Balance as of December 31, 2012	$652	$20,818	$28,882	$712	$2,017	$2,222	$55,303

Gross carrying amount
Balance as of December 31, 2011	$1,673	$11,190	$2,235	$3,043	$359	—	$18,500
Balance as of December 31, 2012	$3,143	$26,390	$29,388	$877	$2,246	$2,459	$64,503

Accumulated amortization
Balance as of December 31, 2011	$883	$2,226	$162	$17	$14	—	$3,302
Balance as of December 31, 2012	$2,491	$5,572	$506	$165	$229	$237	$9,200

The Group recorded amortization expenses of $875, $2,677 and $6,058 in 2010, 2011 and 2012, respectively.

The Group expects to record an amortization expense of $10,431, $8,666, $6,824, $5,414 and $7,866 for the year 2013, 2014, 2015, 2016, 2017 and thereafter, respectively.

Consequential to the merger of equals with VanceInfo, the Group has written down the trademarks and trade names of $5,515 for the year ended December 31, 2012 since management determined not to use certain trademarks and trade names as a result of the re-branding process after the merger transaction.

LONG-TERM INVESTMENT	12 Months Ended
Dec. 31, 2012
LONG-TERM INVESTMENT
LONG-TERM INVESTMENT

11.                               LONG-TERM INVESTMENT

Equity method investment

As a result of the merger with VanceInfo, the Company owned 100% Beijing Sunwin Technology Co., Ltd. (“Beijing Sunwin”), a China-based company providing IT consulting and solutions to companies in Chinese airline industry. Beijing Sunwin has a 50% equity interest in a PRC joint venture company, namely Beijing Yunxiang Weiye Information Technology Co., Ltd. Such equity interest was also acquired as part of the merger with VanceInfo. The investment has been recorded using the equity method of accounting because the Group has the ability to exercise significant influence over the operating and financing activities of the investee but does not have control over it.

The investment earnings generated from the equity method investments for the year ended December 31, 2012 was $23.

LAND USE RIGHTS	12 Months Ended
Dec. 31, 2012
LAND USE RIGHTS
LAND USE RIGHTS

12.                               LAND USE RIGHTS

As a result of merger with VanceInfo, the Company obtained two pieces of land in Beijing and recorded the land use right at fair value at the acquisition date as a part of the purchase price allocation and amortizes the cost of land use right on a straight-line basis over the remaining useful life.

The Group recorded amortization expenses of $71 for the year ended December 31, 2012.

ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER PAYABLES
ACCRUED EXPENSES AND OTHER PAYABLES

13.                               ACCRUED EXPENSES AND OTHER PAYABLES

	As of December 31,
	2011	2012
Employee payroll and welfare payables	$16,815	$55,240
Contingent acquisition consideration payable	10,366	31,519
Accrued merger related cost	—	12,290
Accrued other operating expenses	1,946	6,074
Advance from customers	3,111	7,662
Subcontractors fees	3,043	7,507
Other payable	1,559	6,922
Accrued professional fees	1,670	2,136
Accrued rental expenses	801	2,815
Accrued travel expenses	1,124	2,262
Amount due to a related party	—	136
Total	$40,435	$134,563

Accrued other operating expenses mainly comprised of accrued employee related reimbursement expenses and other accrued operating expenses.

Accrued merger related costs as of December 31, 2012 were mainly related to the severance costs payable and professional fee payables to the third-parties service organizations in relation to the merger of equals with VanceInfo.

FAIR VALUE	12 Months Ended
Dec. 31, 2012
FAIR VALUE
FAIR VALUE

14.                               FAIR VALUE

(a)                                Assets and liabilities measured at fair value on a recurring basis

The Company measured cash equivalents, foreign currency forward contracts and contingent consideration on a recurring basis as of December 31, 2011 and December 31, 2012.

Foreign currency forward contracts

The Group purchased foreign currency forward contracts to protect against the adverse effect that exchange rate fluctuation may have on foreign currency denominated sales activities. Foreign currency forward contracts are marked to market based on the prevailing forward exchange rate quoted by the contracted bank (Level 2 inputs).  Assets and liabilities resulted from foreign currency forward contracts are recorded at its fair value.

As of December 31, 2011 and 2012, the fair value of foreign currency forward contracts, which amounted to $26 and $8, respectively, is recorded in other receivable. During the years of 2010, 2011 and 2012, gains and losses on the foreign currency forward contracts are recognized in the consolidated statement of operations.

Details of the outstanding foreign currency forward contracts as of December 31, 2011 and 2012 were as follows:

	As of December 31,
	2011	2012

Settlement currency in:
Japanese Yen (¥) of entity with functional currency in RMB
Notional contract amount (Original currency)	¥150,000,000	—
Notional contract amount (U.S. dollar equivalent)	$1,927	—
U.S. dollar of entity with functional currency in RMB
Notional contract amount (U.S. dollar)	$5,480	$1,800

Contingent consideration

The contingent consideration in connection with the acquisitions of Horizon Information, Echo Lane, Besure, Beans, iConnect, Ascent, NouvEON, HURO, Logoscript, Longhaul, Glory, Bearing Point, Newton, Hisoft Jinxin, Beijing DPC, VanceInfo Australia, Lifewood, Beijing Viatt, TP and Sunwin determined at fair value based on, among other factors, forecast financial performance of the acquired business, and discount rate (Level 3 inputs).

The Group estimates and records the acquisition date estimated fair value of contingent consideration as part of purchase price consideration for acquisitions. Additionally, at the end of each reporting period, the Group calculates the changes in the fair value of contingent consideration, and recognizes such changes in the consolidated statement of operations.

An increase in the earn-out expected to be paid will result in a charge to operations in the quarter that the anticipated fair value of contingent consideration increases, while a decrease in the earn-out expected to be paid will result in a credit to operations in the quarter that the anticipated fair value of contingent consideration decreases. The estimate of the fair value of contingent consideration requires subjective assumptions to be made of future operating results, discount rates, and timing of earn-out payments. Future revisions to these assumptions could materially change the estimate of the fair value of contingent consideration and, therefore, materially affect the Group’s future financial results.

The fair value measurement of the contingent consideration encompasses the following significant unobservable inputs:

Unobservable Inputs	Range
Estimated contingent consideration payments	$32 - $12,025
Discount rate	1.55% - 11.70%
Timing of cash flows	0.25-2.33 years

The following table summarizes the movement of the Group’s contingent consideration measured at fair value on recurring basis for the year ended December 31, 2012:

Contingent consideration as of January 1, 2011	$8,444
Increase in contingent consideration as a result of business acquisitions	28,065
Less: Payments made during 2011	(19,883)
Add: Changes in fair values	1,824
Foreign currency translation adjustments	102

Contingent consideration as of January 1, 2012	$18,552
Assumed from the merger with VanceInfo	16,775
Increase in contingent consideration as a result of business acquisitions	20,355
Less: Payments made during 2012	(3,047)
Settlement of contingent consideration	(918)
Add: Changes in fair values	(659)
Foreign currency translation adjustments	361

Contingent consideration as of December 31, 2012	$51,419

	Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Other	Significant
	December, 31	Active Market for	Observable	Unobservable
Description	2011	Identical Liabilities	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Contingent consideration	$(18,552)	—	$—	$(18,552)
Foreign currency forward contracts	26	—	26	—
Total	$(18,526)	—	$26	$(18,552)

	Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Other	Significant
	December, 31	Active Market for	Observable	Unobservable
Description	2012	Identical Liabilities	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Contingent consideration	$(51,419)	—	$—	$(51,419)
Foreign currency forward contracts		—	8	—
Total	$(51,411)	—	$8	$(51,419)

(b)                                Assets and liabilities measured at fair value on a nonrecurring basis

The Group’s financial assets and liabilities measured at fair value on a non-recurring basis include acquired assets and liabilities in connection with business acquisitions based on Level 3 inputs.

The Group measured the fair value of the purchased intangible assets using the “income approach - relief from royalty” and “income approach - excess earnings” valuation methods.  These acquired intangible assets are considered Level 3 assets and liabilities because the Group used unobservable inputs, such as forecast financial performance of the acquired business and discount rates, to determine the fair value of these purchased assets and liabilities. In 2012, an impairment loss of $5,515 was recognized for certain trade names as the Company is in the process of re-branding due to the merger with VanceInfo, and the Group has changed the estimated useful life of certain intangible assets from indefinite life to definite life.

The fair value was determined using models with significant unobservable inputs, Level 3 inputs, primarily the discounted future cash flow. Goodwill, other intangible assets and long term investment are measured at fair value on a non-recurring basis and they are recorded at fair value only when impairment is recognized.

The fair value measurements of the intangible assets encompass the following significant unobservable inputs:

Unobservable Inputs	Range
Estimated net revenues	$1,400-$30,316
Royalty savings	2%-4%
Discount rate	16%
Timing of cash flows	1-2 years

In addition, the Group also measured financial assets of term deposits on a nonrecurring basis based on Level 3 inputs and classified the term deposits as held-to-maturity and carried at cost.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES

15.                               INCOME TAXES

The current and deferred components of income tax expense are as follows:

	Years ended December 31,
	2010	2011	2012
Current tax expense
- PRC and Hong Kong	$1,725	$968	$5,295
- Japan	136	78	41
- U.S.	102	330	10
- Singapore	374	1,006	670
- Australia	—	—	91
	2,337	2,382	6,107
Deferred tax expense (benefit)
- PRC and Hong Kong	34	(881)	(2,070)
- Japan	266	(42)	(102)
- U.S.	(646)	241	(2,486)
- Singapore	(57)	18	(81)
- Europe	—	—	(3)
- Australia	—	—	(155)
	(403)	(664)	(4,897)
Income tax expense	$1,934	$1,718	$1,210

Cayman Islands

Pactera International and VanceInfo Technology are tax-exempted companies incorporated in the Cayman Islands and are not subject to tax on income or capital gains.

British Virgin Islands

HiSoft Holdings, HiSoft Systems Holdings, Pactera BVI and Pactera Financial Solutions are exempted from income tax in the British Virgin Islands where they were incorporated.

Hong Kong

Hisoft Hong Kong was established in Hong Kong in October 2005.  In 2007, it was subject to Hong Kong profit tax at 17.5%.  Beginning from 2008, the Hong Kong profit tax rate has been changed to 16.5%.

TP HK was established in Hong Kong in October 1994. It has been subject to Hong Kong profit tax at 16.5% from 2008.

TP Teleservices was established in Hong Kong in October 1998. It has been subject to Hong Kong profit tax at 16.5% from 2008.

TP Taiwan was established in Hong Kong in October 1994. It has been subject to Hong Kong profit tax at 16.5% from 2008.

TP Consultants was established in Hong Kong in November 1987 and was acquired in 2011. It has been subject to Hong Kong profit tax at 16.5% from 2008.

Pactera HK was established in Hong Kong in March 2007.  In 2007, it was subject to Hong Kong profit tax at 17.5%.  Beginning from 2008, the Hong Kong profit tax rate has been changed to 16.5%.

LW Technology and LW Data were acquired in 2011. They are subject to Hong Kong profit tax at 16.5%.

Pactera Financial Service was acquired in 2010. It is subject to Hong Kong profit tax at 16.5%.

Japan

Pactera Japan, ISL and Newton were established in Japan and are subject to Japanese income taxes at 42%.

VanceInfo Japan was established in Japan and is subject to Japanese income taxes at 18%.

Singapore

Pactera Singapore, AllianceSPEC and VanceInfo Singapore are subject to Singapore income taxes at rate of 17%.

The United States

DMK International, Hisoft Envisage, Wave, Echo Lane NouvEON, and Pactera USA were established in the United States and are subject to the U.S. federal income taxes at gradual rates from 15% to 39% and state income taxes of 6%, 8.84%, 1%, 8.84%, 6.9%, and 8.84%,respectively.

Spain

Logoscript International S.L. and Logoscript S.L. were established in Spain and subject to the Spanish income tax at the rate of 30%.

Australia

Bearing Point is subject to Australian income taxes at the rate of 30%.

VanceInfo Australia was established in Australia in July 2010. It has been subject to corporate income tax at 30% from 2010.

Malaysia

Pactera Malaysia was established in Malaysia in June 2008. It is subject to corporate income tax at 25%.

PRC

Prior to January 1, 2008, the Group’s PRC entities are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws.

On March 16, 2007, the National People’s Congress adopted the Enterprise Income Tax Law (“the New EIT Law”) which became effective on January 1, 2008.  The New EIT Law applies a uniform 25% enterprise income tax rate to both foreign-invested enterprises and domestic enterprises except for certain entities that enjoy preferential tax rates, which are lower than the statutory rates, as described below.

Under the New EIT Law, an enterprise which qualifies as a “high and new technology enterprise” (“the new HNTE”) is entitled to a tax rate of 15%.  HiSoft Chengdu, HiSoft Dalian, HiSoft Beijing, HURO and Glory obtained the new HNTE status in 2011, while Hisoft Jinxin in 2012.  Beijing DPC was qualified for the new HNTE from 2011 to 2013. VanceInfo Beijing obtained the new HNTE in 2008, and it is eligible to a three-year exemption and a three-year 50% reduction in EIT from 2005. As such it is entitled to the preferential tax rate of 7.5% from 2008 to 2010. The HNTE certificate was renewed in 2011 and is entitled to the preferential tax rate 15% in 2011 and 2012. It was further recognized as a “key software enterprise under the State plan” in 2012, which would entitle it to a 10% preferential income tax rate in 2011 and 2012 if the certificate was obtained before May 31, 2013.

On November 5, 2010, the Ministry of Finance, the Ministry of Commerce and the State Administration of Taxation jointly issued the Notice on the Relevant Enterprise Income Tax Polices on Advanced Technology Service Enterprises, or Notice 65, with retroactive effect from July 1, 2010.  Under Notice 65, enterprises which qualify as “advanced technology service enterprises” are entitled to enjoy the tax rate of 15% from July 1, 2010 to December 31, 2013.  In 2010, HiSoft Shenzhen was qualified as an “Advanced Technology Service Enterprise” and entitled to an income tax rate of 15% from January 1, 2010 to December 31, 2013.

The ministry of finance, the State Administration of Taxation and the Customs jointly issued the Notice on the Relevant Enterprise Income Tax Polices on encouraging the software and IC industry development questions, enterprises which obtained the certificate of new setup software enterprise (“NSE”) was entitled to an two-year exemption and three-year half reduction of EIT. HiSoft Wuxi, VanceInfo Nanjing, VanceInfo Shenzhen were qualified for the Polices in 2012.

The State Administration of Taxation issued the Notice on the Relevant Enterprise Income Tax Polices on further encouraging the software and IC industry development, the key software and IC design enterprises in the state planning layout which was not enjoy tax breaks, shall be levied at a reduced tax rate of 10%.  Hisoft Dalian, VanceInfo Beijing and VanceInfo Shanghai were entitled to the key software and IC design enterprise in 2012 and enjoyed a tax rate at 15%, and would enjoy 10% rate in 2011 and 2012 if the certificate was obtained before May 31 2013.

The preferential tax rates, which are rates enjoyed by the PRC entities of the Group, different from the statutory rates, are presented in the following table.

Subsidiaries	0%	7.5%	10%	12.5%	15%	18%	20%

HiSoft Dalian (1)	—	—	—	2008-2009	2010-2013	—	—
HiSoft Shenzhen (3)	—	—	—	—	2010-2013	2008	2009
HiSoft Chengdu (1)	—	—	—	—	2008-2013	—	—
HiSoft Beijing (1)	2008	2009-2010	—	—	2011-2013	—	—
HiSoft Wuxi (2)	2010-2011	—	—	2012-2013	—	—	—
HURO (1)	—	—	—	—	2011-2013	—	—
Hisoft Jinxin (1)	—	—	—	—	2012-2013	—	—
Glory (1)	—	—	—	—	2011-2013	—	—
VanceInfo Beijing (4)	—	2008-2010	—	—	2011-2013	—	—
VanceInfo Nanjing (5)	2009-2010	—	—	2011-2013	—	—	—
VanceInfo Shenzhen (6)	2010-2011	—	—	2012-2013	—	—	—
Beijing DPC (7)	—	—	—	—	2011-2013	—	—
VanceInfo Shanghai (8)	—	—	2009		2010-2013	—	—

(1)                                 The new HNTE status obtained by HiSoft Dalian, HiSoft Chengdu, HiSoft Beijing, HURO and Glory in 2011, while Hisoft Jinxin in 2012, under the New EIT Law is valid for three years and qualifying entities can re-apply for an additional three years provided their business operations continue to qualify for the new HNTE status.

(2)                                HiSoft Wuxi was certified as software enterprise in 2010.  Starting from 2010, HiSoft Wuxi is entitled to a two-year tax exemption followed by a three-year of 50% deduction of its income tax.

(3)                                In 2010, HiSoft Shenzhen was certified as “Advanced Technology Service Enterprise” and entitled to an income tax rate of 15% from January 1, 2010 to December 31, 2013.

(4)                                 VanceInfo Beijing obtained the new HNTE in 2008, and it is eligible to a three-year exemption and a three-year 50% reduction in EIT from 2005. As such it is entitled to the preferential tax rate of 7.5% from 2008 to 2010.   The HNTE certificate was renewed in 2011 and is entitled to the preferential tax rate 15% from 2011, As it was further recognized as a “key software enterprise under the State plan” in 2012, which would entitled it to a 10% preferential income tax rate in 2011 and 2012 if the certificate was obtained before May 31, 2013.

(5)                                 VanceInfo Nanjing obtained the certificate of new setup software enterprise in 2009 and was entitled to an exemption of EIT from 2009 to 2010 and 50% reduction for the subsequent three years at the preferential tax rate of 12.5% from 2011 to 2013.

(6)                                 VanceInfo Shenzhen obtained the approved newly established IC design software enterprise and qualified software enterprise in 2010 and was entitled to an exemption of EIT in 2010 and 2011 and 50% reduction for the subsequent three years at the preferential tax rate of 12.5% from 2012 to 2014.

(7)                                 DPC was qualified for the new HNTE and the certificate was renewed in 2012.  As such, it is liable for 15% tax rate from 2011 to 2013.

(8)                                 VanceInfo Shanghai was qualified as the new HNTE in December 2009,and was further recognized as a “key software enterprise under the State plan” in December 2009, which entitled it to a 10% preferential income tax rate in 2009. VanceInfo Shanghai obtained the advanced technology service enterprises and was subject to 15% from 2010 to 2012.   As it was further recognized as a “key software enterprise under the State plan” in 2012, which would entitled it to a 10% preferential income tax rate in 2011 and 2012 if the certificate was obtained before May 31, 2013.

The principal components of the Group’s deferred income tax assets and liabilities are as follows:

	Years ended December 31,
	2010	2011	2012
Deferred tax assets
Gross	$4,946	$5,949	$16,829
Less: Valuation allowance	(4,172)	(5,033)	(4,596)
Total net deferred tax assets	774	916	12,233
Represented by:
Deferred tax assets - current:
Allowance for doubtful accounts	1,667	1,954	2,742
Accrued expenses	286	131	6,217
Total deferred taxes assets - current	1,953	2,085	8,959
Less: Valuation allowance	(1,667)	(1,462)	(19)
Net deferred tax assets - current, net	286	623	8,940
Deferred tax assets - non-current:
Net operating losses	2,913	3,811	6,975
Depreciation	80	53	895
Total deferred taxes assets - non-current	2,993	3,864	7,870
Less: Valuation allowance	(2,505)	(3,571)	(4,577)
Net deferred tax assets - non-current, net	488	293	3,293
Current deferred tax liabilities:
Depreciation	(13)	(8)	—
Unbilled account receivables	—	—	(411)
Current deferred tax liabilities	(13)	(8)	(411)
Non-current deferred tax liabilities:
Intangible assets	(614)	(3,017)	(11,145)
Depreciation	(25)	(88)	(116)
Non-current deferred tax liabilities	$(639)	$(3,105)	$(11,261)

The Group operates through multiple subsidiaries and VIE and the valuation allowance is considered on each individual subsidiary and VIE basis.  The subsidiaries and VIE registered in the PRC have total net operating loss carry forwards of $2,907 and $5,313 as of December 31, 2011 and 2012 which will expire on various dates between December 31, 2012 and December 31, 2016.  Valuation allowances have been established because the Group believes that either it is more likely than not that its deferred tax assets will not be realized as it does not expect to generate sufficient taxable income in future, or the amount involved is not significant.

Reconciliation between income tax expense computed by applying the PRC tax rate to income before income tax and the income tax expense is as follows:

	Years ended December 31,
	2010	2011	2012

Tax expenses at statutory tax rate in PRC	$3,498	$5,029	$1,128
Permanent differences	346	551	314
Different tax jurisdictions	(270)	306	3,253
Tax holiday in PRC	(4,853)	(4,788)	(3,102)
Increase in valuation allowance	2,303	861	(437)
Other	910	(241)	54
Income tax expense	$1,934	$1,718	$1,210

Certain consolidated entities of the Group enjoy tax holidays granted by the local tax authorities. Without the tax holidays, the Group’s income tax expense would have increased by $4,853, $4,788 and $3,102 for the years ended December 31, 2010, 2011 and 2012, respectively. The impact of the tax holidays on basic net income per ordinary share was an increase of $0.21, $0.12 and $0.07 for the years ended December 31, 2010, 2011 and 2012, respectively.  The impact of the tax holidays on diluted net income per ordinary share was an increase of $0.13, $0.11 and $0.06 for the years ended December 31, 2010, 2011 and 2012, respectively.

The components of consolidated income before income tax expense as either domestic or foreign are as follows:

	Years ended December 31,
	2010	2011	2012

Domestic (Cayman Islands)	$(5,274)	$(7,125)	$(22,937)
Foreign (PRC)	24,460	18,873	19,795
Foreign (Others)	(5,195)	8,368	7,654
Income before income tax expense	$13,991	$20,116	$4,512

As of January 1, 2007, the Group recognized a $969 liability for unrecognized tax benefits which was accounted for as a reduction to the balance of retained earnings.  The Group recognized $84 of interest and penalties as part of its income taxes for the year ended December 31, 2007. The Group had no change in its unrecognized tax benefits since 2007.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status.  The New EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC.  The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc, occurs within the PRC.  Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes.  If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed a resident enterprise, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

If the Company were to be non-resident for PRC tax purpose, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax.  In the case of dividends paid by PRC subsidiaries the withholding tax would be 10% and in the case of a subsidiary 25% or more directly owned by the resident in Hong Kong, the withholding tax would be 5%, but that is subject to the interpretation of Circular No. 601 issued by the State Administration of Taxation, under which the Company’s Hong Kong subsidiary might not be considered to be the beneficial owner of any such dividends and in that case the withholding tax rate would be 10%.

Aggregate undistributed earnings of the Company’s subsidiaries located in the PRC that are available for distribution to the Company of approximately $44,241, $79,611 and $179,601 as of December 31, 2010, 2011 and 2012 are considered to be indefinitely reinvested and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company.  The Chinese tax authorities have also clarified that distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.

The Group is subject to taxation in the U.S. at federal and various states level and also foreign jurisdictions.  There are no ongoing examinations by tax authorities at this time.  The Group’s various tax years from 2007 to 2012 remain open in various tax jurisdictions.

CONVERTIBLE REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2012
CONVERTIBLE REDEEMABLE PREFERRED SHARES
CONVERTIBLE REDEEMABLE PREFERRED SHARES

16.                               CONVERTIBLE REDEEMABLE PREFERRED SHARES

Series A, A-1 preferred shares

On August 19, 2004, the Group issued 2,867,754 shares of Series A convertible redeemable preferred shares (“Series A shares”) and 2,437,591 warrants which are exercisable into Series A or Series A-1 convertible redeemable preferred shares (“Series A-1 shares”) to a group of third party investors for cash proceeds of $8,000, at an issuance price of $2.79 per Series A share.  At the time of issuance, the Group first determined the fair value of warrants as they are financial liabilities and used the residual method to allocate the remaining proceeds to the Series A shares.  Accordingly, the warrants were recorded at $1,109, and the preferred shares were recorded at $6,891.

On October 18, 2004, the Group issued 1,075,408 shares of Series A shares and 286,775 warrants exercisable into Series A-1 shares to another third party investor for cash proceeds of $3,000, at an issuance price of $2.79 per Series A share.  At the time of issuance, the Group first determined the fair value of warrants as they are financial liabilities and used the residual method to allocate the remaining proceeds to the Series A shares.  Accordingly, the warrants were recorded at $111 and preferred shares were recorded at $2,889.

On August 2, 2007, 143,388 warrants were exercised, and the Group issued 143,388 shares of Series A shares, and received cash proceeds of $100.  On August 2 and August 17, 2007 2,580,978 warrants were exercised, and the Group issued 2,580,978 Series A-1 preferred shares and received cash proceeds of $9,000.

The holders of preferred shares may redeem up to all of their shares at any time commencing after December 31, 2010 at a redemption price equal to 110% of the applicable original issuance price per share plus all declared but unpaid dividends.  Deemed dividend of $385 was recorded for the additional Series A-1 preferred shares issued in connection with the warrants exercised in 2007.

In June 2010, all series A, A-1 shares were automatically converted into 7,247,602 common shares upon the IPO of the Company.

Series B preferred shares

On June 30, 2006, the Group issued 3,211,884 shares of Series B convertible redeemable preferred shares (“Series B shares”) to a group of third party investors for cash proceeds of $11,200, at an issuance price of $3.49 per Series B share.  The same group of investors also committed to subscribe 4,817,826 shares of series B shares on December 30, 2006, of which the capital related cash proceeds were received and shares issued in April 2007.

The holders of preferred shares may redeem up to all of their shares at any time commencing after December 31, 2010 at a redemption price equal to 110% of the applicable original issuance price per share plus all declared but unpaid dividends.  Deemed dividend of $1,865 was recorded for 4,817,826 shares of Series B preferred shares issued in 2007 in connection with the redemption premium of the preferred shares.

In June 2010, all series B shares were automatically converted into 8,029,710 common shares upon the IPO of the Company.

Series C preferred shares

On August 17, 2007, the Group issued 4,236,454 shares of Series C convertible redeemable preferred shares (“Series C preferred shares”) to a group of third party investors for net cash proceeds of $32,500, at an issuance price of $7.67 per Series C preferred share.

The holders of preferred shares may redeem up to all of their shares at any time commencing after December 31, 2010 at a redemption price equal to 110% of the applicable original issuance price per share plus all declared but unpaid dividends.  Deemed dividend of $3,512 was recorded for the 4,236,454 shares of Series C preferred shares issued in 2007 in connection with the redemption premium of the preferred shares.

In June 2010, all Series C shares were automatically converted into 6,853,087 common shares upon the IPO of the Company.

COMMON SHARES	12 Months Ended
Dec. 31, 2012
COMMON SHARES
COMMON SHARES

17.                               COMMON SHARES

In 2004, the Company issued 4,642,176 common shares at par value of $0.00139482 per share to the Founders of the Group in connection with the establishment of Pactera International, and the proceeds of $1 from the subscription receivable at $1 was received in 2010.

In connection with the acquisition of the remaining equity interest in HiSoft Holdings, the Company issued 1,114,983 common shares with a fair value of $1.81 per share to Tianhai in June 2007.  A further 286,469 common shares with a fair value of $3.92 was issued to Tianhai in February 2008 as part of the earn-out payment for the acquisition.

In June 2010, the Company completed its IPO of ADS and listed the ADSs on the Nasdaq Global Select Market.  Each ADS represents 1 common shares of the Company.  The Company offered 8,717,971 ADSs, representing 8,717,971 common shares, and certain selling shareholders offered 1,362,183 ADSs, representing 1,362,183 common shares.  Total net proceeds received were $62,332, net of offering costs of $10,284.  In addition, all Series A, A-1, B, and C convertible redeemable preferred shares were automatically converted into 22,130,399 common shares upon the IPO.

In December 2010, the Company and certain selling shareholders of the Company completed a follow-on public offering and the Company issued 681,091 ADSs, representing 681,091 common shares.  Total net proceeds received were $12,298, net of offering costs of $702.

During 2010, 226,256 common shares were issued in connection with the exercise of option and vesting of nonvested shares previously granted under the Share Incentive Plan.

The Company issued 2,150,814, 1,075,406 and 2,070,467 common shares in 2012, 2011 and 2010, respectively, for future delivery to the employees upon exercise of vested share options or grant of nonvested shares as set out in Note 15.

In connection with the merger of equals with VanceInfo, the Company effected a 13.9482 to 1 common share consolidation and changed the ratio of the Company’s ADSs representing common shares from one ADS for nineteen common shares to one ADS for one common share. As a result, the shares data and the basic and diluted net income per share were adjusted retroactively for all periods presented.

SHARE-BASED COMPENSATION PLAN	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION PLAN
SHARE-BASED COMPENSATION PLAN

18.                               SHARE-BASED COMPENSATION PLAN

Share Incentive Plan

On January 1, 2005, the Company’s board of directors approved the Pactera Technology International Ltd. Share Incentive Plan (“Share Incentive Plan”).  The maximum number of common shares that may be granted under this plan will not exceed 734,862 shares.  In 2006, the Company’s board of directors approved an additional 3,039,819 shares for grants under the Share Incentive Plan.  In 2007, the Company’s board of directors approved an additional 1,111,254 shares for grant.  In 2008, the Company’s board of directors approved an additional 290,213 shares for grant.  In 2009, the Company’s board of directors approved an additional 716,938 shares for grant.  In March 2010, the Company’s board of directors approved 716,938 shares pursuant to a special option plan.

2011 Equity Incentive Plan

On July 1, 2011, the Company’s board of directors approved the Pactera Technology International Ltd. Stock Incentive Plan (“2011 Equity Incentive Plan”).  The total number of common shares that may be issued under this plan as of the effective date of this plan was 1,290,489. Upon merger and equals with VanceInfo,  the board of directors approved the First Amendment to Hisoft Technology International Limited 2011 Equity Incentive Plan (“ Amended 2011 Equity Incentive Plan”) and the total number of shares which may be issued under this plan was increased to 8,048,874, with an annual increase to be added on January 1 of each calendar year during the term of this plan, commencing from January 1, 2014, equal to the lesser of (i) 2.5% of the total number of shares issued and outstanding on December 31 of the immediately preceding calendar year, or (ii) a lesser number of shares determined by the Compensation Committee of the Company’s board of directors, and subject to adjustment based on a change in the capital structure of the Company and other significant corporate events as specified in this Amended 2011 Equity Incentive Plan.  In addition to the above maximum aggregate number of common shares may be issued under this plan, the Compensation Committee may authorize, grant and issue common shares and stock options pursuant to or in substitution for any options or other awards assumed in connection with any mergers or other acquisitions; provided that such grants comply with all applicable laws and the rules of any exchange on which the Company’s common shares are traded.

As of December 31, 2012, the maximum number of common shares that may be delivered under this plan was 8,048,874 common shares and 5,007,630 options and nonvested shares have been granted to employees under this plan.

No options shall be exercisable after ten years from the date of grant.  The options will vest first 1/2, 1/3 or 1/4 on a date specified in the option award agreement, which is usually a date approximately one year from the date of grant, and thereafter, 1/8, 1/12 or 1/16 respectively on each of the quarterly anniversaries from the first vesting date.

VanceInfo 2005 Stock Plan

Pursuant to the merger of equals with VanceInfo, the Group adopted the 2005 Stock Option Plan (“VanceInfo 2005 Stock Option Plan”), which assumed from VanceInfo and allowed the Group to grant options to the former VanceInfo’s employees and directors to purchase 1,867,500 ordinary shares subject to vesting requirement. No options shall be exercisable after ten years from the date of grant. The options will vest first 1/4 on a date specified in the option award agreement, which is usually a date approximately 9 months or one year from the date of grant, and thereafter, 1/48 on each of the monthly anniversaries or 1/16 on each of the quarterly anniversaries from the first vesting date. As of December 31, 2012, 1,093,435 options and nonvested shares have been granted to employees under this plan.

VanceInfo 2007 Stock Incentive Plan

The Group also adopted the 2007 Share Incentive Plan (“VanceInfo 2007 Share Incentive Plan”), which assumed from VanceInfo and the Group authorized to grant to the former VanceInfo’s employees and non-employees options to purchase ordinary shares or nonvested shares up to a total of 1,100,000 ordinary shares of the Company with an annual increase up to 3% of the number of ordinary shares outstanding as of the first day of each year beginning 2008 .The plan will expire on the tenth anniversary of the effective date of the plan. The term of any option granted under the 2007 Share Incentive Plan shall not exceed ten years. The options and nonvested shares will vest first 1/4 on the first anniversary of the date of grant and thereafter, 1/16 on each of the quarterly anniversaries or 1/4 on each of the anniversaries from the first vesting date. As of December 31, 2012, 2,507,996 options and nonvested shares have been granted to employees under this plan.

Termination of option

If the grantee ceases to be employed by or ceases to provide services to the Group, (a) the grantee will have until the date that is 30 days for termination with cause, 60 days for termination without cause, 6 months for death or disability after his or her severance date to exercise the options (or portion thereof) to the extent they were vested on the severance date; (b) the options, to the extent not vested on the severance date, shall terminate on the severance date.

Option exercise

The option shall be exercisable by the delivery of a written notice to the secretary of the Group, in the form approved by the Group, stating the number of common shares to be purchased pursuant to the option and payment in full for the exercise price of the shares to be purchased in cash, by check or by electronic funds transfer to the Group.

I.                                        Stock Options

Changes in options outstanding were as follows:

(i)                                     Share Incentive Plan

			Weighted	Weighted average
		Weighted	average	intrinsic value
	Number of	average	grant-date	per optionat
	share options	exercise price	fair value	the grant dates

Share options outstanding as of January 1, 2010	3,880,801	$4.18
Granted	1,135,702	$5.58	$3.07	—
Exercised	(301,898)	$3.77
Cancelled	(205,821)	$5.58

Share options outstanding as of December 31, 2010	4,508,784	$4.46
Granted	114,685	$16.74	$8.93	—
Exercised	(1,007,740)	$4.18
Cancelled	(217,539)	$9.76

Share options outstanding as of December 31, 2011	3,398,190	$4.60
Granted	—	—	—	—
Exercised	(401,179)	$4.34
Cancelled	(81,840)	$6.64

Share options outstanding as of December 31, 2012	2,915,171	$4.58

(ii)                                  2011 Equity Incentive Plan

			Weighted	Weighted average
		Weighted	average	intrinsic value
	Number of	average	grant-date	per option at
	share options	exercise price	fair value	the grant dates

Granted	34,055	$8.79	$4.32	—
Exercised	—	—
Cancelled	—	—

Share options outstanding as of December 31, 2011	34,055	$8.79

Granted	215,084	$7.25	$3.77	—
Exercised	—	—
Cancelled	—	—

Share options outstanding as of December 31, 2012	249,139	$7.46

The options vest ratably over one to four year period, which is generally the service period and exercisable over a period of ten years from the date of grant.

(iii)                               VanceInfo 2005 Stock Plan

			Weighted	Weighted average
		Weighted	average	intrinsic value
	Number of	average	fair value as of	per option as of
	share options	exercise price	November 9, 2012	November 9, 2012

Assumed as of November 9, 2012	1,093,435	$1.90	$1.31	6,118,710
Exercised	(61,340)	$0.78
Cancelled	—	—

Share options outstanding as of December 31, 2012	1,032,095	$1.97

(iv)                              VanceInfo 2007 Share Incentive Plan

			Weighted	Weighted average
		Weighted	average	intrinsic value
	Number of	average	fair valur of	per option as of
	share options	exercise price	November 9, 2012	November 9, 2012

Assumed as of November 9, 2012	2,557,084	$7.56	$6.18	1,138,653
Exercised	(25,908)	$5.53
Cancelled	(49,088)	$7.96

Share options outstanding as of December 31, 2012	2,482,088	$7.57

Information with respect to options outstanding as of December 31, 2012 is as follows:

(i)                                     Share Incentive Plan

Options outstanding				Options exercisable
	Weighted				Weighted
	average	Weighted			average	Weighted
	remaining	average	Aggregate		remaining	average	Aggregate
Number	contractual life	exercise	intrinsic	Number	contractual life	exercise	intrinsic
outstanding	in years	price	value	exercisable	in years	price	value

2,915,171	5.04	4.58	9,982,749	2,799,911	4.93	4.55	9,717,201

In 2010, 2011 and 2012, 301,898, 1,007,740 and 401,179 options, respectively, were exercised.  Total intrinsic value of options exercised in each of those years was $5,368, $11,142 and $ 1,881 in 2010, 2011 and 2012, respectively.

(ii)                                  2011 Equity Incentive Plan

Options outstanding				Options exercisable
	Weighted				Weighted
	average	Weighted			average	Weighted
	remaining	average	Aggregate		remaining	average	Aggregate
Number	contractual life	exercise	intrinsic	Number	contractual life	exercise	intrinsic
outstanding	in years	price	value	exercisable	in years	price	value

249,139	8.98	$7.46	147,748	34,055	8.85	8.79	—

In 2012, there was nil option being exercised under this plan and 34,055 options was exercisable as of December 31, 2012.

(iii)                               VanceInfo 2005 Stock Plan

Options outstanding				Options exercisable
	Weighted				Weighted
	average	Weighted			average	Weighted
	remaining	average	Aggregate		remaining	average	Aggregate
Number	contractual life	exercise	intrinsic	Number	contractual life	exercise	intrinsic
outstanding	in years	price	value	exercisable	in years	price	value

1,032,095	3.56	$1.97	6,169,583	1,032,095	3.56	$1.97	6,169,583

In 2012, there was 61,340 options being exercised under this plan and 1,032,095 options was exercisable as of December 31, 2012.

(iv)                              VanceInfo 2007 Share Incentive Plan

Options outstanding				Options exercisable
	Weighted				Weighted
	average	Weighted			average	Weighted
	remaining	average	Aggregate		remaining	average	Aggregate
Number	contractual life	exercise	intrinsic	Number	contractual life	exercise	intrinsic
outstanding	in years	price	value	exercisable	in years	price	value

2,482,088	3.59	$7.57	1,562,454	896,559	2.47	$6.89	1,165,326

In 2012, there was 25,908 options being exercised under this plan and 896,559 options was exercisable as of December 31, 2012.

A summary of the status of the Group’s options to be vested as of December 31, 2010, 2011 and 2012 and changes during the years ended December 31, 2010, 2011 and 2012 is as below:

(i)                                     Share Incentive Plan

		Weighted	Weighted
		-average	-average
		grant	exercise
		date	price
Options to be vested	Share options	fair value	per share

As of January 1, 2010	955,303	$1.39	$5.02
Granted	1,135,702	3.07	5.58
Vested	(523,701)	1.53	4.74
Forfeited	(205,821)	2.65	5.58

As of December 31, 2010	1,361,483	$2.51	$5.58
Granted	114,685	8.93	16.74
Vested	(704,248)	1.67	5.30
Forfeited	(217,539)	4.18	9.76

As of December 31, 2011	554,381	$4.88	$6.56
Granted	—	—	—
Vested	(357,282)	3.01	5.79
Forfeited	(81,840)	9.21	6.64

As of December 31, 2012	115,259	7.63	8.88

Vested and expect to vest as of December 31, 2012	4,676,796		4.45

(ii)                                  2011 Equity Incentive Plan

		Weighted	Weighted
		-average	-average
		grant	exercise
		date	price
Options to be vested	Share options	fair value	per share

Granted	34,055	$4.32	$8.79
Vested	—	—	—
Forfeited	—	—	—

As of December 31, 2011	34,055	$4.32	$8.79

Granted	215,082	$3.77	$7.25
Vested	(34,055)	$4.32	$8.79
Forfeited	2	$3.89	$7.60

As of December 31, 2012	215,084	$3.77	$7.25

Vested and expect to vest as of December 31, 2012	249,139		$7.46

(iii)                               VanceInfo 2005 Stock Plan

		Weighted	Weighted
		-average	-average
		grant	exercise
		date	price
Options to be vested	Share options	fair value	per share

Assumed as of November 9, 2012	1,093,435	$1.31	$1.90
Vested	(125)	$1.71	$3.50
Forfeited	—	—	—

As of December 31, 2012	1,093,310	$1.31	$1.90

Vested and expect to vest as of December 31, 2012	1,093,435		$1.90

(iv)                              VanceInfo 2007 Share Incentive Plan

		Weighted	Weighted
		-average	-average
		grant	exercise
		date	price
Options to be vested	Share options	fair value	per share

Assumed as of November 9, 2012	2,557,084	$6.18	$7.56
Vested	(81,381)	$3.47	$6.57
Forfeited	(49,088)	$8.35	$7.96

As of December 31, 2012	2,426,615	$6.23	$7.58

Vested and expect to vest as of December 31, 2012	2,507,996		$7.55

The fair value of each option granted was estimated on the date of grant by the Group and was determined using the Black-Scholes options-pricing model with the following assumptions, presented in weighted average, for the years ended December 31, 2010, 2011 and 2012 respectively except for the options assumed under the merger and equals with VanceInfo on November 9, 2012:

	2010	2011	2012

Risk-free interest rate	1.90% - 3.04%	1.44% - 2.90%	1.04%
Expected dividend yield	—	—	—
Expected life (years)	5.5 - 6.1	5.5 - 6.1	6.5
Expected volatility	47% - 55%	53%	53%
Exercise price	$4.18 - $19.25	$8.79 - $22.18	7.25
Fair value of the underlying common shares	$5.44 - $19.25	$8.79 - $22.18	7.49

(1)                                 Volatility

The volatility of the underlying common shares during the life of the options was estimated based on average historical volatility of comparable companies for the period before the valuation date with lengths equal to the expected terms of the options.

(2)                                 Risk-free interest rate

Risk free interest rate is estimated based on the yield to maturity of China international government bonds with maturity term close to expected term of the options.

(3)                                 Expected term

As the Group did not have historical share option exercise experience, it estimated the expected term based on a consideration of factors including contractual term, vesting period and empirical study on exercise behavior of employee share option.

(4)                                 Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(5)                                 Exercise price

The exercise price of the options was determined by the Company’s board of directors.

(6)                                 Fair value of underlying common shares

The estimated fair value of the common shares underlying the options as of the respective grant dates was determined based on a retrospective valuation.  When estimating the fair value of the common shares on the grant dates, management has considered a number of factors, including the result of a third-party appraisal and equity transactions of the Group, while taking into account standard valuation methods and the achievement of certain events.  The fair value of the common shares in connection with the option grants on each grant date was determined with the assistance of American Appraisal China Limited, an independent valuer.  After the IPO, the closing market price of the ADS of the Company as of the grant date is used to derive the fair value of the common shares on that date.

The fair value of the options granted under the merger and equals with VanceInfo on November 9, 2012 was estimated with the assistance of an independent third-party appraiser, and was determined using binomial model with the following assumptions:

Expected volatility (1)	52.0% - 66.0%
Risk-free interest rate (2)	0.7% - 1.4%
Expected dividend yield (3)	Nil
Exercise price (4)	$4.58 - $ 11.00
Fair value of the underlying ordinary shares (5)	$7.49

(1)                                 Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on average historical volatility of comparable companies for the period before the valuation date with lengths equal to the life of the options.

(2)                                 Risk-free interest rate

Risk free rate is estimated based on yield to maturity of China international government bonds with maturity term close to the life of the options.

(3)                                 Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the life of the options.

(4)                                 Exercise price

The exercise price of the options was determined by the Group’s board of directors.

(5)                                 Fair value of underlying ordinary shares

The estimated fair value of the ordinary shares underlying the options as of the respective valuation dates was determined based on a contemporaneous valuation.  When estimating the fair value of the ordinary shares on the valuation dates, management has considered a number of factors, including the result of a third party appraisal and equity transactions of the Group, while taking into account standard valuation methods and the achievement of certain events.  The fair value of the ordinary shares in connection with the option grants on the valuation dates was determined with the assistance of an independent third-party appraiser.

There was $3,876 of total unrecognized compensation expense related to share options granted as of December 31, 2012. The expense is expected to be recognized over a weighted-average period of 2.16 years according to the graded vesting schedule.

II.                                   Nonvested shares

The Group granted nonvested shares to its executives and senior management.  Disposition of such shares are restricted, except in compliance with applicable securities laws.  The fair value of the nonvested shares was calculated by the Group with the assistance of American Appraisal China Limited, an independent valuer.  After the IPO, the closing market price of the ADS of the Company as of the grant date is used to derive the fair value of the nonvested shares on that date.

Similar to the options, the nonvested shares will vest first 1/2, 1/3 or 1/4 on a date specified in the share award agreement, which is usually a date approximately one year from the date of grant, and thereafter, 1/24, 1/36 or 1/48 respectively on each of the monthly anniversaries or 1/8, 1/12 or 1/16 respectively on each of the quarterly anniversaries from the first vesting date.

The following table summarizes information regarding the nonvested shares granted:

(i)                                     Share Incentive Plan

		Weighted
	Number of	average
	nonvested	grant date	Intrinsic
	shares	fair value	value

Outstanding as of January 1, 2010	323,071	$3.91	$1,258,724
Granted	446,949	7.81	3,509,610
Vested	(211,043)	5.02	(1,058,818)
Forfeited	(221,534)	4.04	(902,750)

Outstanding as of December 31, 2010	337,443	$8.37	$2,806,766
Granted	361,256	12.83	4,650,290
Vested	(273,850)	6.83	(1,876,338)
Forfeited	(15,722)	9.07	(143,571)

Outstanding as of December 31, 2011	409,127	$13.25	$5,437,147
Granted	2,719	11.02	29,960
Vested	(156,072)	13.06	(2,038,640)
Forfeited	(28,366)	11.50	(326,168)

Outstanding as of December 31, 2012	227,408	13.57	3,102,299

Nonvested shares vested and expect to vest as of December 31, 2012	1,689,610

(ii)                                  2011 Equity Incentive Plan

		Weighted
	Number of	average
	nonvested	grant date	Intrinsic
	share units	fair value	value

Granted	1,052,509	$10.04	$10,676,967
Vested	—	—	—
Forfeited	(6,811)	11.16	(76,000)

Outstanding as of December 31, 2011	1,045,698	$10.18	$10,600,967
Granted	3,833,474	$7.83	$30,027,735
Vested	(291,513)	$10.41	(3,034,746)
Forfeited	(120,680)	$10.95	(1,321,957)

Outstanding as of December 31, 2011	4,466,979	$8.13	$36,271,999

Nonvested shares vested and expect to vest as of December 31, 2012	4,758,492

(iii)                               VanceInfo 2007 Share Incentive Plan

		Weighted
	Number of	average
	nonvested	grant date	Intrinsic
	share units	fair value	value

Granted as of November 9, 2012	722,869	$16.56	$11,968,510
Vested	(14,738)	$16.23	(239,145)
Forfeited	(24,157)	$14.13	(341,308)

Outstanding as of December 31, 2011	683,974	$16.65	$11,388,057

Nonvested shares vested and expect to vest as of December 31, 2012	698,712

Compensation cost recognized in relation to nonvested shares was $1,919, $4,388 and $9,600 in 2010, 2011 and 2012, respectively.

There was $28,988 of total unrecognized compensation expense related to nonvested shares granted as of December 31, 2012. The expense is expected to be recognized over a weighted-average period of 2.51 years.

III.                              Performance based share award options and nonvested shares

		Weighted
		average
	Number of	grant date	Intrinsic
	share units	fair value	value

Granted	695,430	9.96	6,925,500

Outstanding as of December 31, 2011	695,430	9.96	6,925,500
Granted	1,870,614	7.07	13,064,870
Vested	—	—	—
Forfeited	(71,710)	7.49	(537,049)

Outstanding as of December 31, 2012	2,494,334	$7,86	$19,453,321

Option and nonvested shares vested and expect to vest as of December 31, 2012	2,939,611

On November 9, 2012, the Board approved to amend the existing options and nonvested shares such that the performance-based vesting criteria shall no longer apply. Accordingly, 1,118,424 performance based share options and nonvested shares were no longer subject to the performance-based vesting criteria as of December 31, 2012. The incremental cost of $1,915 was recorded in 2012 as a result of this modification.

IV                                  Nonvested shares of a subsidiary granted to employees

As a result of the merger of equals with VanceInfo, the Company has a subsidiary named Pactera Financial Solutions Limited (“Pactera Financial Solutions”). Under the previous contractual agreement, the Company granted 33.3% equity interest or 1,000,000 ordinary shares of Pactera Financial Solutions in the form of nonvested shares to key employees for their continuing employment. The Company is entitled to the right of repurchasing all equity interest held by the key employees after December 31, 2012. As of December 31, 2012, 395,000 of the previously granted nonvested shares were vested. Accordingly, there was 16.5% non-controlling interest in Pactera Financial Solutions.

Share-based compensation expense

The Group recognizes compensation cost on the options using the graded vesting method. No tax benefit related thereto has been recognized by the Group.

The following table shows the share-based compensation expenses included in the consolidated statements of operations for the years ended December 31, 2010, 2011, and 2012:

	2010	2011	2012

Cost of revenues	$606	$234	$165
General and administrative	3,136	4,906	10,405
Selling and marketing	259	516	494

Total	$4,001	$5,656	$11,064

CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION	12 Months Ended
Dec. 31, 2012
CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION
CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

19.                               CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

Full time employees of the Group in the PRC participate in a government-mandated multiemployer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. These employee benefit expenses were $8,196, $13,268 and $22,556 in 2010, 2011 and 2012, respectively.

PRC legal restrictions permit payments of dividends by the Group’s PRC entities only out of their retained earnings, if any, determined in accordance with PRC regulations. Prior to payment of dividends, pursuant to the laws applicable to the PRC Foreign Investment Enterprises, the Group’s PRC subsidiaries must make appropriations from after-tax profit to non-distributable reserve funds as determined by the board of directors of the Company’s PRC subsidiaries. These reserve funds include one or more of the following (i) a general reserve (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires annual appropriations of 10% of after-tax profit (as determined under accounting principles generally accepted in the PRC at each year-end) until the balance reaches 50% of the registered capital, and the other fund appropriations are at the management’s discretion. These statutory reserve funds can only be used for purposes of general enterprise expansion and staff bonus and welfare and are not distributable as cash dividends. Appropriations to these reserves by the Company’s PRC subsidiaries were $1,331, $2,875 and $729 for the years ended December 31, 2010, 2011 and 2012, respectively.

As a result of these PRC laws and regulations and the requirement that distributions by PRC entities can only be paid out of distributable profits computed in accordance with the PRC GAAP, the PRC entities are restricted from transferring a portion of their net assets to the Group. Amounts restricted include paid-in capital and the statutory reserves of the Company’s PRC subsidiaries. The aggregate amounts of capital and statutory reserves restricted which represented the amount of net assets of the relevant subsidiaries in the Group not available for distribution was $117,613 and $170,284 as of December 31, 2011 and 2012, respectively.

As a result of the above restrictions, parent-only financials are presented on financial statement Schedule I.

NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2012
NET INCOME PER SHARE
NET INCOME PER SHARE

20.                               NET INCOME PER SHARE

The following is a reconciliation of the numerators and denominators of the basic and diluted net income per share computations:

	Years ended December 31,
	2010	2011	2012

Net income attributable to Pactera Technology International Ltd. shareholders	$12,057	$17,901	$2,590

Net income attributable to Pactera Technology International Ltd. shareholders allocated for computing net income per common share - basic (i):	8,115	17,901	2,590

Net income attributable to Pactera Technology International Ltd. shareholders allocated for computing net income per Series A preferred share - basic (i)	791	—	—

Net income attributable to Pactera Technology International Ltd. shareholders allocated for computing net income per Series A-1 preferred share - basic (i)	500	—	—

Net income attributable to Pactera Technology International Ltd. shareholders allocated for computing net income per Series B preferred share - basic (i)	1,430	—	—

Net income attributable to Pactera Technology International Ltd. shareholders allocated for computing net income per Series C preferred share - basic (i)	1,221	—	—

Net income attributable to Pactera Technology International Ltd. shareholders allocated for computing net income per common share - diluted	$12,057	$17,901	$2,590

Weighted average common shares outstanding used in computing net income per common share - basic (ii)	22,652,703	40,596,429	47,547,307

Weighted average common shares outstanding used in computing net income per common share - diluted (ii)	36,351,493	42,956,291	49,444,160

Net income per common share attributable to Pactera Technology International Ltd. shareholders - basic:	0.36	0.44	0.05

Net income per common share attributable to Pactera Technology International Ltd. shareholders - diluted:	0.33	0.42	0.05

Net income per Series A preferred share - basic	0.36	—	—

Net income per Series A-1 preferred share - basic	0.36	—	—

Net income per Series B preferred share - basic	0.36	—	—

Net income per Series C preferred share - basic	0.36	—	—

Weighted average shares outstanding used in computing net income per Series A preferred share - basic (ii)	2,208,836	—	—

Weighted average shares outstanding used in computing net income per Series A-1 preferred share - basic (ii)	1,395,054	—	—

Weighted average shares outstanding used in computing net income per Series B preferred share - basic (ii)	3,992,795	—	—

Weighted average shares outstanding used in computing net income per Series C preferred share - basic (ii)	3,407,717	—	—

(i)                                     The net income attributable to holders of common shares as of December 31, 2010 was allocated between common shares and preferred shares on pro rata basis based on the dividend participant right.  Each Series A, Series A-1, Series B, and Series C convertible redeemable preferred shares has the same participating right on the undistributed net income as each common share, the allocation was based on the number of common shares and Series A, Series A-1, Series B, and Series C convertible redeemable preferred shares issued.  The undistributed net loss as of December 31, 2008 was allocated to common shares only as preferred shares are not contractually obligated to share the loss.

(ii)                                  The calculation of the weighted average number of common shares for the purpose of diluted net income per share has included the effect of certain securities.  For year 2010, such outstanding securities included an incremental 2,208,836, 1,395,054, 3,992,795 and 3,407,717, common shares resulting from the conversion of the Series A, Series A-1, Series B, and Series C convertible redeemable preferred shares, respectively.

The Group had 2,843,808 and 4,437,692 vested common share options as of December 31, 2011 and 2012, respectively, and have been included in the calculation of weighted average common shares used in calculating diluted net income per share.

The Company had 588,436 and 4,089,674 common share options to be vested as of December 31, 2011 and 2012 and such shares have been included in the calculation of weighted average common shares used in calculating diluted net income per share using the treasury stock method.

As of December 31, 2011 and 2012, the Group had 1,454,824 and 5,378,361 nonvested shares, respectively, included in the calculation of weighted average common shares for calculating diluted net income per share using the treasury stock method.

In 2011 and 2012, the Company issued 1,075,406 and 2,150,814 common shares, respectively, for future delivery to employees upon exercise of vested share options or grant of nonvested shares.  1,291,814 and 651,732 shares were transferred to the relevant employees in 2011 and 2012, respectively.  Accordingly, the remaining shares outstanding as of the end of December 31, 2011 and 2012 were excluded in computation of basic net income per common share in 2011 and 2012.

In 2011 and 2012, the Company repurchased and cancelled 2 and 1 common shares, respectively.  The excess of repurchase price over the initial issuance price amounting to nil was recorded as a reduction in retained earnings of the Group. These common shares were cancelled upon repurchase.

LEASES AND COMMITMENTS	12 Months Ended
Dec. 31, 2012
LEASES AND COMMITMENTS
LEASES AND COMMITMENTS

21.                               LEASES AND COMMITMENTS

The Group follows the authoritative pronouncement issued by FASB regarding accounting for leases, in determining the criteria for capital leases.  Leases that do not meet such criteria are classified as operating leases and related rentals are charged to expenses in the year incurred.

The Group leases its facilities, office and residential building under non-cancelable operating lease agreements.  Rental expenses under operating leases for the years ended December 31, 2010, 2011 and 2012 were $4,913, $6,336 and $10,472, respectively.

The Group’s assets under capital leases as of December 31, 2012 were as follows:

Furniture, fixtures and electronic equipment	$197
Less: Accumulated amortization	(106)
$91

Capital leases were classified as “property, plant and equipment” on the balance sheet.  Capital lease amortization expense was $63, $105 and $106 for the years ended December 31, 2010, 2011 and 2012, respectively.

Capital commitment related to purchasing of building and property was $8,855 as of December 31, 2012. Details are disclosed in Note 7.

The following is a summary by years of future minimum lease payments for operating leases and capital commitment that have initial or remaining non-cancelable terms in excess of one year as of December 31, 2012:

Years ended December 31,

2013	$21,625
2014	6,883
2015	5,258
2016	2,608
2017 and thereafter	1,251

Total minimum lease payments	$37,625

SEGMENT INFORMATION AND REVENUE ANALYSIS	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION AND REVENUE ANALYSIS
SEGMENT INFORMATION AND REVENUE ANALYSIS

22.                               SEGMENT INFORMATION AND REVENUE ANALYSIS

The Group’s chief operating decision maker (“CODM”) is the Chief Executive Officer. As disclosed in Note 9, subsequent to the merger of equals with VanceInfo on November 9, 2012, the Group was still undergoing the integration process at year end. The resources and technology skills held by former Hisoft and VanceInfo were still operating separately as of December 31, 2012. Both former HiSoft and VanceInfo components constitute a business for which discrete financial information is available and CODM regularly reviews the operating results of the two components. Consequently, the Group has determined that former HiSoft and VanceInfo each represents one operating segment. However, under the aggregation criteria set forth in the US GAAP with respect to segment reporting, the two operating segments are aggregated into one reportable segment as they have similar economic characteristics and provide the same services.

The Group has internal reporting that does not distinguish between markets or segments.  The Group operates in Asia, North America, Europe, and all of the Group’s long-lived assets are located as follows:

	Years ended December 31,
	2010		2011		2012
	Net	Long-lived	Net	Long-lived	Net	Long-lived
	Revenues (1)	assets (2)	Revenues (1)	Assets (2)	Revenues (1)	Assets (2)

Greater China	$48,801	$21,991	$87,264	$37,405	$172,316	$197,559
Japan	39,033	2,076	47,671	1,996	60,137	2,743
United States	33,992	2,987	49,271	19,922	75,306	31,729
Europe	3,773	—	5,110	—	5,996	3,387
Asia South	20,980	7,140	29,673	8,549	45,276	23,984

Total	$146,579	$34,194	$218,989	$67,872	$359,031	$259,402

Note:

(1)                                 Net revenues are presented by operating location of the Group’s customer entities.

(2)                                 Long-lived assets are presented by the operating location of the subsidiaries of the Company.

The outsourced technology services provided by the Group include Infrastructure Technology Services (“ITS”), and Research and Development Services (“RDS”).  The net revenues consist of the following service lines:

	Years ended December 31,
	2010	2011	2012

ITS	$76,824	$126,105	$214,858
RDS	69,755	92,884	144,173

Total	$146,579	$218,989	$359,031

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

23.                               SUBSEQUENT EVENTS

Share repurchase

In December 2012, the Group announced that its Board of Directors has approved a share repurchase program. Under the program, the Group has been authorized, but is not obligated, to repurchase up to $30,000 worth of outstanding ADSs representing the common shares of the Company from time to time over the next 12 months, depending on market conditions as well as subject to the relevant rules under US securities regulations. As of April 8, 2013, 4,643,359 ADSs were repurchased for a total consideration of $30,000 from open market under this program.

Echo Lane arbitration

On October 5, 2012, two former employees of the Company (the “Former Employees”) filed an action in the Superior Court of California, County of San Francisco against the Company and certain of the executive officers. The Former Employees are the founders of one of the Company’s subsidiaries, Echo Lane, Inc. (“Echo Lane”), and became the Company’s employees after Echo Lane was acquired by the Company in 2010. The Former Employees allege that the Company are liable to them for breach of contract and for fraud relating to the acquisition of Echo Lane. On November 9, 2012, this case was removed to the United States District Court for the Northern District of California. On February 15, 2013, the court issued an order requiring the Former Employees to submit their claims to arbitration. On March 26, 2013, the Former Employees filed an arbitration seeking to recover damages, prejudgment interest, attorneys’ fees and costs.

As of the date of this report, the Company assessed the likelihood that this arbitration will confirm the incurrence of any significant liability or loss is remote.

Repurchase of equity interest in Pactera Financial Solutions

In September 2011, VanceInfo incorporated a wholly owned subsidiary named VanceInfo Financial Solutions Limited, subsequent to the merger, renamed as Pactera Financial Solutions. VanceInfo granted 33.3% equity interest or 1,000,000 ordinary shares of Pactera Financial Solutions in the form of nonvested shares to key employees for their continuing employment in 2011. On January 1, 2013, the Company repurchased the minority equity interest in Pactera Financial Solutions held by the key employees.

SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2012
SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY
Schedule I Condensed Financial Information of Parent Company

PACTERA TECHNOLOGY INTERNATIONAL LTD.

ADDITIONAL INFORMATION-FIANNCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In thousands ofU.S. dollars, except share data, or otherwise noted)

	As of December 31,
	2011	2012
ASSETS
Current Assets:
Cash	$27,062	$28,972
Other current assets	412	302

Total current assets	27,474	29,274

Amount due from intercompany	11,104	6,932

Investment in subsidiaries and VIE	172,498	514,723

TOTAL ASSETS	$211,076	$550,929

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities:
Accrued expenses and other payables	$2,592	$9,944

Total current liabilities	2,592	9,944

Total Liabilities	2,592	9,944

Shareholders’ Equity:
Common shares ($0.00139482 par value; 120,000,000 shares authorized; 42,720,067 and 88,312,068 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	60	123
Additional paid-in capital	186,408	502,748
Shares issuable in connection with business acquisition	—	1,537
retained earnings	5,689	17,797
Accumulated other comprehensive income	16,327	18,780

Total shareholders’ equity	208,484	540,985

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$211,076	$550,929

The accompanying notes are an integral part of these financial statements.

PACTERA TECHNOLOGY INTERNATIONAL LTD.

ADDITIONAL INFORMATION-FIANNCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

(In thousands of U.S. dollars, or otherwise noted)

	Years ended December 31,
	2010	2011	2012

Operating expenses
General and administrative	$(5,383)	$(7,156)	$(23,074)
Selling and marketing	(276)	(533)	(494)

Total operating expenses	(5,659)	(7,689)	(23,568)

Interest expense	(22)	(43)	—
Interest income	407	607	645

Net loss before income from subsidiaries and VIE	(5,274)	(7,125)	(22,923)
Equity in income of subsidiaries and VIE	17,331	25,026	25,513

Net income	$12,057	$17,901	$2,590

The accompanying notes are an integral part of these financial statements.

PACTERA TECHNOLOGY INTERNATIONAL LTD.

ADDITIONAL INFORMATION-FIANNCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME

(In thousands of U.S. dollars, or otherwise noted)

	Years ended December 31,
	2010	2011	2012

Net income	$12,057	$17,901	$2,590

Other comprehensive income, net of tax:
Change in cumulative foreign exchange translation adjustment	4,450	5,738	2,453

Comprehensive income to Parent Company	16,507	23,639	5,043

The accompanying notes are an integral part of these consolidated financial statements.

PACTERA TECHNOLOGY INTERNATIONAL LTD.

ADDITIONAL INFORMATION-FIANNCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY (DEFICIT)

(In thousands of U.S. dollars, except share data, or otherwise noted)

					Shares to be issued	(Accumulated	Accumulated
				Additional	in connection	deficit)	other
	Common shares		Subscription	paid-in	with business	Retained	comprehensive	Total equity
	Shares	Amount	receivable	capital	acquisition	earnings	income	(deficit)
Balance as of January 1, 2010	6,285,551	$9	$(1)	$6,711	$471	$(24,269)	$6,139	$(10,940)
Conversion of preferred shares upon initial public offering	22,130,399	31	—	89,000	—	—	—	89,031
Issuance of common shares upon initial public offering (net of issuance costs of $10,284)	9,891,719	14	—	62,318	—	—	—	62,332
Issuance of common shares upon follow-on offering (net of issuance costs of $702)	681,091	1	—	12,297	—		—	12,298
Issuance of common shares in connection with business acquisition	250,928	—	—	1,071	(471)		—	600
Issuance of common shares for share-based compensation	2,070,467	3	—	—	—	—	—	3
Cash received from share subscription receivables	—	—	1	—	—	—	—	1
Share option exercise	15,213	—	—	1,119	—	—	—	1,119
Share-based compensation	—	—	—	4,001	—	—	—	4,001
Vesting of nonvested shares award	211,044	—	—	—	—		—	—
Net income	—	—	—	—	—	12,057	—	12,057
Foreign currency translation adjustments	—	—	—	—	—		4,450	4,450
Comprehensive income
Balance as of December 31, 2010	41,536,412	58	—	176,517	—	(12,212)	10,589	174,952

Issuance of common shares for share-based compensation	1,075,406	2	—	—	—	—	—	2
Repurchase of common shares	(2)	—	—	—	—	—	—	—
Share option exercise	—	—	—	4,235	—	—	—	4,235
Share-based compensation	—	—	—	5,656	—	—	—	5,656
Vesting of nonvested shares award	108,251	—	—	—	—	—	—	—
Net income	—	—	—	—	—	17,901	—	17,901
Foreign currency translation adjustments	—	—	—	—	—	—	5,738	5,738
Comprehensive income
Balance as of December 31, 2011	42,720,067	60	—	186,408	—	5,689	16,327	208,484
Issuance of common share for share based compensation	2,150,814	3	—	11	—	—	—	14
Issuance of common shares as a result of merger of equals with VanceInfo	43,441,188	60	—	326,718	—	—	—	326,778
Balance brought forward from VanceInfo as a result of merger	—	—	—	(11,407)	619	9,518	—	(1,270)
Stock option exercise	—	—	—	1,933	—	—	—	1,933
Repurchase of common shares	(1)	—	—	—	—	—	—	—
Share-based compensation	—	—	—	11,125	—	—	—	11,125
Acquisition of non-controlling interest	—	—	—	(12,040)	—	—	—	(12,040)
Shares issuable in connection with business acquisition	—	—	—	—	918	—	—	918
Net income	—	—	—	—	—	2,590	—	2,590
Foreign currency translation adjustments	—	—	—	—	—	—	2,453	2,453
Comprehensive income
Balance as of December 31, 2012	88,312,068	$123	—	$502,748	$1,537	$17,797	$18,780	$540,985

The accompanying notes are an integral part of these financial statements.

PACTERA TECHNOLOGY INTERNATIONAL LTD.

ADDITIONAL INFORMATION-FIANNCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

(In thousands of U.S. dollars, or otherwise noted)

	Years ended December 31,
	2010	2011	2012

Cash flows provided by (used in) operating activities:
Net income	$12,057	$17,901	$2,590
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in income of subsidiaries and VIE	(17,331)	(25,026)	(25,513)
Follow-on offering expenses	469	—	—
Share-based compensation expenses	4,001	5,656	11,064
Change in fair value of contingent consideration	773	981	(531)
Changes in operating assets and liabilities, net of effects of business acquisitions:
Other long-term assets	(10)	10	—
Intercompany receivables	(7,105)	9,693	4,591
Decrease (increase) in other current assets	16,634	(11,574)	110
Accrued expenses and other payables	—	—	8,193
Decrease in other current liabilities	(1,373)	(9,188)	—

Net cash provided by (used in) operating activities	8,115	(11,547)	504

Cash flows from investing activities:
Capital injection in subsidiaries	(56,211)	—	—
Payments for business acquisitions	(1,115)	—	—
Dividends received	—	1,411	—
Investment income received from subsidiary	—	—	200
Deferred and contingent consideration paid for business acquisitions	—	—	(782)

Net cash (used in) provided by investing activities	(57,326)	1,411	(582)

Cash flows from financing activities:
Proceeds from (repayment of) short-term bank borrowings	40,000	(40,000)	—
Proceeds from issuance of common shares upon initial public offering and follow-on offering (net of issuance costs of $8,642)	79,454	—	—
Payment of initial public offering expenses	(3,816)	—	—
Cash received from share subscription receivables	1	—	—
Proceeds from issuance of common shares for share based compensation	538	5,291	1,988
Deferred and contingent consideration paid for business acquisitions	(2,650)	(4,014)	—

Net cash provided by (used in) financing activities	113,527	(38,723)	1,988

Net increase (decrease) in cash	64,316	(48,859)	1,910

Cash at the beginning of year	11,605	75,921	27,062

Cash at the end of year	$75,921	$27,062	$28,972

The accompanying notes are an integral part of these financial statements.

PACTERA TECHNOLOGY INTERNATIONAL LTD.

ADDITIONAL INFORMATION-FIANNCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO THE FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2010, 2011 AND 2012

(In thousands of U.S. dollars, or otherwise noted)

1.                                     BASIS OF PREPARATION

The condensed financial information of the Parent Company, Pactera Technology International Ltd., has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Parent Company used the equity method to account for investments in its subsidiaries and VIE.

The condensed financial information is provided, because the restricted net assets of the Company’s subsidiaries and VIE were over the 25% of the consolidated net assets of the Company as of December 31, 2012.

2.                                      INVESTMENTS IN SUBSIDIARIES AND VIE

For the purpose of the Parent Company’s stand-alone financial information, investments in subsidiaries and VIE are reported using the equity method of accounting.  The Parent Company’s share of income (loss) from the subsidiaries and VIE was reported in the single line item of equity in income of subsidiaries and variable interest entity.  Under the equity method, the Parent Company ceases to record its share of the losses once the carrying value of the investment has been reduced to zero unless the Parent Company has the obligation to fund losses in its subsidiaries and VIE.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation	Basis of presentation The consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”).
Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, all its subsidiaries and the VIE.  All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses for the reporting periods and the accompanying notes. Significant accounting estimates reflected in the consolidated financial statements include, but are not limited to revenue recognition, provision for income taxes, share-based compensation, impairment of goodwill and indefinite lived intangible assets, allowance for doubtful accounts, purchase price allocation in business combinations, contingent consideration, valuation allowance of deferred tax assets, useful life of property, plant and equipment, and economic life of intangible assets as well as performance based share awards. Actual results could differ from those estimates.

Term deposits

Term deposits

The Group’s term deposits are classified as held-to-maturity and carried at amortized cost.  The term deposits mature within one year from the contractual dates and are subject to penalty for early redemption before their maturity.

Allowance for doubtful accounts

Allowance for doubtful accounts

Accounts receivables represent those receivables derived in the ordinary course of business.  The Group maintains an allowance for doubtful accounts for estimated incurred losses on uncollected accounts receivables.  Management considers the following factors when determining the collectability of specific accounts: credibility of the customers, aging of the receivables, historical loss experience and other specific circumstances related to the accounts.

Short-term investments

Short-term investments

Short-term investments comprise marketable debt securities, which are classified as held-to-maturity as the Group has the positive intent and ability to hold the securities to maturity. All of the Group’s held-to-maturity securities are stated at their amortized costs and classified as short-term investments on the consolidated balance sheets based on their contractual maturity dates which are less than one year.

The Group reviews its short-term investments for other-than-temporary impairment based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its short-term investments. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, and the Group’s intent and ability to hold the investment, in determining if impairment is needed.

Concentration of risk

Concentration of risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash, term deposit, restricted cash and accounts receivable.  The Group places their cash, term deposit and restricted cash with authorized financial institutions, which refer to (i) banks incorporated in China, which are all authorized to operate banking business by China Banking Regulatory Commission and other relevant agencies, and (ii) overseas financial institutions regulated by competent regulatory authorities in their relevant jurisdictions such as Hong Kong. The credit risk on cash and cash equivalent and restricted cash is limited because the counterparties are banks with high credit ratings.  The Group conducts credit evaluations of its clients and generally does not require collateral or other security from them.  The maximum exposure to credit risk is represented by their carrying amounts in the consolidated balance sheet.

Details of customers accounting for 10% or more of net revenues were as follows:

	Years ended December 31,
	2010	%	2011	%	2012	%

Client A	17,258	12	23,928	11	—	—
Client B	16,534	11	17,826	8	—	—

Details of customers accounting for 10% or more of accounts receivable were as follows:

	Years ended December 31,
	2011	2012

Client C	—	31%

Property, plant and equipment, net

Property, plant and equipment, net

Property, plant and equipment, net, are stated at cost less accumulated depreciation.  Depreciation is provided using the straight-line method over the following estimated useful lives:

Furniture, fixtures and electronic equipment & software	3 - 5 years
Transportation equipment	5 years
Leasehold improvements	Shorter of useful life of the asset or the lease term

Intangible assets, impairment of long-lived assets and impairment of goodwill and indefinite-lived assets

Intangible assets

Acquired intangible assets, other than goodwill, are initially measured and recorded at their fair values.  Subsequently, acquired intangible assets, other than trade name with indefinite life, are stated at cost less accumulated amortization and impairment loss.  Customer base and customer relationship are amortized using the estimated attrition pattern.  Other acquired intangible assets are amortized using the straight-line method.  The estimated economic lives are as follows:

Customer base and customer relationship	3 - 6.8 years
Non-compete agreement	1 - 5 years
Contract backlog	0.5 - 2.14 years
Trade name	1 year - Indefinite
Trademark	1 - 2 years
Software Technology	4-5years

The weighted-average amortization period for intangible assets subject to amortization acquired through business combinations as of December 31, 2012 are as follows:

Weighted-average
amortization
Intangible assets	period (years)

Customer relationship	5.82
Non-compete agreement	3.66
Contract backlog	1.69
Software technology	4.51
Trade name	6.85
Trademark	2.00

Impairment of long-lived assets with definite lives

The Group evaluates the recoverability of long-lived assets, including property and equipment and intangible assets with determinable useful lives whenever events or changes in circumstances indicate that an asset’s carrying amount may not be recoverable.  The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows associated with it.  Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated.  Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value.  Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows.  The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated.  These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

Impairment of goodwill and indefinite-lived intangible assets

Goodwill and intangible assets with indefinite useful lives are not amortized, but tested for impairment annually or more frequently if event and circumstances indicate that they might be impaired.

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill.  In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance permits the Company to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test.  Absent from any impairment indicators, the Group performs its annual impairment test on December 31 each year.  For the year ended December 31, 2012, the Group did not choose to perform the assessment of qualitative factors for goodwill impairment.  The first step compares the fair value of each reporting unit to its carrying amount, including goodwill.  If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required.  If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill.  The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit.  The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill.  An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

The Group has determined that the Group’s certain trade names do not have determinable useful lives. Consequently, the carrying amounts of these trade names are not subject to amortization but are tested for impairment at least annually or if events or changes in circumstances indicate that the asset might be impaired.  Such impairment test compares the fair values of assets with their carrying value amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values.  The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies.  Significant assumptions are inherent in this process, including estimates of discount rates.

Land use right

Land use right

All land in the PRC is owned by the PRC government. The government in the PRC, according to the relevant PRC law, may grant the right to use the land for a specified period of time. Land use right is stated at cost less accumulated amortization. Amortization is provided over the contractual term of the land use right on a straight-line basis.

Equity method investment

Equity method investment

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation in the investee’s Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

The Group reviews the long-term investments for impairment whenever events or circumstances indicate that an other-than-temporary decline has occurred.  An impairment loss is recognized in earnings equal to the amount of the investment’s carrying amount in excess of its fair value at the assessment date.  The fair value of the investment would then become the new cost basis of the investment.

Revenue recognition

Revenue recognition

The Group enters into sales contractual arrangements related to its technology outsourcing services.  For each contract, revenues are recognized in accordance with an authoritative pronouncement regarding revenue recognition issued by Financial Accounting Standards Board (“FASB”) and when all of the following criteria are met: persuasive evidence of sales arrangement exists; delivery has occurred or services have been rendered; the price is fixed or determinable; and collectability is reasonably assured.

Arrangements for technology outsourcing services are either on a time-and-material or fixed-price basis.

Revenues from time-and-material contracts are recognized as billable services are rendered, assuming all other basic revenue recognition criteria are met.

Revenues from fixed-price contracts are recognized using the proportional performance method as determined by the proportional relation of the contract costs incurred to date relative to the estimated total contract costs at completion.  Estimated contract costs are obtained from budgets that are reviewed monthly and revised as necessary.  The Group reviews the estimated revenues and estimated costs on each project at the end of each reporting period.  Any revisions to existing estimates are made when required by members of management having the relevant authority.  As part of the review process, management regularly compares and analyzes the actual costs incurred and the estimate of costs to complete the projects to the total estimated costs and the total contract price. Management make revisions to existing estimates as needed based on the analysis performed and with proper level of approval in the period in which changes become known.  As a policy, provisions for estimated losses on such engagements will be made during the period in which a loss becomes probable and can be reasonably estimated.

Reimbursable out-of-pocket expenses and material costs are recognized as revenues when billed.

For the years ended December 31, 2010, 2011 and 2012, details of net revenues breakdown by contract type were as follows:

	Years ended December 31,
	2010	2011	2012

Time-and-material	$121,110	$175,115	$282,615
Fixed-price	25,469	43,874	76,416
Total	$146,579	$218,989	$359,031

Business tax

Business tax

The Company’s subsidiaries in the PRC are subject to business tax of 5% and related surcharges on the revenues earned from providing services.  Certain contracts under specific formalities are exempted from business taxes in accordance with the PRC tax laws.  Business tax is recorded as a reduction in revenues when incurred, and the outstanding balance has been recorded in other taxes payable.

Value added tax (“VAT”)

The Company’s PRC subsidiaries are subject to value-added tax at a rate of 17% on revenues from product sales and services and paid after deducting input VAT on purchases. The net VAT balance between input VAT and output VAT is reflected in the account under other taxes payable.

In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of VAT in lieu of business tax in certain areas and industries in the PRC. Such VAT pilot program is to be phased in Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. Starting from September 1, 2012, certain subsidiaries became subject to VAT at the rates, 6% or 3%, on certain service revenues which were previously subject to business tax.

Government subsidies

Government subsidies

Government subsidies mainly represent amounts granted by local government authorities as an incentive for companies to promote development of the local technology industry.  The Group receives government subsidies related to government sponsored projects, and records such government subsidies as a liability when it is received. The Group records government subsidies as deductions of the related expenses when there is no further performance obligation.  Total government subsidy amounted to $1,553, $2,744 and $13,334 for the years ended December 31, 2010, 2011 and 2012, respectively, and was included in general and administrative expenses and cost of revenue.

Operating and Capital Leases

Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases.  Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Capital leases

Capital leases are recorded as an asset and an obligation at an amount equal to the present value, at the beginning of lease term, of minimum lease payments during the lease term, or if lower, the fair value of the leased assets.  The assets are amortized over the useful life of the assets, or if shorter, the lease term.  Lease payments are allocated between a reduction of the obligation and interest expense so as to produce a consistent periodic rate of interest on the remaining balance of the obligation.

Income taxes

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.  Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements.  Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized.  The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.  The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority.  An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.  Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Foreign currency translation

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar (“U.S. dollar”).

The financial records of the Company’s subsidiaries and VIE located in the PRC, Japan, the U.S., Hong Kong, Singapore, Australia and Spain are maintained in their local currencies, the Renminbi (“RMB”), Japanese Yen (“Yen”), U.S. dollar, Hong Kong Dollar (“HK$”) and Singapore Dollars (“SN$”), Australia Dollar (“AU$”) and Euro Dollar (“Euro”) respectively, which are also the functional currencies of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date.  Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred.  Transaction gains and losses are recognized in the statements of operations. During the years ended December 31, 2010, 2011 and 2012, foreign currency exchange gain (loss) included in general and administrative expenses in the consolidated statements of operations are $270, $(2,070), and $ 1,042, respectively.

The entities with functional currency other than U.S. dollar translate their operating results and financial position into the U.S. dollar, the Group’s reporting currency.  Assets and liabilities are translated using the exchange rates in effect on the balance sheet date.  Equity amounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average rate for the year.  Translation adjustments are reported as foreign currency translation adjustments and are shown as a separate component of other comprehensive income.

Comprehensive income

Comprehensive income

Comprehensive income for the year includes net income and foreign currency translation adjustments. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income, which was adopted by the Group on January 1, 2012.

Financial instruments

Financial instruments

Financial instruments include cash, restricted cash, term deposits, accounts receivable, accounts payable and loan receivable.  The carrying values of cash, restricted cash, term deposits, accounts receivable, accounts payable and loan receivable approximate their fair values due to short-term maturities.

Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.  An asset or liability categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data. Fair value of foreign currency forward contracts is discussed in Note 14.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Fair value of acquired intangible assets and contingent consideration is discussed in Note 14.

Net income per share

Net income per share

Basic net income per common share is computed by dividing net income attributable to common shareholders by the weighted average number of common shares outstanding during the period.

Diluted net income per common share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares.

The convertible redeemable preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis.  Accordingly, the Group applies the two-class method of computing net income per share, for common and preferred shares according to participation rights in undistributed earnings.  Under this method, undistributed net income should be allocated on a pro rata basis to the common and preferred shares to the extent that each class may share income for the period; whereas the undistributed net loss is allocated to common shares because preferred shares are not contractually obligated to share the loss.

The Group had convertible redeemable preferred shares, stock options and potentially issuable common shares whose issuance is contingent upon the satisfaction of certain conditions in connection with business acquisitions, which could potentially dilute basic earnings per share.  To calculate the number of shares for diluted income per share, the effect of the convertible redeemable preferred shares is computed using the as-if-converted method; the effect of stock options is computed using the treasury stock method.

Share-based compensation

Share-based compensation

Share-based payment transactions with employees, such as share options, are measured based on the grant date fair value of the equity instrument.  The Group recognizes the compensation costs, net of expected forfeitures, using the graded vesting method over the requisite service period of the award, which is generally the vesting period of the award.  The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates.  Changes in estimated forfeitures are recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods.

Business combinations

Business combinations

Business combinations are recorded using the acquisition method of accounting.  The assets acquired, the liabilities assumed, and any non-controlling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date.  Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any non-controlling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired.

Common forms of the consideration made in acquisitions include cash and common equity instruments.  Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition.  For shares issued in a business combination, the Group estimated the fair value of its common shares as of the date of acquisition.

Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability it is subsequently carried at fair value with changes in fair value reflected in earnings.

Recent accounting pronouncements adopted and not yet adopted

Recent accounting pronouncements adopted

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

·                                          Highest-and-best-use and valuation-premise concepts for nonfinancial assets - the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

·                                          Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk - the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

·                                          Premiums or discounts in fair value measure - the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

·                                          Fair value of an instrument classified in a reporting entity’s stockholders’ equity - the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

·                                          Disclosures about fair value measurements - the guidance expands disclosure requirements, particularly for Level 3 inputs.  Required disclosures include:

·                                          For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

·                                          The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The adoption of this guidance did not have a significant effect on the Company’s consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before update the pronouncement issued in June 2011.The Company adopted this guidance on January 1, 2012 and has presented two separate but consecutive statements since that date.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and non-public, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The adoption of this pronouncement did not have a significant effect on the Company’s consolidated financial statements, as it chose to directly perform the two-step goodwill impairment test for 2012.

In July 2012, the FASB issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the guidance, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset. The guidance does not revise the requirement to test indefinite-lived intangible assets annually for impairment. In addition, the guidance does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods. The guidance was effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted.  The adoption of this guidance did not have a significant effect on the Company’s consolidated financial statements.

Recent accounting pronouncements not yet adopted

In December 2011, the FASB has issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. In January 2013, the FASB further clarifies that ordinary trade receivables and receivables are not in the scope of the authoritative pronouncement and the pronouncement applies only to derivatives, repurchase agreements and reverse purchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with specific criteria contained in the FASB Accounting Standards Codification (Codification) or subject to a master netting arrangement or similar agreement. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In February 2013, the FASB has issued an authoritative pronouncement related to Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income. The amendments in this Accounting Standards Updates (“ASU”) do not change the current requirements for reporting net income or other comprehensive income in financial statements. All of the information that this ASU requires already is required to be disclosed elsewhere in the financial statements under US GAAP. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

The new amendments will require an organization to:

· Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under US GAAP to be reclassified to net income in its entirety in the same reporting period.

· Cross-reference to other disclosures currently required under US GAAP for other reclassification items (that are not required under US GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

The amendments apply to all public and private companies that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods (interim and annual). The amendments are effective for reporting periods beginning after December 15, 2012, for public companies. Early adoption is permitted. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In February 2013, the FASB has issued an authoritative pronouncement related to obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. The pronouncement provides guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this pronouncement is fixed at the reporting date, except for obligations addressed within existing guidance in US GAAP. The guidance requires an entity to measure those obligations as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. The guidance in this pronouncement also requires an entity to disclose the nature and amount of the obligation as well as other information about those obligations. The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The amendments in this ASU should be applied retrospectively to all prior periods presented for those obligations resulting from joint and several liability arrangements within the scope that exist at the beginning of an entity’s fiscal year of adoption. An entity may elect to use hindsight for the comparative periods (if it changed its accounting as a result of adopting the amendments in this pronouncement) and should disclose that fact. Early adoption is permitted. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In March 2013, the FASB has issued an authoritative pronouncement related to parent’s accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. When a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided.

For an equity method investment that is a foreign entity, the partial sale guidance still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment.

Additionally, the amendments in this pronouncement clarify that the sale of an investment in a foreign entity includes both: (1) events that result in the loss of a controlling financial interest in a foreign entity (i.e., irrespective of any retained investment); and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition). Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events.

The amendments in this pronouncement are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. Early adoption is permitted. If an entity elects to early adopt the amendments, it should apply them as of the beginning of the entity’s fiscal year of adoption. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of company's subsidiaries and variable interest entity

Subsidiaries and variable interest entity

	Later of date of
	incorporation	Place of	Percentage of
Subsidiaries	or acquisition	incorporation	legal ownership

Partera Technology Japan Co., Ltd. (“Pactera Japan”) (formerly known as Hisoft Japan Co., Ltd.)	August 1, 2002	Japan	100%
DMK International, Inc. (“DMK International”)	September 4, 2003	U.S.	100%
HiSoft Technology (Dalian) Co., Ltd. (“Hisoft Dalian”)	July 27, 2004	PRC	100%
HiSoft Systems Holdings Limited (“HiSoft Systems Holdings”)	September 26, 2005	British Virgin Islands	100%
HiSoft Holdings Limited (“HiSoft Holdings”)	September 28, 2005	British Virgin Islands	100%
HiSoft Systems Hong Kong Limited (“HiSoft Hong Kong”)	October 12, 2005	Hong Kong	100%
HiSoft Systems (Shenzhen) Limited (“HiSoft Shenzhen”)	November 9, 2005	PRC	100%
HiSoft Services (Beijing) Limited (“HiSoft Beijing”)	November 10, 2005	PRC	100%
HiSoft Envisage, Inc. (“Hisoft Envisage”)	December 31, 2006	U.S.	100%
HiSoft Technology (Chengdu) Co., Ltd. (“HiSoft Chengdu”)	April 4, 2007	PRC	100%
Pactera Singapore Pte. Ltd. (“Pactera Singapore “) (formerly known as Hisoft Technology (Singapore) Pte Ltd.)	December 1, 2007	Singapore	100%
HiSoft Wave, Inc. (“Wave”)	December 31, 2007	U.S.	100%
Wuxi HiSoft Services Limited (“HiSoft Wuxi”)	January 8, 2009	PRC	100%
AllianceSPEC Pte. Ltd. (“AllianceSPEC”)	December 1, 2009	Singapore	100%
Wuxi Hisoft TechnologyTraining Co,. Ltd. (“Wuxi Training Center”)	December 25, 2009	PRC	100%
Beijing Horizon Information & Technology Co., Ltd. (“Horizon Information”)	February 1, 2010	PRC	100%
Insurance Systems Laboratory Co., Ltd. (“ISL”)	July 1, 2010	Japan	100%
HiSoft Jinxin Technology (Beijing) Co., Ltd. (“HiSoft Jinxin”)	January 26, 2011	PRC	100%
NouvEON Technology Partners, Inc. (“NouvEON”)	July 1, 2011	U.S.	100%
Shanghai HURO Digital Technology Co., Ltd. (“HURO”)	October 1, 2011	PRC	100%
Logoscript International S.L. and its subsidiaries (“Logoscript”)	February 1, 2012	Spain	100%
Beijing GloryCube Technology Co., Ltd. (“Glory”)	June 1, 2012	PRC	100%
Bearing Point Holdings Pty. Limited and its subsidiaries (“Bearing Point”)	July 1, 2012	Australia	100%
HiSoft Technology (Shenzhen) Co., Ltd. (“Hisoft Shenzhen Inoformation”)	May 11, 2012	PRC	100%
VanceInfo Technologies Inc.(“VanceInfo”)	November 9, 2012	Cayman Islands	100%
VanceInfo Creative Software Technology Limited (“VanceInfo Beijing”)	November 9, 2012	PRC	100%
Pactera Technology Limited (“VanceInfo BVI”)	November 9, 2012	BVI	100%
VanceInfo Japan Inc. (“VanceInfo Japan”)	November 9, 2012	Japan	99.9%
Pactera Technologies Inc. (“VanceInfo US”)	November 9, 2012	U.S.	100%
Pactera (Hong Kong) Limited (“Pactera Hong Kong”)	November 9, 2012	Hong Kong	100%
Shanghai VanceInfo Technologies Limited (“VanceInfo Shanghai”)	November 9, 2012	PRC	100%
VanceInfo Technologies Limited (“VanceInfo Tianjin”)	November 9, 2012	PRC	100%
Shanghai VanceInfo Creative Software Technology Limited (“VanceInfo Shanghai Creative”)	November 9, 2012	PRC	100%
Pactera Malaysia Inc. Sdn. Bhd. (“ Pactera Malaysia”)	November 9, 2012	Malaysia	100%
Shenzhen VanceInfo Creative Software Technology Limited (“VanceInfo Shenzhen”)	November 9, 2012	PRC	100%
Nanjing VanceInfo Creative Software Technology Limited (“VanceInfo Nanjing”)	November 9, 2012	PRC	100%
TP Teleservices Limited (“TP Teleservices”)	November 9, 2012	Hong Kong	100%
TP (Hong Kong) Limited (“TP Hong Kong”)	November 9, 2012	Hong Kong	100%
TP Consultants Limited (“TP Consultants”)	November 9, 2012	Hong Kong	100%
TP (Taiwan) Limited (“TP Taiwan”)	November 9, 2012	Hong Kong	100%
TP Software Technology (Shanghai) Co., Ltd. (“TP Shanghai”)	November 9, 2012	PRC	100%
Pactera Financial Service Limited (“Pactera Financial Service”, formerly named “Link Result Limited”)	November 9, 2012	Hong Kong	100%
VanceInfo Data Service (Shanghai) Co., Ltd. (“VanceInfo Data”)	November 9, 2012	PRC	100%
Beijing Viatt Information Technology Co., Ltd. (“Beijing Viatt”)	November 9, 2012	PRC	100%
Lifewood Technology Limited (“Lifewood Technology”)	November 9, 2012	Hong Kong	100%
Lifewood Data Technology Limited (“Lifewood Data)	November 9, 2012	Hong Kong	100%
Lifewood Data Technology (Dongguan) Limited (“Lifewood Dongguan”)	November 9, 2012	PRC	100%
VanceInfo Technologies Australia Pty. Ltd. (“VanceInfo Australia”)	November 9, 2012	Australia	100%
Beijing Data Pioneer Information Technology Co., Ltd. (“Beijing DPC”)	November 9, 2012	PRC	100%
Beijing Kang Pu Wei Century Information Technology Co., Ltd. (“Beijing KPW”)	November 9, 2012	PRC	100%
VanceInfo Singapore Pte. Ltd. (“VanceInfo Singapore)	November 9, 2012	Singapore	100%
Pactera Financial Solutions Limited (“Pactera Financial Solutions”)	November 9, 2012	BVI	83.5%
Beijing Sunwin Corporation Limited (“ Sunwin”)	November 9, 2012	PRC	100%
Beijing VanceInfo Airsoft Technology Ltd. (“VanceInfo Airsoft”)	November 9, 2012	PRC	100%
Suzhou VanceInfo Creative Software Technology Limited (“VanceInfo Creative Software”)	November 9, 2012	PRC	100%
Nanjing VanceInfo Technologies Training Center (“Nanjing Training Center”)	November 9, 2012	PRC	100%
Variable interest entity

Dalian Haihui SCI-TECH Co., Ltd. (“Haihui Dalian”) (Note)	November 11, 1996	PRC	Consolidated VIE

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Net revenues | Customers
Concentration risk
Schedule of details of customers accounting for 10% or more of net revenues
	Years ended December 31,
	2010	%	2011	%	2012	%

Client A	17,258	12	23,928	11	—	—
Client B	16,534	11	17,826	8	—	—

Accounts receivable | Credit concentration
Concentration risk
Schedule of details of customers accounting for 10% or more of net revenues
	Years ended December 31,
	2011	2012

Client C	—	31%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables 2)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property, plant and equipment
Furniture, fixtures and electronic equipment & software	3 - 5 years
Transportation equipment	5 years
Leasehold improvements	Shorter of useful life of the asset or the lease term

Schedule of net revenues breakdown by contract type
	Years ended December 31,
	2010	2011	2012

Time-and-material	$121,110	$175,115	$282,615
Fixed-price	25,469	43,874	76,416
Total	$146,579	$218,989	$359,031

Intangible assets
Schedule of estimated economic lives or weighted-average amortization period for intangible assets subject to amortization acquired through business combinations

Customer base and customer relationship	3 - 6.8 years
Non-compete agreement	1 - 5 years
Contract backlog	0.5 - 2.14 years
Trade name	1 year - Indefinite
Trademark	1 - 2 years
Software Technology	4-5years

2012 Acquisitions
Intangible assets
Schedule of estimated economic lives or weighted-average amortization period for intangible assets subject to amortization acquired through business combinations
Weighted-average
amortization
Intangible assets	period (years)

Customer relationship	5.82
Non-compete agreement	3.66
Contract backlog	1.69
Software technology	4.51
Trade name	6.85
Trademark	2.00

ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2012
Horizon Information
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed

		Estimated
		useful life

Net current liabilities assumed:
Current assets	$920
Current liabilities	(1,338)
Total	$(418)
Intangible assets acquired:
Customer base	860	5.9 years
Goodwill	1,076
Deferred tax liability	(129)
Total	$1,807
Total consideration	$1,389

Schedule of unaudited pro forma information summarizing the results of operations
Years ended
December 31,
2010
(Unaudited)

Net revenues	$146,579
Net income	11,604
Net income per share
- Basic	$0.34
- Diluted	$0.32

Echo Lane
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed

		Estimated
		useful life

Net tangible assets:
Current assets	$829
Current liabilities	(414)
Total	$415
Intangible assets acquired:
Customer base	670	6.8 years
Goodwill	1,854
Deferred tax liability	(228)
Total	$2,296
Total consideration	$2,711

Schedule of unaudited pro forma information summarizing the results of operations
Years ended
December 31,
2010
(Unaudited)

Net revenues	$147,152
Net income	11,878
Net income per share
- Basic	$0.35
- Diluted	$0.33

ISL
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed

		Estimated
		useful life

Net tangible assets:
Current assets	$1,068
Current liabilities	(331)
Total	$737
Intangible assets acquired:
Customer base	380	5.5 years
Goodwill	1,217
Deferred tax liability	(160)
Total	$1,437
Total consideration	$2,174

Schedule of unaudited pro forma information summarizing the results of operations
Years ended
December 31,
2010
(Unaudited)

Net revenues	$149,292
Net income	11,623
Net income per share
- Basic	$0.34
- Diluted	$0.32

Besure
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed
		Estimated
		useful life

Intangible assets acquired:
Customer base	460	3.25 years
Trade name	810	5 years
Goodwill	3,463
Total	$4,733
Total consideration	$4,733

Schedule of unaudited pro forma information summarizing the results of operations
Years ended
December 31,
2010
(Unaudited)

Net revenues	$151,619
Net income	13,533
Net income per share
- Basic	$0.42
- Diluted	$0.37

Beans
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed
		Estimated
		useful life

Intangible assets acquired:
Customer relationship	$927	6 years
Goodwill	1,115
Total	$2,042
Total consideration	$2,042

Schedule of unaudited pro forma information summarizing the results of operations
Years ended
December 31,
2010
(Unaudited)

Net revenues	$149,665
Net income	12,106
Net income per share
- Basic	$0.36
- Diluted	$0.33

Business team of China-based IT service firms
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed
		Estimated
		useful life

Intangible assets acquired:
Contract backlog	$287	0.9 year
Customer relationship	666	4.9 years
Goodwill	1,547
Total consideration	$2,500

Schedule of unaudited pro forma information summarizing the results of operations
	Years ended December 31,
	2010	2011
	(Unaudited)	(Unaudited)

Net revenues	$149,079	$219,197
Net income	9,828	17,715
Net income per share
- Basic	$0.26	$0.44
- Diluted	$0.27	$0.41

NouvEON
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed

		Estimated
		useful life

Net liabilities assumed:
Current assets	$830
Current liabilities	(1,879)
Total	$(1,049)
Intangible assets acquired:
Customer relationship	3,300	4 years
Trademark	2,900	Indefinite
Backlog	283	1 year
Goodwill	10,930
Deferred tax liability	(2,204)
Total	$15,209
Total consideration	$14,160

Schedule of unaudited pro forma information summarizing the results of operations
	Years ended December 31,
	2010	2011
	(Unaudited)	(Unaudited)

Net revenues	$159,380	$225,390
Net income	10,776	17,260
Net income per share
- Basic	$0.30	$0.43
- Diluted	$0.30	$0.40

HURO
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed

		Estimated
		useful life

Net tangible assets:
Current assets	$4,375
Current liabilities	(3,825)
Total	$550
Intangible assets acquired:
Customer relationship	1,339	5 years
Contract backlog	856	1 year
Trade name	1,425	Indefinite
Non-compete clause	359	5 years
Goodwill	3,361
Deferred tax liability	(597)
Total	$6,743
Total consideration	$7,293

Schedule of unaudited pro forma information summarizing the results of operations
	Years ended December 31,
	2010	2011
	(Unaudited)	(Unaudited)

Net revenues	$151,735	$222,856
Net income	11,541	17,514
Net income per share
- Basic	$0.34	$0.43
- Diluted	$0.32	$0.41

Logoscript
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed

		Estimated
		useful life

Net tangible assets:
Assets	$1,592
Liabilities	(1,150)
Total	$442
Intangible assets acquired:
Customer relationship	233	3 years
Goodwill	794
Deferred tax liability	(70)
Total	$957
Total consideration	$1,399

Schedule of unaudited pro forma information summarizing the results of operations
	Years ended December 31,
	2011	2012
	(Unaudited)	(Unaudited)

Net revenues	$222,836	$359,352
Net income	17,458	2,553
Net income per share
- Basic	$0.43	$0.05
- Diluted	$0.41	$0.05

Longhaul
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed

		Estimated
		useful life

Intangible assets acquired:
Customer relationship	190	3.5 years
Contract backlog	27	0.25 years
Non-compete clause	262	4 years
Goodwill	1,015
Total	$1,494
Total consideration	$1,494

Schedule of unaudited pro forma information summarizing the results of operations
	Years ended December 31,
	2011	2012
	(Unaudited)	(Unaudited)

Net revenues	$220,733	$359,322
Net income	17,858	2,583
Net income per share
- Basic	$0.44	$0.05
- Diluted	$0.42	$0.05

Glory
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed

		Estimated
		useful life

Net tangible assets:
Current assets	$1,465
Current liabilities	(1,879)
Total	$(414)
Intangible assets acquired:
Customer relationship	959	5 years
Contract backlog	530	1 year
Trade name	2,149	Indefinite
Non-compete clause	225	5 years
Goodwill	3,746
Deferred tax liability	(579)
Total	$7,030
Total consideration	$6,616

Schedule of unaudited pro forma information summarizing the results of operations
	Years ended December 31,
	2011	2012
	(Unaudited)	(Unaudited)

Net revenues	$223,225	$360,796
Net income	18,050	2,652
Net income per share
- Basic	$0.44	$0.06
- Diluted	$0.42	$0.05

Bearing Point
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed

		Estimated
		useful life
Net tangible assets:
Assets	$6,729
Liabilities	(5,180)
Total	$1,549
Intangible assets acquired:
Customer relationship	1,845	5 years
Trade name	512	2 years
Goodwill	4,266
Deferred tax liability	(707)
Total	$5,916
Total consideration	$7,465

Schedule of unaudited pro forma information summarizing the results of operations
	Years ended December 31,
	2011	2012
	(Unaudited)	(Unaudited)
Net revenues	$238,002	$368,538
Net income	17,690	2,484
Net income per share
- Basic	$0.44	$0.05
- Diluted	$0.41	$0.05

Newton
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed

		Estimated
		useful life
Net tangible assets:
Assets	$936
Liabilities	(465)
Total	$471
Intangible assets acquired:
Acquired software	168	5years
Contract backlog	3	0.5 year
Customer relationship	434	5 years
Goodwill	557
Deferred tax liability	(169)
Total	$993
Total consideration	$1,464

Schedule of unaudited pro forma information summarizing the results of operations
	Years ended December 31,
	2011	2012
	(Unaudited)	(Unaudited)
Net revenues	$221,197	$360,319
Net income	17,425	2,313
Net income per share
- Basic	$0.43	$0.05
- Diluted	$0.41	$0.05

VanceInfo
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed

		Estimated
		useful life
Net tangible assets:
Cash	$31,717
Term deposits	35,032
Accounts receivable	155,885
Other current assets	13,525
Property, plant and equipment	53,400
Land use right	24,393
Deferred tax assets-non-current	866
Other non-current assets	4,254
Current liabilities	(75,530)
Other non-current liabilities	(6,185)
Total	237,357

Intangible assets acquired:
Customer relationship	11,540	4-6years
Trade name	27,840	2 years- indefinite
Software technology	2,290	4 - 5 years
Contract backlog	910	2 years
Non-compete agreement	1,400	1 - 4 years
Goodwill	54,407
Deferred tax liability	(8,966)
Total	89,421
Total consideration	$326,778

Schedule of unaudited pro forma information summarizing the results of operations
	Years ended December 31,
	2011	2012
	(Unaudited)	(Unaudited)

Net revenues	$502,126	$673,266
Net income/(loss)	39,532	1,807
Net income/(loss) per share
- Basic	$0.47	$0.02
- Diluted	$0.45	$0.02

Schedule of total consideration
Issuance of common shares	42,517
Closing price on transaction date	$7.49
Stock consideration	$318,451
Fair value of vested VanceInfo stock options and RSU	$8,327
Total consideration	$326,778

ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE
Schedule of accounts receivable
	As of December 31,
	2011	2012

Billed receivable	$43,143	$106,882
Unbilled receivable	22,272	140,197
	65,415	247,079
Less: Allowance for doubtful accounts	4,002	16,386
	$61,413	$230,693

Schedule of movement of the allowance for doubtful accounts

	As of December 31,
	2010	2011	2012

Balance at the beginning of the year	$220	$3,698	$4,002
Acquired as a result of merger with VanceInfo (note)	—	—	10,197
Allowance for doubtful accounts	3,597	477	5,153
Write off	(126)	(388)	(2,751)
Foreign currency translation adjustments	7	215	(215)
Balance at the end of the year	$3,698	$4,002	$16,386

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	As of December 31,
	2011	2012

Prepayment for building and property	$—	$13,283
Prepaid rent and other prepaid expenses	1,787	8,038
Advances to suppliers	797	2,449
Other current assets	1,061	1,664
Deposits	357	1,213
Advances to employees	759	1,055
Accrued interests receivable	801	793
Loan receivable	950	—
Total	$6,512	$28,495

PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of property, plant and equipment

	As of December 31,
	2011	2012

Construction in progress	$—	$36,797
Furniture, fixtures, electronic equipment and software	18,096	47,591
Transportation equipment	146	2,281
Leasehold improvements	7,263	25,209
	25,505	111,878
Less: Accumulated depreciation	11,731	44,271
	$13,774	$67,607

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL
Schedule of changes in carrying amount of goodwill

	As of December 31
	2011	2012

Balance at the beginning of the year	$18,631	$37,348
Goodwill acquired in business acquisitions	18,112	64,785
Foreign currency translation adjustments	605	526
Balance at the end of the year	$37,348	$102,659

INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS
Schedule of intangible assets and their related accumulated amortization

		Customer base
	Contract	and customer	Trade		Non-compete	Software
	backlog	relationship	name	Trademark	agreement	technology	Total

Balance as of January 1, 2011	$49	$3,630	$782	$—	$—	$—	$4,461
Acquisition	1,425	7,040	1,425	3,043	359	—	13,292
Amortization	(696)	(1,778)	(168)	(17)	(18)	—	(2,677)
Foreign currency translation adjustments	12	72	34	—	4	—	122

Balance as of December 31, 2011	790	8,964	2,073	3,026	345	—	15,198
Acquisition	1,470	15,200	29,989	513	1,887	2,459	51,518
Amortization	(1,611)	(3,400)	(428)	(157)	(225)	(237)	(6,058)
Impairment	—	—	(2,836)	(2,679)	—	—	(5,515)
Foreign currency translation adjustments	3	54	84	9	10	—	160

Balance as of December 31, 2012	$652	$20,818	$28,882	$712	$2,017	$2,222	$55,303

Gross carrying amount
Balance as of December 31, 2011	$1,673	$11,190	$2,235	$3,043	$359	—	$18,500
Balance as of December 31, 2012	$3,143	$26,390	$29,388	$877	$2,246	$2,459	$64,503

Accumulated amortization
Balance as of December 31, 2011	$883	$2,226	$162	$17	$14	—	$3,302
Balance as of December 31, 2012	$2,491	$5,572	$506	$165	$229	$237	$9,200

ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER PAYABLES
Schedule of accrued expenses and other payables

	As of December 31,
	2011	2012
Employee payroll and welfare payables	$16,815	$55,240
Contingent acquisition consideration payable	10,366	31,519
Accrued merger related cost	—	12,290
Accrued other operating expenses	1,946	6,074
Advance from customers	3,111	7,662
Subcontractors fees	3,043	7,507
Other payable	1,559	6,922
Accrued professional fees	1,670	2,136
Accrued rental expenses	801	2,815
Accrued travel expenses	1,124	2,262
Amount due to a related party	—	136
Total	$40,435	$134,563

FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE
Schedule of details of the outstanding foreign currency forward contracts

	As of December 31,
	2011	2012

Settlement currency in:
Japanese Yen (¥) of entity with functional currency in RMB
Notional contract amount (Original currency)	¥150,000,000	—
Notional contract amount (U.S. dollar equivalent)	$1,927	—
U.S. dollar of entity with functional currency in RMB
Notional contract amount (U.S. dollar)	$5,480	$1,800

Schedule of fair value measurement of the contingent consideration
Unobservable Inputs	Range
Estimated contingent consideration payments	$32 - $12,025
Discount rate	1.55% - 11.70%
Timing of cash flows	0.25-2.33 years

Summary of the movement of the Group's contingent consideration measured at fair value on recurring basis

Contingent consideration as of January 1, 2011	$8,444
Increase in contingent consideration as a result of business acquisitions	28,065
Less: Payments made during 2011	(19,883)
Add: Changes in fair values	1,824
Foreign currency translation adjustments	102

Contingent consideration as of January 1, 2012	$18,552
Assumed from the merger with VanceInfo	16,775
Increase in contingent consideration as a result of business acquisitions	20,355
Less: Payments made during 2012	(3,047)
Settlement of contingent consideration	(918)
Add: Changes in fair values	(659)
Foreign currency translation adjustments	361

Contingent consideration as of December 31, 2012	$51,419

Schedule of assets and liabilities measured at fair value on a nonrecurring basis
Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Other	Significant
	December, 31	Active Market for	Observable	Unobservable
Description	2011	Identical Liabilities	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Contingent consideration	$(18,552)	—	$—	$(18,552)
Foreign currency forward contracts	26	—	26	—
Total	$(18,526)	—	$26	$(18,552)

	Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Other	Significant
	December, 31	Active Market for	Observable	Unobservable
Description	2012	Identical Liabilities	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Contingent consideration	$(51,419)	—	$—	$(51,419)
Foreign currency forward contracts		—	8	—
Total	$(51,411)	—	$8	$(51,419)

Schedule of fair value measurements of the intangible assets
Unobservable Inputs	Range
Estimated net revenues	$1,400-$30,316
Royalty savings	2%-4%
Discount rate	16%
Timing of cash flows	1-2 years

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of current and deferred components of income tax expense

	Years ended December 31,
	2010	2011	2012
Current tax expense
- PRC and Hong Kong	$1,725	$968	$5,295
- Japan	136	78	41
- U.S.	102	330	10
- Singapore	374	1,006	670
- Australia	—	—	91
	2,337	2,382	6,107
Deferred tax expense (benefit)
- PRC and Hong Kong	34	(881)	(2,070)
- Japan	266	(42)	(102)
- U.S.	(646)	241	(2,486)
- Singapore	(57)	18	(81)
- Europe	—	—	(3)
- Australia	—	—	(155)
	(403)	(664)	(4,897)
Income tax expense	$1,934	$1,718	$1,210

Schedule of the preferential tax rates

Subsidiaries	0%	7.5%	10%	12.5%	15%	18%	20%

HiSoft Dalian (1)	—	—	—	2008-2009	2010-2013	—	—
HiSoft Shenzhen (3)	—	—	—	—	2010-2013	2008	2009
HiSoft Chengdu (1)	—	—	—	—	2008-2013	—	—
HiSoft Beijing (1)	2008	2009-2010	—	—	2011-2013	—	—
HiSoft Wuxi (2)	2010-2011	—	—	2012-2013	—	—	—
HURO (1)	—	—	—	—	2011-2013	—	—
Hisoft Jinxin (1)	—	—	—	—	2012-2013	—	—
Glory (1)	—	—	—	—	2011-2013	—	—
VanceInfo Beijing (4)	—	2008-2010	—	—	2011-2013	—	—
VanceInfo Nanjing (5)	2009-2010	—	—	2011-2013	—	—	—
VanceInfo Shenzhen (6)	2010-2011	—	—	2012-2013	—	—	—
Beijing DPC (7)	—	—	—	—	2011-2013	—	—
VanceInfo Shanghai (8)	—	—	2009		2010-2013	—	—

(1)                                 The new HNTE status obtained by HiSoft Dalian, HiSoft Chengdu, HiSoft Beijing, HURO and Glory in 2011, while Hisoft Jinxin in 2012, under the New EIT Law is valid for three years and qualifying entities can re-apply for an additional three years provided their business operations continue to qualify for the new HNTE status.

(2)                                HiSoft Wuxi was certified as software enterprise in 2010.  Starting from 2010, HiSoft Wuxi is entitled to a two-year tax exemption followed by a three-year of 50% deduction of its income tax.

(3)                                In 2010, HiSoft Shenzhen was certified as “Advanced Technology Service Enterprise” and entitled to an income tax rate of 15% from January 1, 2010 to December 31, 2013.

(4)                                 VanceInfo Beijing obtained the new HNTE in 2008, and it is eligible to a three-year exemption and a three-year 50% reduction in EIT from 2005. As such it is entitled to the preferential tax rate of 7.5% from 2008 to 2010.   The HNTE certificate was renewed in 2011 and is entitled to the preferential tax rate 15% from 2011, As it was further recognized as a “key software enterprise under the State plan” in 2012, which would entitled it to a 10% preferential income tax rate in 2011 and 2012 if the certificate was obtained before May 31, 2013.

(5)                                 VanceInfo Nanjing obtained the certificate of new setup software enterprise in 2009 and was entitled to an exemption of EIT from 2009 to 2010 and 50% reduction for the subsequent three years at the preferential tax rate of 12.5% from 2011 to 2013.

(6)                                 VanceInfo Shenzhen obtained the approved newly established IC design software enterprise and qualified software enterprise in 2010 and was entitled to an exemption of EIT in 2010 and 2011 and 50% reduction for the subsequent three years at the preferential tax rate of 12.5% from 2012 to 2014.

(7)                                 DPC was qualified for the new HNTE and the certificate was renewed in 2012.  As such, it is liable for 15% tax rate from 2011 to 2013.

(8)                                 VanceInfo Shanghai was qualified as the new HNTE in December 2009,and was further recognized as a “key software enterprise under the State plan” in December 2009, which entitled it to a 10% preferential income tax rate in 2009. VanceInfo Shanghai obtained the advanced technology service enterprises and was subject to 15% from 2010 to 2012.   As it was further recognized as a “key software enterprise under the State plan” in 2012, which would entitled it to a 10% preferential income tax rate in 2011 and 2012 if the certificate was obtained before May 31, 2013.

Schedule of principal components of the Group's deferred income tax assets and liabilities

	Years ended December 31,
	2010	2011	2012
Deferred tax assets
Gross	$4,946	$5,949	$16,829
Less: Valuation allowance	(4,172)	(5,033)	(4,596)
Total net deferred tax assets	774	916	12,233
Represented by:
Deferred tax assets - current:
Allowance for doubtful accounts	1,667	1,954	2,742
Accrued expenses	286	131	6,217
Total deferred taxes assets - current	1,953	2,085	8,959
Less: Valuation allowance	(1,667)	(1,462)	(19)
Net deferred tax assets - current, net	286	623	8,940
Deferred tax assets - non-current:
Net operating losses	2,913	3,811	6,975
Depreciation	80	53	895
Total deferred taxes assets - non-current	2,993	3,864	7,870
Less: Valuation allowance	(2,505)	(3,571)	(4,577)
Net deferred tax assets - non-current, net	488	293	3,293
Current deferred tax liabilities:
Depreciation	(13)	(8)	—
Unbilled account receivables	—	—	(411)
Current deferred tax liabilities	(13)	(8)	(411)
Non-current deferred tax liabilities:
Intangible assets	(614)	(3,017)	(11,145)
Depreciation	(25)	(88)	(116)
Non-current deferred tax liabilities	$(639)	$(3,105)	$(11,261)

Schedule of reconciliation between income tax expense computed by applying the PRC tax rate to income before income tax and the income tax expense

	Years ended December 31,
	2010	2011	2012

Tax expenses at statutory tax rate in PRC	$3,498	$5,029	$1,128
Permanent differences	346	551	314
Different tax jurisdictions	(270)	306	3,253
Tax holiday in PRC	(4,853)	(4,788)	(3,102)
Increase in valuation allowance	2,303	861	(437)
Other	910	(241)	54
Income tax expense	$1,934	$1,718	$1,210

Schedule of components of consolidated income before income tax expense as either domestic or foreign

	Years ended December 31,
	2010	2011	2012

Domestic (Cayman Islands)	$(5,274)	$(7,125)	$(22,937)
Foreign (PRC)	24,460	18,873	19,795
Foreign (Others)	(5,195)	8,368	7,654
Income before income tax expense	$13,991	$20,116	$4,512

SHARE-BASED COMPENSATION PLAN (Tables)	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION PLAN
Schedule of assumptions presented in weighted average, used to estimate fair value of each option granted

The fair value of each option granted was estimated on the date of grant by the Group and was determined using the Black-Scholes options-pricing model with the following assumptions, presented in weighted average, for the years ended December 31, 2010, 2011 and 2012 respectively except for the options assumed under the merger and equals with VanceInfo on November 9, 2012:

	2010	2011	2012

Risk-free interest rate	1.90% - 3.04%	1.44% - 2.90%	1.04%
Expected dividend yield	—	—	—
Expected life (years)	5.5 - 6.1	5.5 - 6.1	6.5
Expected volatility	47% - 55%	53%	53%
Exercise price	$4.18 - $19.25	$8.79 - $22.18	7.25
Fair value of the underlying common shares	$5.44 - $19.25	$8.79 - $22.18	7.49

(1)                                 Volatility

The volatility of the underlying common shares during the life of the options was estimated based on average historical volatility of comparable companies for the period before the valuation date with lengths equal to the expected terms of the options.

(2)                                 Risk-free interest rate

Risk free interest rate is estimated based on the yield to maturity of China international government bonds with maturity term close to expected term of the options.

(3)                                 Expected term

As the Group did not have historical share option exercise experience, it estimated the expected term based on a consideration of factors including contractual term, vesting period and empirical study on exercise behavior of employee share option.

(4)                                 Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(5)                                 Exercise price

The exercise price of the options was determined by the Company’s board of directors.

(6)                                 Fair value of underlying common shares

The estimated fair value of the common shares underlying the options as of the respective grant dates was determined based on a retrospective valuation.  When estimating the fair value of the common shares on the grant dates, management has considered a number of factors, including the result of a third-party appraisal and equity transactions of the Group, while taking into account standard valuation methods and the achievement of certain events.  The fair value of the common shares in connection with the option grants on each grant date was determined with the assistance of American Appraisal China Limited, an independent valuer.  After the IPO, the closing market price of the ADS of the Company as of the grant date is used to derive the fair value of the common shares on that date.

The fair value of the options granted under the merger and equals with VanceInfo on November 9, 2012 was estimated with the assistance of an independent third-party appraiser, and was determined using binomial model with the following assumptions:

Expected volatility (1)	52.0% - 66.0%
Risk-free interest rate (2)	0.7% - 1.4%
Expected dividend yield (3)	Nil
Exercise price (4)	$4.58 - $ 11.00
Fair value of the underlying ordinary shares (5)	$7.49

(1)                                 Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on average historical volatility of comparable companies for the period before the valuation date with lengths equal to the life of the options.

(2)                                 Risk-free interest rate

Risk free rate is estimated based on yield to maturity of China international government bonds with maturity term close to the life of the options.

(3)                                 Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the life of the options.

(4)                                 Exercise price

The exercise price of the options was determined by the Group’s board of directors.

(5)                                 Fair value of underlying ordinary shares

The estimated fair value of the ordinary shares underlying the options as of the respective valuation dates was determined based on a contemporaneous valuation.  When estimating the fair value of the ordinary shares on the valuation dates, management has considered a number of factors, including the result of a third party appraisal and equity transactions of the Group, while taking into account standard valuation methods and the achievement of certain events.  The fair value of the ordinary shares in connection with the option grants on the valuation dates was determined with the assistance of an independent third-party appraiser.

Schedule of share-based compensation expenses included in the consolidated statements of operations
	2010	2011	2012

Cost of revenues	$606	$234	$165
General and administrative	3,136	4,906	10,405
Selling and marketing	259	516	494

Total	$4,001	$5,656	$11,064

Share Incentive Plan
SHARE-BASED COMPENSATION PLAN
Schedule of changes in options outstanding

			Weighted	Weighted average
		Weighted	average	intrinsic value
	Number of	average	grant-date	per optionat
	share options	exercise price	fair value	the grant dates

Share options outstanding as of January 1, 2010	3,880,801	$4.18
Granted	1,135,702	$5.58	$3.07	—
Exercised	(301,898)	$3.77
Cancelled	(205,821)	$5.58

Share options outstanding as of December 31, 2010	4,508,784	$4.46
Granted	114,685	$16.74	$8.93	—
Exercised	(1,007,740)	$4.18
Cancelled	(217,539)	$9.76

Share options outstanding as of December 31, 2011	3,398,190	$4.60
Granted	—	—	—	—
Exercised	(401,179)	$4.34
Cancelled	(81,840)	$6.64

Share options outstanding as of December 31, 2012	2,915,171	$4.58

Schedule of information with respect to stock options outstanding by exercise price range

Options outstanding				Options exercisable
	Weighted				Weighted
	average	Weighted			average	Weighted
	remaining	average	Aggregate		remaining	average	Aggregate
Number	contractual life	exercise	intrinsic	Number	contractual life	exercise	intrinsic
outstanding	in years	price	value	exercisable	in years	price	value

2,915,171	5.04	4.58	9,982,749	2,799,911	4.93	4.55	9,717,201

Summary of the status of the Group's options to be vested and changes during the period

		Weighted	Weighted
		-average	-average
		grant	exercise
		date	price
Options to be vested	Share options	fair value	per share

As of January 1, 2010	955,303	$1.39	$5.02
Granted	1,135,702	3.07	5.58
Vested	(523,701)	1.53	4.74
Forfeited	(205,821)	2.65	5.58

As of December 31, 2010	1,361,483	$2.51	$5.58
Granted	114,685	8.93	16.74
Vested	(704,248)	1.67	5.30
Forfeited	(217,539)	4.18	9.76

As of December 31, 2011	554,381	$4.88	$6.56
Granted	—	—	—
Vested	(357,282)	3.01	5.79
Forfeited	(81,840)	9.21	6.64

As of December 31, 2012	115,259	7.63	8.88

Vested and expect to vest as of December 31, 2012	4,676,796		4.45

Summary of information regarding nonvested shares granted

		Weighted
	Number of	average
	nonvested	grant date	Intrinsic
	shares	fair value	value

Outstanding as of January 1, 2010	323,071	$3.91	$1,258,724
Granted	446,949	7.81	3,509,610
Vested	(211,043)	5.02	(1,058,818)
Forfeited	(221,534)	4.04	(902,750)

Outstanding as of December 31, 2010	337,443	$8.37	$2,806,766
Granted	361,256	12.83	4,650,290
Vested	(273,850)	6.83	(1,876,338)
Forfeited	(15,722)	9.07	(143,571)

Outstanding as of December 31, 2011	409,127	$13.25	$5,437,147
Granted	2,719	11.02	29,960
Vested	(156,072)	13.06	(2,038,640)
Forfeited	(28,366)	11.50	(326,168)

Outstanding as of December 31, 2012	227,408	13.57	3,102,299

Nonvested shares vested and expect to vest as of December 31, 2012	1,689,610

2011 Equity Incentive Plan
SHARE-BASED COMPENSATION PLAN
Schedule of changes in options outstanding

			Weighted	Weighted average
		Weighted	average	intrinsic value
	Number of	average	grant-date	per option at
	share options	exercise price	fair value	the grant dates

Granted	34,055	$8.79	$4.32	—
Exercised	—	—
Cancelled	—	—

Share options outstanding as of December 31, 2011	34,055	$8.79

Granted	215,084	$7.25	$3.77	—
Exercised	—	—
Cancelled	—	—

Share options outstanding as of December 31, 2012	249,139	$7.46

Schedule of information with respect to stock options outstanding by exercise price range

Options outstanding				Options exercisable
	Weighted				Weighted
	average	Weighted			average	Weighted
	remaining	average	Aggregate		remaining	average	Aggregate
Number	contractual life	exercise	intrinsic	Number	contractual life	exercise	intrinsic
outstanding	in years	price	value	exercisable	in years	price	value

249,139	8.98	$7.46	147,748	34,055	8.85	8.79	—

Summary of the status of the Group's options to be vested and changes during the period

		Weighted	Weighted
		-average	-average
		grant	exercise
		date	price
Options to be vested	Share options	fair value	per share

Granted	34,055	$4.32	$8.79
Vested	—	—	—
Forfeited	—	—	—

As of December 31, 2011	34,055	$4.32	$8.79

Granted	215,082	$3.77	$7.25
Vested	(34,055)	$4.32	$8.79
Forfeited	2	$3.89	$7.60

As of December 31, 2012	215,084	$3.77	$7.25

Vested and expect to vest as of December 31, 2012	249,139		$7.46

Summary of information regarding nonvested restricted share units

		Weighted
	Number of	average
	nonvested	grant date	Intrinsic
	share units	fair value	value

Granted	1,052,509	$10.04	$10,676,967
Vested	—	—	—
Forfeited	(6,811)	11.16	(76,000)

Outstanding as of December 31, 2011	1,045,698	$10.18	$10,600,967
Granted	3,833,474	$7.83	$30,027,735
Vested	(291,513)	$10.41	(3,034,746)
Forfeited	(120,680)	$10.95	(1,321,957)

Outstanding as of December 31, 2011	4,466,979	$8.13	$36,271,999

Nonvested shares vested and expect to vest as of December 31, 2012	4,758,492

VanceInfo 2005 Stock Option Plan
SHARE-BASED COMPENSATION PLAN
Schedule of changes in options outstanding

			Weighted	Weighted average
		Weighted	average	intrinsic value
	Number of	average	fair value as of	per option as of
	share options	exercise price	November 9, 2012	November 9, 2012

Assumed as of November 9, 2012	1,093,435	$1.90	$1.31	6,118,710
Exercised	(61,340)	$0.78
Cancelled	—	—

Share options outstanding as of December 31, 2012	1,032,095	$1.97

Schedule of information with respect to stock options outstanding by exercise price range

Options outstanding				Options exercisable
	Weighted				Weighted
	average	Weighted			average	Weighted
	remaining	average	Aggregate		remaining	average	Aggregate
Number	contractual life	exercise	intrinsic	Number	contractual life	exercise	intrinsic
outstanding	in years	price	value	exercisable	in years	price	value

1,032,095	3.56	$1.97	6,169,583	1,032,095	3.56	$1.97	6,169,583

Summary of the status of the Group's options to be vested and changes during the period

		Weighted	Weighted
		-average	-average
		grant	exercise
		date	price
Options to be vested	Share options	fair value	per share

Assumed as of November 9, 2012	1,093,435	$1.31	$1.90
Vested	(125)	$1.71	$3.50
Forfeited	—	—	—

As of December 31, 2012	1,093,310	$1.31	$1.90

Vested and expect to vest as of December 31, 2012	1,093,435		$1.90

VanceInfo 2007 Share Incentive Plan
SHARE-BASED COMPENSATION PLAN
Schedule of changes in options outstanding

			Weighted	Weighted average
		Weighted	average	intrinsic value
	Number of	average	fair valur of	per option as of
	share options	exercise price	November 9, 2012	November 9, 2012

Assumed as of November 9, 2012	2,557,084	$7.56	$6.18	1,138,653
Exercised	(25,908)	$5.53
Cancelled	(49,088)	$7.96

Share options outstanding as of December 31, 2012	2,482,088	$7.57

Schedule of information with respect to stock options outstanding by exercise price range

Options outstanding				Options exercisable
	Weighted				Weighted
	average	Weighted			average	Weighted
	remaining	average	Aggregate		remaining	average	Aggregate
Number	contractual life	exercise	intrinsic	Number	contractual life	exercise	intrinsic
outstanding	in years	price	value	exercisable	in years	price	value

2,482,088	3.59	$7.57	1,562,454	896,559	2.47	$6.89	1,165,326

Summary of the status of the Group's options to be vested and changes during the period

		Weighted	Weighted
		-average	-average
		grant	exercise
		date	price
Options to be vested	Share options	fair value	per share

Assumed as of November 9, 2012	2,557,084	$6.18	$7.56
Vested	(81,381)	$3.47	$6.57
Forfeited	(49,088)	$8.35	$7.96

As of December 31, 2012	2,426,615	$6.23	$7.58

Vested and expect to vest as of December 31, 2012	2,507,996		$7.55

Summary of information regarding nonvested restricted share units

		Weighted
	Number of	average
	nonvested	grant date	Intrinsic
	share units	fair value	value

Granted as of November 9, 2012	722,869	$16.56	$11,968,510
Vested	(14,738)	$16.23	(239,145)
Forfeited	(24,157)	$14.13	(341,308)

Outstanding as of December 31, 2011	683,974	$16.65	$11,388,057

Nonvested shares vested and expect to vest as of December 31, 2012	698,712

Performance based share award options and nonvested shares
SHARE-BASED COMPENSATION PLAN
Summary of information regarding nonvested restricted share units

		Weighted
		average
	Number of	grant date	Intrinsic
	share units	fair value	value

Granted	695,430	9.96	6,925,500

Outstanding as of December 31, 2011	695,430	9.96	6,925,500
Granted	1,870,614	7.07	13,064,870
Vested	—	—	—
Forfeited	(71,710)	7.49	(537,049)

Outstanding as of December 31, 2012	2,494,334	$7,86	$19,453,321

Option and nonvested shares vested and expect to vest as of December 31, 2012	2,939,611

NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
NET INCOME PER SHARE
Schedule of reconciliation of the numerators and denominators of the basic and diluted net income per share computations

	Years ended December 31,
	2010	2011	2012

Net income attributable to Pactera Technology International Ltd. shareholders	$12,057	$17,901	$2,590

Net income attributable to Pactera Technology International Ltd. shareholders allocated for computing net income per common share - basic (i):	8,115	17,901	2,590

Net income attributable to Pactera Technology International Ltd. shareholders allocated for computing net income per Series A preferred share - basic (i)	791	—	—

Net income attributable to Pactera Technology International Ltd. shareholders allocated for computing net income per Series A-1 preferred share - basic (i)	500	—	—

Net income attributable to Pactera Technology International Ltd. shareholders allocated for computing net income per Series B preferred share - basic (i)	1,430	—	—

Net income attributable to Pactera Technology International Ltd. shareholders allocated for computing net income per Series C preferred share - basic (i)	1,221	—	—

Net income attributable to Pactera Technology International Ltd. shareholders allocated for computing net income per common share - diluted	$12,057	$17,901	$2,590

Weighted average common shares outstanding used in computing net income per common share - basic (ii)	22,652,703	40,596,429	47,547,307

Weighted average common shares outstanding used in computing net income per common share - diluted (ii)	36,351,493	42,956,291	49,444,160

Net income per common share attributable to Pactera Technology International Ltd. shareholders - basic:	0.36	0.44	0.05

Net income per common share attributable to Pactera Technology International Ltd. shareholders - diluted:	0.33	0.42	0.05

Net income per Series A preferred share - basic	0.36	—	—

Net income per Series A-1 preferred share - basic	0.36	—	—

Net income per Series B preferred share - basic	0.36	—	—

Net income per Series C preferred share - basic	0.36	—	—

Weighted average shares outstanding used in computing net income per Series A preferred share - basic (ii)	2,208,836	—	—

Weighted average shares outstanding used in computing net income per Series A-1 preferred share - basic (ii)	1,395,054	—	—

Weighted average shares outstanding used in computing net income per Series B preferred share - basic (ii)	3,992,795	—	—

Weighted average shares outstanding used in computing net income per Series C preferred share - basic (ii)	3,407,717	—	—

(i)                                     The net income attributable to holders of common shares as of December 31, 2010 was allocated between common shares and preferred shares on pro rata basis based on the dividend participant right.  Each Series A, Series A-1, Series B, and Series C convertible redeemable preferred shares has the same participating right on the undistributed net income as each common share, the allocation was based on the number of common shares and Series A, Series A-1, Series B, and Series C convertible redeemable preferred shares issued.  The undistributed net loss as of December 31, 2008 was allocated to common shares only as preferred shares are not contractually obligated to share the loss.

(ii)                                  The calculation of the weighted average number of common shares for the purpose of diluted net income per share has included the effect of certain securities.  For year 2010, such outstanding securities included an incremental 2,208,836, 1,395,054, 3,992,795 and 3,407,717, common shares resulting from the conversion of the Series A, Series A-1, Series B, and Series C convertible redeemable preferred shares, respectively.

LEASES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
LEASES AND COMMITMENTS
Schedule of Group's assets under capital leases
Furniture, fixtures and electronic equipment	$197
Less: Accumulated amortization	(106)
$91

Summary by years of future minimum lease payments for operating leases and capital commitment
Years ended December 31,

2013	$21,625
2014	6,883
2015	5,258
2016	2,608
2017 and thereafter	1,251

Total minimum lease payments	$37,625

SEGMENT INFORMATION AND REVENUE ANALYSIS (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION AND REVENUE ANALYSIS
Schedule of net revenues and long-lived assets by operating location

	Years ended December 31,
	2010		2011		2012
	Net	Long-lived	Net	Long-lived	Net	Long-lived
	Revenues (1)	assets (2)	Revenues (1)	Assets (2)	Revenues (1)	Assets (2)

Greater China	$48,801	$21,991	$87,264	$37,405	$172,316	$197,559
Japan	39,033	2,076	47,671	1,996	60,137	2,743
United States	33,992	2,987	49,271	19,922	75,306	31,729
Europe	3,773	—	5,110	—	5,996	3,387
Asia South	20,980	7,140	29,673	8,549	45,276	23,984

Total	$146,579	$34,194	$218,989	$67,872	$359,031	$259,402

Note:

(1)                                 Net revenues are presented by operating location of the Group’s customer entities.

(2)                                 Long-lived assets are presented by the operating location of the subsidiaries of the Company.

Schedule of net revenues by service lines
	Years ended December 31,
	2010	2011	2012

ITS	$76,824	$126,105	$214,858
RDS	69,755	92,884	144,173

Total	$146,579	$218,989	$359,031

ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	1 Months Ended
	Jun. 30, 2010 IPO Common Stock	Jun. 30, 2010 IPO ADS	Dec. 31, 2010 Follow-on offering Common Stock	Dec. 31, 2010 Follow-on offering ADS
Public offerings
Number of shares issued	8,717,971	8,717,971	681,091	681,091

ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 2)	1 Months Ended		1 Months Ended		0 Months Ended
	Nov. 30, 2012	Oct. 31, 2012	Nov. 30, 2012 Common Stock	Nov. 30, 2012 American Depositary Share	Nov. 09, 2012 VanceInfo	Nov. 09, 2012 VanceInfo VanceInfo shareholders
ORGANIZATION AND PRINCIPAL ACTIVITIES
Ownership percentage in the combined company					50.00%	50.00%
Share exchange ratio			1	1
Number of ordinary shares represented by each American Depository Share	1	19
Common share consolidation ratio	13.9482

ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 4)	Dec. 31, 2012
Pactera Japan
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
DMK International
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Hisoft Dalian
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
HiSoft Systems Holdings
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
HiSoft Holdings
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
HiSoft Hong Kong
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
HiSoft Shenzhen
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
HiSoft Beijing
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Hisoft Envisage
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
HiSoft Chengdu
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Pactera Singapore
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Wave
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
HiSoft Wuxi
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
AllianceSPEC
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Wuxi Training Centre
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Horizon Information
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
ISL
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
HiSoft Jinxin
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
NouvEON
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
HURO
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Logoscript
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Glory
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Bearing Point
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
HiSoft Shenzhen Information
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
VanceInfo
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
VanceInfo Beijing
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
VanceInfo BVI
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
VanceInfo Japan
Subsidiaries and variable interest entity
Percentage of legal ownership	99.90%
VanceInfo US
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Pactera Hong Kong
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
VanceInfo Shanghai
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
VanceInfo Tianjin
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
VanceInfo Shanghai Creative
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Pactera Malaysia
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
VanceInfo Shenzhen
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
VanceInfo Nanjing
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
TP Teleservices
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
TP Hong Kong
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
TP Consultants
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
TP Taiwan
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
TP Shanghai
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Pactera Financial Service
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
VanceInfo Data
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Beijing Viatt
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Lifewood Technology
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Lifewood Data
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Lifewood Dongguan
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
VanceInfo Australia
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Beijing DPC
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Beijing KPW
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
VanceInfo Singapore
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Pactera Financial Solutions
Subsidiaries and variable interest entity
Percentage of legal ownership	83.50%
Sunwin
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
VanceInfo Airsoft
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
VanceInfo Creative Software
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%
Nanjing Training Center
Subsidiaries and variable interest entity
Percentage of legal ownership	100.00%

ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ORGANIZATION AND PRINCIPAL ACTIVITIES
Net revenues	$ 359,031	$ 218,989	$ 146,579
Haihui Dalian
ORGANIZATION AND PRINCIPAL ACTIVITIES
Net revenues		4
Total assets	312	331
Total liability	$ (642)	$ (630)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Concentration risk
Net revenues	$ 359,031	$ 218,989	$ 146,579
Maximum
Concentration risk
Maturity period of term deposits	1 year
Net revenues | Customers | Client A
Concentration risk
Net revenues		23,928	17,258
Percentage of concentration risk		11.00%	12.00%
Net revenues | Customers | Client B
Concentration risk
Net revenues		$ 17,826	$ 16,534
Percentage of concentration risk		8.00%	11.00%
Accounts receivable | Credit concentration | Client C
Concentration risk
Percentage of concentration risk	31.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2012
Furniture, fixtures and electronic equipment & software | Minimum
Property, plant and equipment, net
Estimated useful lives	3 years
Furniture, fixtures and electronic equipment & software | Maximum
Property, plant and equipment, net
Estimated useful lives	5 years
Transportation equipment
Property, plant and equipment, net
Estimated useful lives	5 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
Dec. 31, 2012
Customer base and customer relationship | Minimum
Intangible assets
Estimated economic lives or weighted-average amortization period	3 years
Customer base and customer relationship | Maximum
Intangible assets
Estimated economic lives or weighted-average amortization period	6 years 9 months 18 days
Non-compete agreement | Minimum
Intangible assets
Estimated economic lives or weighted-average amortization period	1 year
Non-compete agreement | Maximum
Intangible assets
Estimated economic lives or weighted-average amortization period	5 years
Non-compete agreement | 2012 Acquisitions
Intangible assets
Estimated economic lives or weighted-average amortization period	3 years 7 months 28 days
Contract backlog | Minimum
Intangible assets
Estimated economic lives or weighted-average amortization period	6 months
Contract backlog | Maximum
Intangible assets
Estimated economic lives or weighted-average amortization period	2 years 1 month 20 days
Contract backlog | 2012 Acquisitions
Intangible assets
Estimated economic lives or weighted-average amortization period	1 year 8 months 8 days
Trade name
Intangible assets
Estimated economic lives or weighted-average amortization period	1 year
Trade name | 2012 Acquisitions
Intangible assets
Estimated economic lives or weighted-average amortization period	6 years 10 months 6 days
Trademark | Minimum
Intangible assets
Estimated economic lives or weighted-average amortization period	1 year
Trademark | Maximum
Intangible assets
Estimated economic lives or weighted-average amortization period	2 years
Trademark | 2012 Acquisitions
Intangible assets
Estimated economic lives or weighted-average amortization period	2 years
Software technology | Minimum
Intangible assets
Estimated economic lives or weighted-average amortization period	4 years
Software technology | Maximum
Intangible assets
Estimated economic lives or weighted-average amortization period	5 years
Software technology | 2012 Acquisitions
Intangible assets
Estimated economic lives or weighted-average amortization period	4 years 6 months 4 days
Customer relationship | 2012 Acquisitions
Intangible assets
Estimated economic lives or weighted-average amortization period	5 years 9 months 25 days

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue recognition
Net revenues	$ 359,031	$ 218,989	$ 146,579
Business tax
Business tax rate for subsidiaries in PRC (as a percent)	5.00%
Government subsidies
Total government subsidy included in general and administrative expenses and cost of revenue	13,334	2,744	1,553
Foreign currency translation
Foreign currency exchange gain (loss)	1,042	(2,070)	270
Time-and-material
Revenue recognition
Net revenues	282,615	175,115	121,110
Fixed-price
Revenue recognition
Net revenues	$ 76,416	$ 43,874	$ 25,469

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) (Ministry of Finance and the State Administration of Taxation)	12 Months Ended	4 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 VAT Rate one (as a percent)	Dec. 31, 2012 VAT Rate two (as a percent)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Value-added tax rate on product sales and services (as a percent)	17.00%
Value-added tax rate, pilot program (as a percent)		6.00%	3.00%

ACQUISITIONS (Details) (Horizon Information, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended		0 Months Ended
	Dec. 31, 2010	Feb. 01, 2010	Feb. 01, 2010 Customer base	Feb. 01, 2010 Contingent consideration payable based on the actual 2010 and 2011 audited gross profit Maximum
ACQUISITIONS
Ownership interest acquired (as a percent)		100.00%
Purchase price		$ 1,389
Cash consideration paid		545
Fair value of contingent consideration		844
Potential consideration payable				1,400
Net current liabilities assumed:
Current assets		920
Current liabilities		(1,338)
Total		(418)
Intangible assets acquired:
Intangible assets acquired			860
Goodwill		1,076
Deferred tax liability		(129)
Total		1,807
Total consideration		1,389
Estimated useful life
Estimated useful life			5 years 10 months 24 days
Pro forma financial information
Net revenues	146,579
Net income	$ 11,604
Net income per share
Basic (in dollars per share)	$ 0.34
Diluted (in dollars per share)	$ 0.32

ACQUISITIONS (Details 2) (Echo Lane, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended		0 Months Ended
	Dec. 31, 2010	Apr. 01, 2010	Apr. 01, 2010 Customer base
ACQUISITIONS
Ownership interest acquired (as a percent)		100.00%
Purchase price		$ 2,711
Cash consideration paid		1,155
Fair value of contingent consideration		1,556
Net tangible assets:
Current assets		829
Current liabilities		(414)
Total		415
Intangible assets acquired:
Intangible assets acquired			670
Goodwill		1,854
Deferred tax liability		(228)
Total		2,296
Total consideration		2,711
Estimated useful life
Estimated useful life			6 years 9 months 18 days
Pro forma financial information
Net revenues	147,152
Net income	$ 11,878
Net income per share
Basic (in dollars per share)	$ 0.35
Diluted (in dollars per share)	$ 0.33

ACQUISITIONS (Details 3) (ISL, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended		0 Months Ended
	Dec. 31, 2010	Jul. 01, 2010	Jul. 01, 2010 Customer base
ACQUISITIONS
Ownership interest acquired (as a percent)		100.00%
Cash consideration paid		$ 2,174
Net tangible assets:
Current assets		1,068
Current liabilities		(331)
Total		737
Intangible assets acquired:
Intangible assets acquired			380
Goodwill		1,217
Deferred tax liability		(160)
Total		1,437
Total consideration		2,174
Estimated useful life
Estimated useful life			5 years 6 months
Pro forma financial information
Net revenues	149,292
Net income	$ 11,623
Net income per share
Basic (in dollars per share)	$ 0.34
Diluted (in dollars per share)	$ 0.32

ACQUISITIONS (Details 4) (Besure, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2010	Nov. 30, 2010	Oct. 01, 2010	Oct. 01, 2010 Customer base	Oct. 01, 2010 Trade name
ACQUISITIONS
Cash consideration paid		$ 2,500
Fair value of contingent consideration			2,233
Intangible assets acquired:
Intangible assets acquired				460	810
Goodwill			3,463
Total			4,733
Total consideration			4,733
Estimated useful life
Estimated useful life				3 years 3 months	5 years
Pro forma financial information
Net revenues	151,619
Net income	$ 13,533
Net income per share
Basic (in dollars per share)	$ 0.42
Diluted (in dollars per share)	$ 0.37

ACQUISITIONS (Details 5) (Beans, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended		0 Months Ended
	Dec. 31, 2010	Jan. 02, 2011	Jan. 02, 2011 Customer relationship
ACQUISITIONS
Total consideration		$ 2,042
Cash consideration paid		574
Fair value of contingent consideration		1,468
Intangible assets acquired:
Intangible assets acquired			927
Goodwill		1,115
Total		2,042
Total consideration		2,042
Estimated useful life
Estimated useful life			6 years
Pro forma financial information
Net revenues	149,665
Net income	$ 12,106
Net income per share
Basic (in dollars per share)	$ 0.36
Diluted (in dollars per share)	$ 0.33

ACQUISITIONS (Details 6) (Business team of China-based IT service firms, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended				0 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2011	Feb. 01, 2011	Feb. 01, 2011 Contract backlog	Feb. 01, 2011 Customer relationship
ACQUISITIONS
Cash consideration paid			$ 2,500
Intangible assets acquired:
Intangible assets acquired					287	666
Goodwill				1,547
Total consideration				2,500
Estimated useful life
Estimated useful life					10 months 24 days	4 years 10 months 24 days
Pro forma financial information
Net revenues	219,197	149,079
Net income	$ 17,715	$ 9,828
Net income per share
Basic (in dollars per share)	$ 0.44	$ 0.26
Diluted (in dollars per share)	$ 0.41	$ 0.27

ACQUISITIONS (Details 7) (NouvEON, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended			12 Months Ended		0 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jul. 01, 2011	Dec. 31, 2010 Success fee	Jul. 01, 2011 Trademark	Jul. 01, 2011 Customer relationship	Jul. 01, 2011 Backlog
ACQUISITIONS
Ownership interest acquired (as a percent)			100.00%
Purchase price			$ 14,160
Cash consideration paid	6,757
Fair value of contingent consideration			7,403
Net liabilities assumed:
Current assets			830
Current liabilities			(1,879)
Total			(1,049)
Intangible assets acquired:
Intangible assets acquired					2,900	3,300	283
Goodwill			10,930
Deferred tax liability			(2,204)
Total			15,209
Total consideration			14,160
Estimated useful life
Estimated useful life						4 years	1 year
Pro forma financial information
Net revenues	225,390	159,380
Net income	$ 17,260	$ 10,776		$ 450
Net income per share
Basic (in dollars per share)	$ 0.43	$ 0.3
Diluted (in dollars per share)	$ 0.4	$ 0.3

ACQUISITIONS (Details 8) (HURO, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended					0 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Oct. 02, 2011	Oct. 02, 2011 Trade name	Oct. 02, 2011 Customer relationship	Oct. 02, 2011 Contract backlog	Oct. 02, 2011 Non-compete agreement
ACQUISITIONS
Ownership interest acquired (as a percent)				100.00%
Purchase price				$ 7,293
Cash consideration paid			3,282
Fair value of contingent consideration				4,011
Net tangible assets:
Current assets				4,375
Current liabilities				(3,825)
Total				550
Intangible assets acquired:
Intangible assets acquired					1,425	1,339	856	359
Goodwill				3,361
Deferred tax liability				(597)
Total				6,743
Total consideration				7,293
Estimated useful life
Estimated useful life						5 years	1 year	5 years
Pro forma financial information
Net revenues	222,856	151,735
Net income	$ 17,514	$ 11,541
Net income per share
Basic (in dollars per share)	$ 0.43	$ 0.34
Diluted (in dollars per share)	$ 0.41	$ 0.32

ACQUISITIONS (Details 9) (Logoscript, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Feb. 29, 2012	Feb. 29, 2012 Customer relationship
ACQUISITIONS
Ownership interest acquired (as a percent)			100.00%
Purchase price			$ 1,399
Cash consideration paid	1,158
Fair value of cash consideration			241
Net tangible assets:
Assets			1,592
Liabilities			(1,150)
Total			442
Intangible assets acquired:
Intangible assets acquired				233
Goodwill			794
Deferred tax liability			(70)
Total			957
Total consideration			1,399
Estimated useful life
Estimated useful life				3 years
Pro forma information summarizing the results of operations
Net revenues	359,352	222,836
Net income	$ 2,553	$ 17,458
Net income per share
Basic (in dollars per share)	$ 0.05	$ 0.43
Diluted (in dollars per share)	$ 0.05	$ 0.41

ACQUISITIONS (Details 10) (Longhaul, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 31, 2012	Mar. 31, 2012	Mar. 31, 2012 Customer relationship	Mar. 31, 2012 Contract backlog	Mar. 31, 2012 Non-compete agreement
ACQUISITIONS
Purchase price				$ 1,494
Cash consideration paid			772
Fair value of cash consideration				722
Intangible assets acquired:
Intangible assets acquired					190	27	262
Goodwill				1,015
Total				1,494
Total consideration				1,494
Estimated useful life of intangible assets
Estimated useful life					3 years 6 months	3 months	4 years
Pro forma information summarizing the results of operations
Net revenues	359,322	220,733
Net income	$ 2,583	$ 17,858
Net income per share
Basic (in dollars per share)	$ 0.05	$ 0.44
Diluted (in dollars per share)	$ 0.05	$ 0.42

ACQUISITIONS (Details 11) (Glory, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2012 Trade name	Jun. 30, 2012 Customer relationship	Jun. 30, 2012 Contract backlog	Jun. 30, 2012 Non-compete agreement
ACQUISITIONS
Ownership interest acquired (as a percent)			100.00%
Purchase price			$ 6,616
Cash consideration paid	3,061
Fair value of cash consideration			3,555
Net tangible assets:
Current assets			1,465
Current liabilities			(1,879)
Total			(414)
Intangible assets acquired:
Intangible assets acquired				2,149	959	530	225
Goodwill			3,746
Deferred tax liability			(579)
Total			7,030
Total consideration			6,616
Estimated useful life of intangible assets
Estimated useful life					5 years	1 year	5 years
Pro forma information summarizing the results of operations
Net revenues	360,796	223,225
Net income	$ 2,652	$ 18,050
Net income per share
Basic (in dollars per share)	$ 0.06	$ 0.44
Diluted (in dollars per share)	$ 0.05	$ 0.42

ACQUISITIONS (Details 12) (Bearing Point, USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended
	Jul. 31, 2012	Aug. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
ACQUISITIONS
Ownership interest acquired (as a percent)	100.00%
Purchase price	$ 7,465
Cash consideration paid	3,601
Fair value of cash consideration	3,864
Amount of deferred compensation paid and expensed		1,025
Service period	P3Y
Net tangible assets:
Assets	6,729
Liabilities	(5,180)
Total	1,549
Intangible assets acquired:
Goodwill	4,266
Deferred tax liability	(707)
Total	5,916
Total consideration	7,465
Pro forma financial information
Net revenues			368,538	238,002
Net income			2,484	17,690
Net income per share
Basic (in dollars per share)			$ 0.05	$ 0.44
Diluted (in dollars per share)			$ 0.05	$ 0.41
Customer relationship
Intangible assets acquired:
Intangible assets acquired	1,845
Estimated useful life
Estimated useful life	5 years
Trade name
Intangible assets acquired:
Intangible assets acquired	$ 512
Estimated useful life
Estimated useful life	2 years

ACQUISITIONS (Details 13) (Newton, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2012	Aug. 31, 2012 Acquired software	Aug. 31, 2012 Contract backlog	Aug. 31, 2012 Customer relationship
ACQUISITIONS
Ownership interest acquired (as a percent)			100.00%
Purchase price			$ 1,464
Cash consideration paid			1,241
Fair value of cash consideration			223
Net tangible assets:
Assets			936
Liabilities			(465)
Total			471
Intangible assets acquired:
Intangible assets acquired				168	3	434
Goodwill			557
Deferred tax liability			(169)
Total			993
Total consideration			1,464
Estimated useful life
Estimated economic lives				5 years	6 months	5 years
Pro forma financial information
Net revenues	360,319	221,197
Net income	$ 2,313	$ 17,425
Net income per share
Basic (in dollars per share)	$ 0.05	$ 0.43
Diluted (in dollars per share)	$ 0.05	$ 0.41

ACQUISITIONS (Details 14) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 HiSoft Jinxin Contingent Consideration Payable Based on Financial Performance of 2012	Dec. 31, 2012 HiSoft Jinxin Contingent Consideration Payable Based on Financial Performance of 2013	Dec. 31, 2012 HiSoft Jinxin HiSoft Beijing	Oct. 01, 2012 HiSoft Jinxin HiSoft Beijing	Dec. 31, 2010 HiSoft Jinxin Third party individuals	Dec. 31, 2010 HiSoft Jinxin Third party individuals item	Dec. 31, 2010 HiSoft Jinxin HiSoft Beijing
Subsidiaries and variable interest entity
Number of third party individuals						5
Ownership interest acquired (as a percent)				40.00%	40.00%	40.00%	60.00%
Capital injected to incorporate new entity					$ 909		$ 1,364
Total consideration				12,938
Cash consideration paid			1,203
Potential consideration payable	$ 9,278	$ 2,457

ACQUISITIONS (Details 15) (VanceInfo, USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended	2 Months Ended	12 Months Ended
	Nov. 09, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
ACQUISITIONS
Ownership percentage in the combined company	50.00%
Total consideration
Issuance of common shares	42,517
Closing price on transaction date (in dollars per share)	$ 7.49
Total consideration	$ 326,778
Net tangible assets:
Cash	31,717
Term deposits	35,032
Accounts receivable	155,885
Other current assets	13,525
Property, plant and equipment	53,400
Land use right	24,393
Deferred tax assets-non-current	866
Other non-current assets	4,254
Current liabilities	(75,530)
Other non-current liabilities	(6,185)
Total	237,357
Intangible assets acquired:
Goodwill	54,407
Deferred tax liability	(8,966)
Total	89,421
Total consideration	326,778
Pro forma financial information
Net revenues			673,266	502,126
Net income/(loss)			1,807	39,532
Net income/(loss) per share (in dollars per share)
Basic (in dollars per share)			$ 0.02	$ 0.47
Diluted (in dollars per share)			$ 0.02	$ 0.45
Amount of revenue since acquisition date		59,323
Customer relationship
Intangible assets acquired:
Intangible assets acquired	11,540
Customer relationship | Minimum
Estimated useful life
Estimated economic lives	4 years
Customer relationship | Maximum
Estimated useful life
Estimated economic lives	6 years
Trade name
Intangible assets acquired:
Intangible assets acquired	27,840
Trade name | Minimum
Estimated useful life
Estimated economic lives	2 years
Software technology
Intangible assets acquired:
Intangible assets acquired	2,290
Software technology | Minimum
Estimated useful life
Estimated economic lives	4 years
Software technology | Maximum
Estimated useful life
Estimated economic lives	5 years
Contract backlog
Intangible assets acquired:
Intangible assets acquired	910
Estimated useful life
Estimated economic lives	2 years
Non-compete agreement
Intangible assets acquired:
Intangible assets acquired	1,400
Non-compete agreement | Minimum
Estimated useful life
Estimated economic lives	1 year
Non-compete agreement | Maximum
Estimated useful life
Estimated economic lives	4 years
Shares issued in exchange for shares of VanceInfo
Total consideration
Stock consideration	318,451
Shares issued in exchange for fair value of vested VanceInfo stock options and RSU
Total consideration
Stock consideration	$ 8,327
VanceInfo shareholders
ACQUISITIONS
Ownership percentage in the combined company	50.00%

ACQUISITIONS (Details 16) (USD $) In Thousands, unless otherwise specified	12 Months Ended		12 Months Ended
	Dec. 31, 2011 iConnect Business	Apr. 01, 2011 iConnect Business	Dec. 31, 2012 Shanghai Yuetong Business	Apr. 01, 2011 Shanghai Yuetong Business	Jun. 01, 2011 Ascent Business	Jun. 01, 2011 Ascent Business Contingent consideration payable based on financial performance from July 2013 to June 2014 Maximum
ACQUISITIONS
Cash consideration paid		$ 400		$ 600	$ 245
Potential consideration payable						227
Contingent consideration paid	$ 306		$ 459

RESTRICTED CASH (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
RESTRICTED CASH
Balance of restricted cash	$ 6,112	$ 1,222
Deposit of forward foreign currency exchange transactions
RESTRICTED CASH
Balance of restricted cash	808	825
Deposit of Letter of Guarantee for a project
RESTRICTED CASH
Balance of restricted cash	648	397
Bank letter of guarantee for facility rentals in Singapore
RESTRICTED CASH
Balance of restricted cash	210
Deposits of bank bills
RESTRICTED CASH
Balance of restricted cash	2,812
Pledged deposit for short-term bank loan
RESTRICTED CASH
Balance of restricted cash	1,605
Deposits to secure commercial card issued by bank
RESTRICTED CASH
Balance of restricted cash	$ 29

SHORT-TERM INVESTMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
SHORT-TERM INVESTMENT
Held-to-maturity securities carried at amortized cost	$ 1,765

ACCOUNTS RECEIVABLE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ACCOUNTS RECEIVABLE
Billed receivable	$ 106,882	$ 43,143
Unbilled receivable	140,197	22,272
Accounts receivable, gross	247,079	65,415
Less: Allowance for doubtful accounts	16,386	4,002	3,698
Accounts receivable, net	230,693	61,413
Activities in the allowance for doubtful accounts
Balance at the beginning of the year	4,002	3,698	220
Acquired as a result of merger with VanceInfo	10,197
Allowance for doubtful accounts	5,153	477	3,597
Write off	(2,751)	(388)	(126)
Foreign currency translation adjustments	(215)	215	7
Balance at the end of the year	$ 16,386	$ 4,002	$ 3,698

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepayment for building and property	$ 13,283
Prepaid rent and other prepaid expenses	8,038	1,787
Advances to suppliers	2,449	797
Other current assets	1,664	1,061
Deposits	1,213	357
Advances to employees	1,055	759
Accrued interests receivable	793	801
Loan receivable		950
Total	$ 28,495	$ 6,512
Prepayment for building and property balances as a percentage of the total puchase consideration	60.00%

PROPERTY, PLANT AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	$ 111,878	$ 25,505
Less: Accumulated depreciation	44,271	11,731
Property, plant and equipment, net	67,607	13,774
Depreciation expenses	6,850	4,400	2,918
Construction in progress
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	36,797
Furniture, fixtures and electronic equipment & software
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	47,591	18,096
Transportation equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	2,281	146
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	$ 25,209	$ 7,263

GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	2 Months Ended	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2012	Dec. 31, 2011 item	Dec. 31, 2010
Changes in carrying amount of goodwill
Balance at the beginning of the period		$ 37,348	$ 18,631
Goodwill acquired in business acquisitions		64,785	18,112
Foreign currency translation adjustments		526	605
Balance at the end of the period	102,659	102,659	37,348	18,631
Number of reporting units	2		1
Period of financial forecast for cash flow projection		5 years
GOODWILL
Impairment charges related to goodwill		$ 0	$ 0	$ 0
Former Hisoft
GOODWILL
Discount rate (as a percentage)		16.00%
Terminal value growth rate (as a percentage)		3.00%
VanceInfo
GOODWILL
Discount rate (as a percentage)		16.00%
Terminal value growth rate (as a percentage)		3.00%

INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INTANGIBLE ASSETS
Balance at the beginning of the period	$ 15,198	$ 4,461
Acquisition	51,518	13,292
Amortization	(6,058)	(2,677)	(875)
Impairment	(5,515)
Foreign currency translation adjustments	160	122
Balance at the end of the period	55,303	15,198	4,461
Gross carrying amount	64,503	18,500
Accumulated amortization	9,200	3,302
Expected amortization expense
2013	10,431
2014	8,666
2015	6,824
2016	5,414
2017 and thereafter	7,866
Contract backlog
INTANGIBLE ASSETS
Balance at the beginning of the period	790	49
Acquisition	1,470	1,425
Amortization	(1,611)	(696)
Foreign currency translation adjustments	3	12
Balance at the end of the period	652	790
Gross carrying amount	3,143	1,673
Accumulated amortization	2,491	883
Customer base and customer relationship
INTANGIBLE ASSETS
Balance at the beginning of the period	8,964	3,630
Acquisition	15,200	7,040
Amortization	(3,400)	(1,778)
Foreign currency translation adjustments	54	72
Balance at the end of the period	20,818	8,964
Gross carrying amount	26,390	11,190
Accumulated amortization	5,572	2,226
Trade name
INTANGIBLE ASSETS
Balance at the beginning of the period	2,073	782
Acquisition	29,989	1,425
Amortization	(428)	(168)
Impairment	(2,836)
Foreign currency translation adjustments	84	34
Balance at the end of the period	28,882	2,073
Gross carrying amount	29,388	2,235
Accumulated amortization	506	162
Trademark
INTANGIBLE ASSETS
Balance at the beginning of the period	3,026
Acquisition	513	3,043
Amortization	(157)	(17)
Impairment	(2,679)
Foreign currency translation adjustments	9
Balance at the end of the period	712	3,026
Gross carrying amount	877	3,043
Accumulated amortization	165	17
Non-compete agreement
INTANGIBLE ASSETS
Balance at the beginning of the period	345
Acquisition	1,887	359
Amortization	(225)	(18)
Foreign currency translation adjustments	10	4
Balance at the end of the period	2,017	345
Gross carrying amount	2,246	359
Accumulated amortization	229	14
Software technology
INTANGIBLE ASSETS
Acquisition	2,459
Amortization	(237)
Balance at the end of the period	2,222
Gross carrying amount	2,459
Accumulated amortization	237
Trademarks and trade names | VanceInfo
INTANGIBLE ASSETS
Impairment	$ (5,515)

LONG-TERM INVESTMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Nov. 09, 2012 Beijing Sunwin VanceInfo	Nov. 09, 2012 Beijing Yunxiang Weiye Information Technology Co., Ltd Beijing Sunwin
Equity method investment
Equity interest owned (as a percent)		100.00%	50.00%
Earnings generated from the equity method investments	$ 23

LAND USE RIGHTS (Details) (Land use rights, VanceInfo, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 item
Land use rights | VanceInfo
LAND USE RIGHTS
Number of pieces of land obtained		2
Amortization expense	$ 71

ACCRUED EXPENSES AND OTHER PAYABLES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER PAYABLES
Employee payroll and welfare payables	$ 55,240	$ 16,815
Contingent acquisition consideration payable	31,519	10,366
Accrued merger related cost	12,290
Accrued other operating expenses	6,074	1,946
Advance from customers	7,662	3,111
Subcontractors fees	7,507	3,043
Other payable	6,922	1,559
Accrued professional fees	2,136	1,670
Accrued rental expenses	2,815	801
Accrued travel expenses	2,262	1,124
Amount due to a related party	136
Total	$ 134,563	$ 40,435

FAIR VALUE (Details) (Recurring basis, Level 2 inputs, Foreign currency forward contracts, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Recurring basis | Level 2 inputs | Foreign currency forward contracts
FAIR VALUE.
Fair value of foreign currency forward contracts recorded in other receivable	$ 8	$ 26

FAIR VALUE (Details 2) (Foreign currency forward contracts)	Dec. 31, 2011 Japanese Yen (¥) USD ($)	Dec. 31, 2011 Japanese Yen (¥) JPY (¥)	Dec. 31, 2012 U.S. dollar USD ($)	Dec. 31, 2011 U.S. dollar USD ($)
Fair Value
Notional contract amount	$ 1,927,000	¥ 150,000,000	$ 1,800,000	$ 5,480,000

FAIR VALUE (Details 3) (Recurring basis, Contingent consideration, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Fair value measurement of contingent consideration
Estimated contingent consideration payments, low end of range	32
Estimated contingent consideration payments, high end of range	12,025
Minimum
Fair value measurement of contingent consideration
Discount rate (as a percentage)	1.55%
Timing of cash flows	3 months
Maximum
Fair value measurement of contingent consideration
Discount rate (as a percentage)	11.70%
Timing of cash flows	2 years 3 months 29 days

FAIR VALUE (Details 4) (Contingent consideration, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Contingent consideration
Movement in contingent consideration
Balance at the beginning of the period	$ 18,552	$ 8,444
Assumed from the merger with VanceInfo	16,775
Increase in contingent consideration as a result of business acquisitions	20,355	28,065
Less: Payments made during the period	(3,047)	(19,883)
Settlement of contingent consideration	(918)
Add: Changes in fair values	(659)	1,824
Foreign currency translation adjustments	361	102
Balance at the end of the period	$ 51,419	$ 18,552

FAIR VALUE (Details 5) (Recurring basis, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total
Assets and liabilities measured at fair value on a nonrecurring basis
Contingent consideration	$ (51,419)	$ (18,552)
Foreign currency forward contracts	8	26
Total	(51,411)	(18,526)
Other Observable Inputs (Level 2)
Assets and liabilities measured at fair value on a nonrecurring basis
Foreign currency forward contracts	8	26
Total	8	26
Significant Unobservable Inputs (Level 3)
Assets and liabilities measured at fair value on a nonrecurring basis
Contingent consideration	(51,419)	(18,552)
Total	$ (51,419)	$ (18,552)

FAIR VALUE (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Fair value measurements of the intangible assets
Impairment loss	$ 5,515
Nonrecurring basis | Intangible assets
Fair value measurements of the intangible assets
Discount rate (as a percentage)	16.00%
Nonrecurring basis | Intangible assets | Minimum
Fair value measurements of the intangible assets
Estimated net revenues	1,400
Royalty savings (as a percent)	2.00%
Timing of cash flows	1 year
Nonrecurring basis | Intangible assets | Maximum
Fair value measurements of the intangible assets
Estimated net revenues	30,316
Royalty savings (as a percent)	4.00%
Timing of cash flows	2 years
VanceInfo
Fair value measurements of the intangible assets
Discount rate (as a percentage)	16.00%
Tradenames and trademarks | VanceInfo
Fair value measurements of the intangible assets
Impairment loss	5,515
Tradenames and trademarks | VanceInfo | Nonrecurring basis
Fair value measurements of the intangible assets
Impairment loss	$ 5,515

INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended												6 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 PRC and Hong Kong	Dec. 31, 2011 PRC and Hong Kong	Dec. 31, 2010 PRC and Hong Kong	Dec. 31, 2012 PRC	Dec. 31, 2011 PRC	Dec. 31, 2010 PRC	Dec. 31, 2009 PRC	Dec. 31, 2008 PRC	Dec. 31, 2012 PRC The new HNTE	Dec. 31, 2010 PRC Advanced technology service enterprises	Dec. 31, 2012 PRC Advanced technology service enterprises	Dec. 31, 2011 PRC Advanced technology service enterprises	Dec. 31, 2013 PRC Advanced technology service enterprises Future	Dec. 31, 2012 PRC Software Enterprise	Dec. 31, 2012 PRC Key software enterprise	Dec. 31, 2009 PRC HiSoft Shenzhen	Dec. 31, 2008 PRC HiSoft Shenzhen	Dec. 31, 2012 PRC HiSoft Shenzhen Advanced technology service enterprises	Dec. 31, 2011 PRC HiSoft Shenzhen Advanced technology service enterprises	Dec. 31, 2010 PRC HiSoft Shenzhen Advanced technology service enterprises	Dec. 31, 2013 PRC HiSoft Shenzhen Advanced technology service enterprises Future	Dec. 31, 2012 PRC Hisoft Dalian	Dec. 31, 2011 PRC Hisoft Dalian	Dec. 31, 2010 PRC Hisoft Dalian	Dec. 31, 2009 PRC Hisoft Dalian	Dec. 31, 2008 PRC Hisoft Dalian	Dec. 31, 2013 PRC Hisoft Dalian Future	Dec. 31, 2012 PRC Hisoft Dalian Key software enterprise	Dec. 31, 2012 PRC Hisoft Dalian Key software enterprise If certificate obtained before May 31 2013	Dec. 31, 2011 PRC Hisoft Dalian Key software enterprise If certificate obtained before May 31 2013	Dec. 31, 2012 PRC HiSoft Chengdu	Dec. 31, 2011 PRC HiSoft Chengdu	Dec. 31, 2010 PRC HiSoft Chengdu	Dec. 31, 2009 PRC HiSoft Chengdu	Dec. 31, 2008 PRC HiSoft Chengdu	Dec. 31, 2013 PRC HiSoft Chengdu Future	Dec. 31, 2012 PRC HiSoft Beijing	Dec. 31, 2011 PRC HiSoft Beijing	Dec. 31, 2010 PRC HiSoft Beijing	Dec. 31, 2009 PRC HiSoft Beijing	Dec. 31, 2008 PRC HiSoft Beijing	Dec. 31, 2013 PRC HiSoft Beijing Future	Dec. 31, 2012 PRC HiSoft Wuxi Software Enterprise	Dec. 31, 2011 PRC HiSoft Wuxi Software Enterprise	Dec. 31, 2010 PRC HiSoft Wuxi Software Enterprise	Dec. 31, 2014 PRC HiSoft Wuxi Software Enterprise Future	Dec. 31, 2013 PRC HiSoft Wuxi Software Enterprise Future	Dec. 31, 2012 PRC HURO	Dec. 31, 2011 PRC HURO	Dec. 31, 2013 PRC HURO Future	Dec. 31, 2012 PRC HiSoft Jinxin	Dec. 31, 2013 PRC HiSoft Jinxin Future	Dec. 31, 2012 PRC Glory	Dec. 31, 2011 PRC Glory	Dec. 31, 2013 PRC Glory Future	Dec. 31, 2012 PRC VanceInfo Beijing The new HNTE	Dec. 31, 2011 PRC VanceInfo Beijing The new HNTE	Dec. 31, 2010 PRC VanceInfo Beijing The new HNTE	Dec. 31, 2009 PRC VanceInfo Beijing The new HNTE	Dec. 31, 2008 PRC VanceInfo Beijing The new HNTE	Dec. 31, 2013 PRC VanceInfo Beijing The new HNTE Future	Dec. 31, 2012 PRC VanceInfo Beijing Key software enterprise	Dec. 31, 2012 PRC VanceInfo Beijing Key software enterprise If certificate obtained before May 31 2013	Dec. 31, 2011 PRC VanceInfo Beijing Key software enterprise If certificate obtained before May 31 2013	Dec. 31, 2012 PRC VanceInfo Nanjing Software Enterprise	Dec. 31, 2011 PRC VanceInfo Nanjing Software Enterprise	Dec. 31, 2010 PRC VanceInfo Nanjing Software Enterprise	Dec. 31, 2009 PRC VanceInfo Nanjing Software Enterprise	Dec. 31, 2013 PRC VanceInfo Nanjing Software Enterprise Future	Dec. 31, 2012 PRC VanceInfo Shenzhen	Dec. 31, 2011 PRC VanceInfo Shenzhen	Dec. 31, 2010 PRC VanceInfo Shenzhen	Dec. 31, 2014 PRC VanceInfo Shenzhen Future	Dec. 31, 2013 PRC VanceInfo Shenzhen Future	Dec. 31, 2012 PRC Beijing DPC	Dec. 31, 2011 PRC Beijing DPC	Dec. 31, 2013 PRC Beijing DPC Future	Dec. 31, 2009 PRC VanceInfo Shanghai	Dec. 31, 2013 PRC VanceInfo Shanghai Future	Dec. 31, 2012 PRC VanceInfo Shanghai Advanced technology service enterprises	Dec. 31, 2011 PRC VanceInfo Shanghai Advanced technology service enterprises	Dec. 31, 2010 PRC VanceInfo Shanghai Advanced technology service enterprises	Dec. 31, 2012 PRC VanceInfo Shanghai Key software enterprise	Dec. 31, 2012 PRC VanceInfo Shanghai Key software enterprise If certificate obtained before May 31 2013	Dec. 31, 2011 PRC VanceInfo Shanghai Key software enterprise If certificate obtained before May 31 2013	Dec. 31, 2012 Hong Kong HiSoft Hong Kong	Dec. 31, 2011 Hong Kong HiSoft Hong Kong	Dec. 31, 2010 Hong Kong HiSoft Hong Kong	Dec. 31, 2009 Hong Kong HiSoft Hong Kong	Dec. 31, 2008 Hong Kong HiSoft Hong Kong	Dec. 31, 2007 Hong Kong HiSoft Hong Kong	Dec. 31, 2012 Hong Kong TP HK	Dec. 31, 2011 Hong Kong TP HK	Dec. 31, 2010 Hong Kong TP HK	Dec. 31, 2009 Hong Kong TP HK	Dec. 31, 2008 Hong Kong TP HK	Dec. 31, 2012 Hong Kong TP Teleservices	Dec. 31, 2011 Hong Kong TP Teleservices	Dec. 31, 2010 Hong Kong TP Teleservices	Dec. 31, 2009 Hong Kong TP Teleservices	Dec. 31, 2008 Hong Kong TP Teleservices	Dec. 31, 2012 Hong Kong TP Taiwan	Dec. 31, 2011 Hong Kong TP Taiwan	Dec. 31, 2010 Hong Kong TP Taiwan	Dec. 31, 2009 Hong Kong TP Taiwan	Dec. 31, 2008 Hong Kong TP Taiwan	Dec. 31, 2012 Hong Kong TP Consultants	Dec. 31, 2011 Hong Kong TP Consultants	Dec. 31, 2010 Hong Kong TP Consultants	Dec. 31, 2009 Hong Kong TP Consultants	Dec. 31, 2008 Hong Kong TP Consultants	Dec. 31, 2012 Hong Kong Pactera Hong Kong	Dec. 31, 2011 Hong Kong Pactera Hong Kong	Dec. 31, 2010 Hong Kong Pactera Hong Kong	Dec. 31, 2009 Hong Kong Pactera Hong Kong	Dec. 31, 2008 Hong Kong Pactera Hong Kong	Dec. 31, 2007 Hong Kong Pactera Hong Kong	Dec. 31, 2012 Hong Kong LW Techonology	Dec. 31, 2012 Hong Kong Lifewood Data	Dec. 31, 2012 Hong Kong Pactera Financial Service	Dec. 31, 2012 Japan	Dec. 31, 2011 Japan	Dec. 31, 2010 Japan	Dec. 31, 2012 Japan Pactera Japan	Dec. 31, 2012 Japan ISL	Dec. 31, 2012 Japan Newton	Dec. 31, 2012 Japan VanceInfo Japan	Dec. 31, 2012 U.S	Dec. 31, 2011 U.S	Dec. 31, 2010 U.S	Dec. 31, 2012 U.S Minimum	Dec. 31, 2012 U.S Maximum	Dec. 31, 2012 U.S DMK International	Dec. 31, 2012 U.S Hisoft Envisage	Dec. 31, 2012 U.S Wave	Dec. 31, 2012 U.S Echo Lane	Dec. 31, 2012 U.S NouvEON	Dec. 31, 2012 U.S Pactera USA	Dec. 31, 2012 Singapore	Dec. 31, 2011 Singapore	Dec. 31, 2010 Singapore	Dec. 31, 2012 Singapore Pactera Singapore	Dec. 31, 2012 Singapore AllianceSPEC	Dec. 31, 2012 Singapore VanceInfo Singapore	Dec. 31, 2012 Australia	Dec. 31, 2012 Australia Bearing Point	Dec. 31, 2012 Australia VanceInfo Australia	Dec. 31, 2011 Australia VanceInfo Australia	Dec. 31, 2010 Australia VanceInfo Australia	Dec. 31, 2012 Malaysia Pactera Malaysia	Dec. 31, 2012 Europe	Dec. 31, 2012 Spain Logoscript
Current and deferred components of income tax expense
Current tax expense	$ 6,107	$ 2,382	$ 2,337	$ 5,295	$ 968	$ 1,725																																																																																																																						$ 41	$ 78	$ 136					$ 10	$ 330	$ 102									$ 670	$ 1,006	$ 374				$ 91
Deferred tax expense (benefit)	(4,897)	(664)	(403)	(2,070)	(881)	34																																																																																																																						(102)	(42)	266					(2,486)	241	(646)									(81)	18	(57)				(155)						(3)
Income tax expense	1,210	1,718	1,934
Income tax rate (as a percent)							25.00%	25.00%	25.00%	25.00%	25.00%																																																																														16.50%	16.50%	16.50%	16.50%	16.50%	17.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	17.50%	16.50%	16.50%	16.50%				42.00%	42.00%	42.00%	18.00%				15.00%	39.00%										17.00%	17.00%	17.00%		30.00%	30.00%	30.00%	30.00%	25.00%		30.00%
State income taxes (as a percent)																																																																																																																																								6.00%	8.84%	1.00%	8.84%	6.90%	8.84%
Preferential tax rate (as a percent)												15.00%	15.00%	15.00%	15.00%	15.00%		10.00%	20.00%	18.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	12.50%	12.50%	15.00%	15.00%	10.00%	10.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	7.50%	7.50%	0.00%	15.00%	12.50%	0.00%	0.00%		12.50%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	7.50%	7.50%	7.50%	15.00%	15.00%	10.00%	10.00%	12.50%	12.50%	0.00%	0.00%	12.50%	12.50%	0.00%	0.00%	12.50%	12.50%	15.00%	15.00%	15.00%	10.00%	15.00%	15.00%	15.00%	15.00%	15.00%	10.00%	10.00%
Term of income tax holiday												3 years					2 years																															2 years															3 years
HNTE status additional period available on re-application												3 years
Preferential tax partial exemption period																	3 years																															3 years															3 years								3 years				3 years
Percentage of tax deduction																																														50.00%			50.00%	50.00%											50.00%	50.00%	50.00%					50.00%	50.00%			50.00%	50.00%			50.00%	50.00%
Deferred tax assets
Gross	16,829	5,949	4,946
Less: Valuation allowance	(4,596)	(5,033)	(4,172)
Total net deferred tax assets	12,233	916	774
Deferred tax assets - current:
Allowance for doubtful accounts	2,742	1,954	1,667
Accrued expenses	6,217	131	286
Total deferred taxes assets - current	8,959	2,085	1,953
Less: Valuation allowance	(19)	(1,462)	(1,667)
Net deferred tax assets - current, net	8,940	623	286
Deferred tax assets - non-current:
Net operating losses	6,975	3,811	2,913
Depreciation	895	53	80
Total deferred taxes assets - non-current	7,870	3,864	2,993
Less: Valuation allowance	(4,577)	(3,571)	(2,505)
Net deferred tax assets - non-current, net	3,293	293	488
Current deferred tax liabilities:
Depreciation		(8)	(13)
Unbilled account receivables	(411)
Current deferred tax liabilities	(411)	(8)	(13)
Non-current deferred tax liabilities:
Intangible assets	(11,145)	(3,017)	(614)
Depreciation	(116)	(88)	(25)
Non-current deferred tax liabilities	$ (11,261)	$ (3,105)	$ (639)

INCOME TAXES (Details 2) (PRC, Subsidiaries and VIEs, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
PRC | Subsidiaries and VIEs
Operating loss carry forwards
Net operating loss carry forwards	$ 5,313	$ 2,907

INCOME TAXES (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended				72 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2007	Dec. 31, 2012	Jan. 02, 2007	Dec. 31, 2012 Cayman Islands	Dec. 31, 2011 Cayman Islands	Dec. 31, 2010 Cayman Islands	Dec. 31, 2012 PRC	Dec. 31, 2011 PRC	Dec. 31, 2010 PRC	Dec. 31, 2009 PRC	Dec. 31, 2008 PRC	Dec. 31, 2012 Others	Dec. 31, 2011 Others	Dec. 31, 2010 Others
Income tax expense reconciliation
Tax expenses at statutory tax rate in PRC	$ 1,128	$ 5,029	$ 3,498
Permanent differences	314	551	346
Different tax jurisdictions	3,253	306	(270)
Tax holiday in PRC	(3,102)	(4,788)	(4,853)
Increase in valuation allowance	(437)	861	2,303
Other	54	(241)	910
Income tax expense	1,210	1,718	1,934
Income tax holiday
Increase in income tax expenses without the tax holidays	3,102	4,788	4,853
Impact of tax holiday on basic net income per ordinary share (in dollars per share)	$ 0.07	$ 0.12	$ 0.21
Impact of tax holiday on diluted net income per ordinary share (in dollars per share)	$ 0.06	$ 0.11	$ 0.13
Components of consolidated income before income tax expense
Domestic (Cayman Islands)							(22,937)	(7,125)	(5,274)
Foreign										19,795	18,873	24,460			7,654	8,368	(5,195)
Income before income tax expense and earnings in equity method investment	4,512	20,116	13,991
Tax expense additional information
Liability for unrecognized tax benefits	969	969			969	969
Expense related to interest and penalties				84
Change in unrecognized tax benefits					0
Income tax rate if deemed as resident PRC										25.00%	25.00%	25.00%	25.00%	25.00%
Withholding tax for PRC subsidiaries (as a percent)										10.00%
Minimum percentage of equity interest in FIE considered for reduction in withholding income tax rate										25.00%
Withholding tax rate in case of subsidiary 25% or more directly owned by the resident in Hong Kong										5.00%
Withholding tax rate for the Company's subsidiary not considered to be beneficial owner of any such dividends										10.00%
Aggregate undistributed earnings of the company's subsidiaries located in the PRC										179,601	79,611	44,241
Provision for dividend withholding taxes										$ 0	$ 0	$ 0

CONVERTIBLE REDEEMABLE PREFERRED SHARES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	70 Months Ended	1 Months Ended		0 Months Ended					0 Months Ended		0 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	39 Months Ended			1 Months Ended	0 Months Ended	12 Months Ended	34 Months Ended	1 Months Ended
	Dec. 31, 2010 Common shares	Jun. 30, 2010 Series A and Series A-1 preferred shares	Jun. 30, 2010 Series A and Series A-1 preferred shares Common shares	Aug. 19, 2004 Series A and Series A-1 preferred shares Warrants	Oct. 18, 2004 Series A preferred shares	Aug. 19, 2004 Series A preferred shares	Aug. 02, 2007 Series A preferred shares	Oct. 18, 2004 Series A preferred shares Fair Value	Aug. 19, 2004 Series A preferred shares Fair Value	Aug. 02, 2007 Series A preferred shares Warrants	Aug. 17, 2007 Series A-1 preferred shares	Aug. 17, 2007 Series A-1 preferred shares Warrants	Dec. 31, 2007 Series A-1 preferred shares Warrants	Oct. 18, 2004 Series A-1 preferred shares Warrants	Dec. 30, 2006 Series B preferred shares	Dec. 31, 2007 Series B preferred shares	Jun. 30, 2010 Series B preferred shares	Apr. 30, 2007 Series B preferred shares	Jun. 30, 2006 Series B preferred shares	Jun. 30, 2010 Series B preferred shares Common shares	Aug. 17, 2007 Series C preferred shares	Dec. 31, 2007 Series C preferred shares	Jun. 30, 2010 Series C preferred shares	Jun. 30, 2010 Series C preferred shares Common shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Issuance of preferred shares and warrants				2,437,591	1,075,408	2,867,754	143,388				2,580,978			286,775				4,817,826	3,211,884		4,236,454
Cash proceeds received from issuance of preferred shares					$ 3,000	$ 8,000									$ 11,200						$ 32,500
Issuance price per preferred share (in dollars per share)					$ 2.79	$ 2.79													$ 3.49		$ 7.67
Fair value of warrants, date of issuance				1,109										111
Fair value of preferred stock, date of issuance								2,889	6,891
Number of warrants exercised (in shares)										143,388		2,580,978
Proceeds from exercise of warrants										100		9,000
Preferred shares committed to be subscribed															4,817,826
Redemption price after December 31, 2010, expressed as a percentage of original issuance price		110.00%															110.00%						110.00%
Deemed dividends on preferred shares													$ 385			$ 1,865						$ 3,512
Number of common shares issued upon conversion of convertible preferred shares	22,130,399		7,247,602																	8,029,710				6,853,087

COMMON SHARES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended				1 Months Ended				12 Months Ended			1 Months Ended				12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2012	Oct. 31, 2012	Dec. 31, 2012 Common Stock China Contribution Plan	Dec. 31, 2011 Common Stock China Contribution Plan	Dec. 31, 2010 Common Stock China Contribution Plan	Dec. 31, 2010 Common Stock Share Incentive Plan	Feb. 29, 2008 Common Stock HiSoft Holdings	Jun. 30, 2007 Common Stock HiSoft Holdings	Feb. 29, 2008 Common Stock HiSoft Holdings Fair Value	Jun. 30, 2007 Common Stock HiSoft Holdings Fair Value	Dec. 31, 2010 Founders of the Group Common Stock	Dec. 31, 2004 Founders of the Group Common Stock	Dec. 31, 2010 IPO	Jun. 30, 2010 IPO Common Stock	Jun. 30, 2010 IPO Common Stock Certain selling shareholders	Jun. 30, 2010 IPO ADS	Jun. 30, 2010 IPO ADS Certain selling shareholders	Dec. 31, 2010 Follow-on offering	Dec. 31, 2010 Follow-on offering Common Stock	Dec. 31, 2010 Follow-on offering ADS
Common Shares
Number of shares issued															4,642,176		8,717,971	1,362,183	8,717,971	1,362,183		681,091	681,091
Par value of common stock issued (in dollars per share)	$ 0.00139482	$ 0.00139482													$ 0.00139482
Cash received from share subscription receivables			$ 1											$ 1
Subscription receivable														1
Number of common shares issued to Tianhai										286,469	1,114,983
Fair value of common shares issued to Tianhai (in dollars per share)												$ 3.92	$ 1.81
Number of ordinary shares represented by each American Depository Share				1	19														1
Proceeds from sale of stock, net of offering costs																			62,332				12,298
Issuance costs upon initial public offering																$ 8,633			$ 10,284		$ 9		$ 702
Conversion of preferred shares upon initial public offering (in shares)																	22,130,399
Number of common shares that were issued in connection with the exercise of option and vesting of nonvested shares previously granted									226,256
Issuance of common shares for share-based compensation	2,150,814	1,075,406				2,150,814	1,075,406	2,070,467

SHARE-BASED COMPENSATION PLAN (Details) (USD $)	12 Months Ended										12 Months Ended				12 Months Ended				0 Months Ended	12 Months Ended	0 Months Ended			12 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2012 Stock options	Dec. 31, 2012 Stock options Minimum	Dec. 31, 2012 Stock options Maximum	Dec. 31, 2009 Share Incentive Plan	Dec. 31, 2008 Share Incentive Plan	Dec. 31, 2007 Share Incentive Plan	Dec. 31, 2006 Share Incentive Plan	Dec. 31, 2012 Share Incentive Plan	Jul. 01, 2011 Share Incentive Plan	Jan. 01, 2005 Share Incentive Plan	Dec. 31, 2012 Share Incentive Plan Stock options	Dec. 31, 2011 Share Incentive Plan Stock options	Dec. 31, 2010 Share Incentive Plan Stock options	Mar. 31, 2010 Special option plan	Dec. 31, 2012 2011 Equity Incentive Plan	Dec. 31, 2012 2011 Equity Incentive Plan Stock options	Dec. 31, 2011 2011 Equity Incentive Plan Stock options	Jul. 03, 2011 Amended 2011 Equity Incentive Plan	Nov. 09, 2012 VanceInfo 2005 Stock Option Plan	Dec. 31, 2012 VanceInfo 2005 Stock Option Plan	Nov. 09, 2012 VanceInfo 2005 Stock Option Plan Minimum	Nov. 09, 2012 VanceInfo 2005 Stock Option Plan Maximum	Nov. 09, 2012 VanceInfo 2005 Stock Option Plan Stock options	Dec. 31, 2012 VanceInfo 2005 Stock Option Plan Stock options	Nov. 09, 2012 VanceInfo 2007 Share Incentive Plan	Dec. 31, 2012 VanceInfo 2007 Share Incentive Plan	Nov. 09, 2012 VanceInfo 2007 Share Incentive Plan Maximum	Nov. 09, 2012 VanceInfo 2007 Share Incentive Plan Stock options	Dec. 31, 2012 VanceInfo 2007 Share Incentive Plan Stock options
SHARE-BASED COMPENSATION PLAN
Approved number of shares may be issued								8,048,874	1,290,489	734,862				716,938				8,048,874	1,867,500						1,100,000
Number of additional shares approved for grant				716,938	290,213	1,111,254	3,039,819
Annual increase to authorized shares (as a percent)																											3.00%
Number of options and nonvested shares granted to employees															5,007,630					1,093,435						2,507,996
Shares exercisable after expiration term																0								0
Expiration term of options from date of grant	10 years																		10 years						10 years
Percentage of awards vesting on first anniversary under alternative one	50.00%																		25.00%						25.00%
Percentage of awards vesting on first anniversary under alternative two	33.00%
Percentage of awards vesting on first anniversary under alternative three	25.00%																								25.00%
First award vesting period from date of grant	1 year																				9 months	1 year
Percentage of awards vesting on quarterly anniversaries from first vesting date under alternative one	12.50%
Percentage of awards vesting on quarterly anniversaries from first vesting date under alternative two	8.30%																		2.00%						6.25%
Percentage of awards vesting on quarterly anniversaries from first vesting date under alternative three	6.25%																		6.25%
Termination of option
Period to exercise options in case of termination with cause	30 days
Period to exercise options in case of termination without cause	60 days
Period to exercise options in case of termination by way of death or disability	6 months
Number of share options
Share options outstanding at the beginning of the period											3,398,190	4,508,784	3,880,801			34,055
Granted (in shares)												114,685	1,135,702			215,084	34,055						1,093,435	1,093,435				2,557,084
Exercised (in shares)											(401,179)	(1,007,740)	(301,898)											(61,340)					(25,908)
Cancelled (in shares)											(81,840)	(217,539)	(205,821)																(49,088)
Share options outstanding at the end of the period											2,915,171	3,398,190	4,508,784			249,139	34,055							1,032,095					2,482,088
Weighted average exercise price
Share options outstanding at the beginning of the period (in dollars per share)											$ 4.6	$ 4.46	$ 4.18			$ 8.79
Granted (in dollars per share)												$ 16.74	$ 5.58			$ 7.25	$ 8.79						$ 1.9	$ 1.9				$ 7.56
Exercised (in dollars per share)											$ 4.34	$ 4.18	$ 3.77											$ 0.78					$ 5.53
Cancelled (in dollars per share)											$ 6.64	$ 9.76	$ 5.58																$ 7.96
Share options outstanding at the end of the period (in dollars per share)											$ 4.58	$ 4.6	$ 4.46			$ 7.46	$ 8.79							$ 1.97					$ 7.57
Other disclosures
Weighted average grant-date fair value, granted (in dollars per share)												$ 8.93	$ 3.07			$ 3.77	$ 4.32						$ 1.31					$ 6.18
Weighted average intrinsic value per option as of November 9, 2012 (in dollars)																							$ 6,118,710					$ 1,138,653
Award vesting period		1 year	4 years

SHARE-BASED COMPENSATION PLAN (Details 2) (Stock options, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share Incentive Plan
Options outstanding
Number outstanding (in shares)	2,915,171
Weighted average remaining contractual life	5 years 14 days
Weighted average exercise price (in dollars per share)	$ 4.58
Aggregate intrinsic value (in dollars)	$ 9,982,749
Options exercisable
Number exercisable (in shares)	2,799,911
Weighted average remaining contractual life	4 years 11 months 5 days
Weighted average exercise price (in dollars per share)	$ 4.55
Aggregate intrinsic value (in dollars)	9,717,201
Number of options exercised (in shares)	401,179	1,007,740	301,898
Total intrinsic value of options exercised (in dollars)	1,881,000	11,142,000	5,368,000
2011 Equity Incentive Plan
Options outstanding
Number outstanding (in shares)	249,139
Weighted average remaining contractual life	8 years 11 months 23 days
Weighted average exercise price (in dollars per share)	$ 7.46
Aggregate intrinsic value (in dollars)	147,748
Options exercisable
Number exercisable (in shares)	34,055
Weighted average remaining contractual life	8 years 10 months 6 days
Weighted average exercise price (in dollars per share)	$ 8.79
VanceInfo 2005 Stock Option Plan
Options outstanding
Number outstanding (in shares)	1,032,095
Weighted average remaining contractual life	3 years 6 months 22 days
Weighted average exercise price (in dollars per share)	$ 1.97
Aggregate intrinsic value (in dollars)	6,169,583
Options exercisable
Number exercisable (in shares)	1,032,095
Weighted average remaining contractual life	3 years 6 months 22 days
Weighted average exercise price (in dollars per share)	$ 1.97
Aggregate intrinsic value (in dollars)	6,169,583
Number of options exercised (in shares)	61,340
VanceInfo 2007 Share Incentive Plan
Options outstanding
Number outstanding (in shares)	2,482,088
Weighted average remaining contractual life	3 years 7 months 2 days
Weighted average exercise price (in dollars per share)	$ 7.57
Aggregate intrinsic value (in dollars)	1,562,454
Options exercisable
Number exercisable (in shares)	896,559
Weighted average remaining contractual life	2 years 5 months 19 days
Weighted average exercise price (in dollars per share)	$ 6.89
Aggregate intrinsic value (in dollars)	$ 1,165,326
Number of options exercised (in shares)	25,908

SHARE-BASED COMPENSATION PLAN (Details 3) (Stock options, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended												0 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Minimum	Dec. 31, 2010 Minimum	Dec. 31, 2011 Maximum	Dec. 31, 2010 Maximum	Dec. 31, 2012 Share Incentive Plan	Dec. 31, 2011 Share Incentive Plan	Dec. 31, 2010 Share Incentive Plan	Dec. 31, 2012 2011 Equity Incentive Plan	Dec. 31, 2011 2011 Equity Incentive Plan	Nov. 09, 2012 Options granted under the merger and equal with VanceInfo	Nov. 09, 2012 Options granted under the merger and equal with VanceInfo Minimum	Nov. 09, 2012 Options granted under the merger and equal with VanceInfo Maximum	Nov. 09, 2012 VanceInfo 2005 Stock Option Plan	Dec. 31, 2012 VanceInfo 2005 Stock Option Plan	Nov. 09, 2012 VanceInfo 2007 Share Incentive Plan	Dec. 31, 2012 VanceInfo 2007 Share Incentive Plan
Share options
Balance at the beginning of the period (in shares)								554,381	1,361,483	955,303	34,055
Granted (in shares)									114,685	1,135,702	215,082	34,055				1,093,435		2,557,084
Vested (in shares)								(357,282)	(704,248)	(523,701)	(34,055)						(125)		(81,381)
Forfeited (in shares)								(81,840)	(217,539)	(205,821)									(49,088)
Balance at the end of the period (in shares)								115,259	554,381	1,361,483	215,084	34,055					1,093,310		2,426,615
Vested and expect to vest at the end of the period (in shares)								4,676,796			249,139						1,093,435		2,507,996
Weighted average grant-date fair value
Balance at the beginning of the period (in dollars per share)								$ 4.88	$ 2.51	$ 1.39	$ 4.32
Granted (in dollars per share)									$ 8.93	$ 3.07	$ 3.77	$ 4.32				$ 1.31		$ 6.18
Vested (in dollars per share)								$ 3.01	$ 1.67	$ 1.53	$ 4.32						$ 1.71		$ 3.47
Forfeited (in dollars per share)								$ 9.21	$ 4.18	$ 2.65	$ 3.89								$ 8.35
Balance at the end of the period (in dollars per share)								$ 7.63	$ 4.88	$ 2.51	$ 3.77	$ 4.32					$ 1.31		$ 6.23
Weighted-average exercise price per share
Balance at the beginning of the period (in dollars per share)								$ 6.56	$ 5.58	$ 5.02	$ 8.79
Granted (in dollars per share)									$ 16.74	$ 5.58	$ 7.25	$ 8.79				$ 1.9	$ 1.9	$ 7.56
Vested (in dollars per share)								$ 5.79	$ 5.3	$ 4.74	$ 8.79						$ 3.5		$ 6.57
Forfeited (in dollars per share)								$ 6.64	$ 9.76	$ 5.58									$ 7.96
Balance at the end of the period (in dollars per share)								$ 8.88	$ 6.56	$ 5.58	$ 7.25	$ 8.79					$ 1.9		$ 7.58
Vested and expect to vest at the end of the period (in dollars per share)								$ 4.45			$ 7.46						$ 1.9		$ 7.55
Assumptions used to estimate fair value of awards
Risk-free interest rate, minimum (as a percent)		1.44%	1.90%										0.70%
Risk-free interest rate, maximum (as a percent)		2.90%	3.04%										1.40%
Risk-free interest rate (as a percent)	1.04%
Expected Dividend yield (as a percent)
Expected life	6 years 6 months			5 years 6 months	5 years 6 months	6 years 1 month 6 days	6 years 1 month 6 days
Expected volatility, minimum (as a percent)			47.00%										52.00%
Expected volatility, maximum (as a percent)	53.00%	53.00%	55.00%										66.00%
Exercise price (in dollars per share)	$ 7.25			$ 8.79	$ 4.18	$ 22.18	$ 19.25							$ 4.58	$ 11
Fair value of the underlying common shares (in dollars per share)	$ 7.49			$ 8.79	$ 5.44	$ 22.18	$ 19.25						$ 7.49
Unrecognized compensation expense
Total unrecognized compensation expense related to share options granted (in dollars)	$ 3,876
Weighted-average period for recognition of compensation cost	2 years 1 month 28 days

SHARE-BASED COMPENSATION PLAN (Details 4) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended												12 Months Ended					0 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Pactera Financial Solutions	Dec. 31, 2012 Nonvested shares	Dec. 31, 2011 Nonvested shares	Dec. 31, 2010 Nonvested shares	Dec. 31, 2012 Nonvested shares Pactera Financial Solutions	Dec. 31, 2012 Performance based share award	Dec. 31, 2011 Performance based share award	Dec. 31, 2012 Performance based share award options and nonvested shares	Dec. 31, 2011 Performance based share award options and nonvested shares	Dec. 31, 2012 Stock options	Dec. 31, 2012 Share Incentive Plan	Jul. 01, 2011 Share Incentive Plan	Jan. 01, 2005 Share Incentive Plan	Dec. 31, 2012 Share Incentive Plan Nonvested shares	Dec. 31, 2011 Share Incentive Plan Nonvested shares	Dec. 31, 2010 Share Incentive Plan Nonvested shares	Dec. 31, 2012 2011 Equity Incentive Plan Nonvested shares	Dec. 31, 2011 2011 Equity Incentive Plan Nonvested shares	Nov. 09, 2012 VanceInfo 2007 Share Incentive Plan	Nov. 09, 2012 VanceInfo 2007 Share Incentive Plan Nonvested shares	Dec. 31, 2012 VanceInfo 2007 Share Incentive Plan Nonvested shares
SHARE-BASED COMPENSATION PLAN
Percentage of awards vesting on first anniversary under alternative one					50.00%								50.00%									25.00%
Percentage of awards vesting on first anniversary under alternative two					33.00%								33.00%
Percentage of awards vesting on first anniversary under alternative three					25.00%								25.00%									25.00%
First award vesting period from date of grant					1 year								1 year
Percentage of awards vesting on monthly anniversaries from first vesting date under alternative one					4.17%
Percentage of awards vesting on monthly anniversaries from first vesting date under alternative two					2.78%
Percentage of awards vesting on monthly anniversaries from first vesting date under alternative three					2.08%
Percentage of awards vesting on quarterly anniversaries from first vesting date under alternative one					12.50%								12.50%
Percentage of awards vesting on quarterly anniversaries from first vesting date under alternative two					8.30%								8.30%									6.25%
Percentage of awards vesting on quarterly anniversaries from first vesting date under alternative three					6.25%								6.25%
Nonvested shares
Outstanding at the beginning of the period (in shares)									695,430		695,430						409,127	337,443	323,071	1,045,698
Granted (in shares)								1,000,000	1,870,614	695,430	1,870,614	695,430					2,719	361,256	446,949	3,833,474	1,052,509		722,869
Vested (in shares)								(395,000)									(156,072)	(273,850)	(211,043)	(291,513)				(14,738)
Forfeited (in shares)									(71,710)		(71,710)						(28,366)	(15,722)	(221,534)	(120,680)	(6,811)			(24,157)
Outstanding at the end of the period (in shares)									2,494,334	695,430	2,494,334	695,430					227,408	409,127	337,443	4,466,979	1,045,698			683,974
Nonvested shares vested and expect to vest at the end of the period (in shares)									2,939,611								1,689,610			4,758,492				698,712
Options and nonvested shares vested and expect to vest											2,939,611
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)									$ 9.96		$ 9.96						$ 13.25	$ 8.37	$ 3.91	$ 10.18
Granted (in dollars per share)									$ 7.07	$ 9.96	$ 7.07	$ 9.96					$ 11.02	$ 12.83	$ 7.81	$ 7.83	$ 10.04		$ 16.56
Vested (in dollars per share)																	$ 13.06	$ 6.83	$ 5.02	$ 10.41				$ 16.23
Forfeited (in dollars per share)									$ 7.49		$ 7.49						$ 11.5	$ 9.07	$ 4.04	$ 10.95	$ 11.16			$ 14.13
Outstanding at the end of the period (in dollars per share)									$ 7.86	$ 9.96	$ 7.86	$ 9.96					$ 13.57	$ 13.25	$ 8.37	$ 8.13	$ 10.18			$ 16.65
Intrinsic value
Outstanding at the beginning of the period (in dollars)									$ 6,925,500		$ 6,925,500						$ 5,437,147	$ 2,806,766	$ 1,258,724	$ 10,600,967
Granted (in dollars)									13,064,870	6,925,500	13,064,870	6,925,500					29,960	4,650,290	3,509,610	30,027,735	10,676,967		11,968,510
Vested (in dollars)																	(2,038,640)	(1,876,338)	(1,058,818)	(3,034,746)				(239,145)
Forfeited (in dollars)									(537,049)		(537,049)						(326,168)	(143,571)	(902,750)	(1,321,957)	(76,000)			(341,308)
Outstanding at the end of the period (in dollars)									19,453,321	6,925,500	19,453,321	6,925,500					3,102,299	5,437,147	2,806,766	36,271,999	10,600,967			11,388,057
Number of shares no longer subject to the performance-based vesting criteria											1,118,424
Commitment to grant nonvested shares to key employees (as a percent)								33.30%
Commitment to grant nonvested shares to key employees														8,048,874	1,290,489	734,862						1,100,000
Noncontrolling interest (as a percent)				83.50%				16.50%
Compensation cost recognized (in dollars)	11,064	5,656	4,001		9,600	4,388	1,919				1,915
Unrecognized compensation expense
Total unrecognized compensation expense related to share options granted (in dollars)					28,988
Weighted-average period for recognition of compensation cost					2 years 6 months 4 days								2 years 1 month 28 days
Tax benefit related to share based compensation expense													$ 0

SHARE-BASED COMPENSATION PLAN (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allocation of share-based compensation expenses
Share-based compensation expense, total	$ 11,064	$ 5,656	$ 4,001
Cost of revenues
Allocation of share-based compensation expenses
Share-based compensation expense, total	165	234	606
General and administrative
Allocation of share-based compensation expenses
Share-based compensation expense, total	10,405	4,906	3,136
Selling and marketing
Allocation of share-based compensation expenses
Share-based compensation expense, total	$ 494	$ 516	$ 259

CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION
Employee benefit expenses	$ 22,556	$ 13,268	$ 8,196
Appropriation of after-tax profits to general reserve fund, percentage	10.00%
Limit of general reserve fund as a percentage of registered capital, after which appropriations to general reserve fund are no longer required	50.00%
Appropriations to statutory surplus reserve fund	729	2,875	1,331
Amount of restricted net assets	$ 170,284	$ 117,613

NET INCOME PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
NET INCOME PER SHARE
Net income (loss)	$ 2,590	$ 17,901	$ 12,057
Net income attributable to Pactera Technology International Ltd shareholders allocated for computing net income per common share - basic (in dollars):	2,590	17,901	8,115
Net income attributable to Pactera Technology International Ltd shareholders allocated for computing net income per preferred share - basic (in dollars)			3,942
Net income attributable to PacteraTechnology International Ltd shareholders allocated for computing net income per common share - diluted (in dollars)	2,590	17,901	12,057
Weighted average shares outstanding used in computing net income per share - basic	47,547,307	40,596,429	22,652,703
Diluted (in shares)	49,444,160	42,956,291	36,351,493
Net income per share - basic (in dollars per share)	$ 0.05	$ 0.44	$ 0.36
Net income per common share attributable to Pactera Technology International Ltd shareholders - diluted (in dollars per share):	$ 0.05	$ 0.42	$ 0.33
Shares included in weighted average common shares used in calculating diluted net income per share
Incremental common share options vested	4,437,692	2,843,808
Incremental common share options to be vested	4,089,674	588,436
Incremental nonvested shares	5,378,361	1,454,824
Series A convertible redeemable preferred share
NET INCOME PER SHARE
Net income attributable to Pactera Technology International Ltd shareholders allocated for computing net income per preferred share - basic (in dollars)			791
Weighted average shares outstanding used in computing net income per share - basic			2,208,836
Net income per share - basic (in dollars per share)			$ 0.36
Shares included in weighted average common shares used in calculating diluted net income per share
Incremental common shares resulting from conversion of redeemable preferred shares			2,208,836
Series A-1 convertible redeemable preferred share
NET INCOME PER SHARE
Net income attributable to Pactera Technology International Ltd shareholders allocated for computing net income per preferred share - basic (in dollars)			500
Weighted average shares outstanding used in computing net income per share - basic			1,395,054
Net income per share - basic (in dollars per share)			$ 0.36
Shares included in weighted average common shares used in calculating diluted net income per share
Incremental common shares resulting from conversion of redeemable preferred shares			1,395,054
Series B convertible redeemable preferred share
NET INCOME PER SHARE
Net income attributable to Pactera Technology International Ltd shareholders allocated for computing net income per preferred share - basic (in dollars)			1,430
Weighted average shares outstanding used in computing net income per share - basic			3,992,795
Net income per share - basic (in dollars per share)			$ 0.36
Shares included in weighted average common shares used in calculating diluted net income per share
Incremental common shares resulting from conversion of redeemable preferred shares			3,992,795
Series C convertible redeemable preferred share
NET INCOME PER SHARE
Net income attributable to Pactera Technology International Ltd shareholders allocated for computing net income per preferred share - basic (in dollars)			$ 1,221
Weighted average shares outstanding used in computing net income per share - basic			3,407,717
Net income per share - basic (in dollars per share)			$ 0.36
Shares included in weighted average common shares used in calculating diluted net income per share
Incremental common shares resulting from conversion of redeemable preferred shares			3,407,717

NET INCOME PER SHARE (Details 2)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
NET INCOME PER SHARE
Issuance of common shares for share-based compensation	2,150,814	1,075,406
Shares transferred to relevant employees	651,732	1,291,814
Common shares repurchased and cancelled	1	2

LEASES AND COMMITMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
LEASES AND COMMITMENTS
Rental expenses under operating leases	$ 10,472	$ 6,336	$ 4,913
Capital leases
Less: Accumulated amortization	(106)
Assets under capital leases, net	91
Capital lease amortization expense	106	105	63
Future minimum lease payments for operating leases and capital commitment
2013	21,625
2014	6,883
2015	5,258
2016	2,608
2017 and thereafter	1,251
Total minimum lease payments	37,625
Capital commitment related to purchasing of building and property
Capital leases
Capital commitment related to purchasing of building and property	8,855
Furniture, fixtures and electronic equipment
Capital leases
Assets under capital leases, gross	$ 197

SEGMENT INFORMATION AND REVENUE ANALYSIS (Details) (USD $) In Thousands, unless otherwise specified	2 Months Ended	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2012	Dec. 31, 2011 item	Dec. 31, 2010
SEGMENT INFORMATION AND REVENUE ANALYSIS
Number of business components	2
Number of operating segments	2
Number of reportable segments	2		1
Net revenues and long-lived assets by operating location
Net revenues		$ 359,031	$ 218,989	$ 146,579
Long-lived Assets	259,402	259,402	67,872	34,194
Greater China
Net revenues and long-lived assets by operating location
Net revenues		172,316	87,264	48,801
Long-lived Assets	197,559	197,559	37,405	21,991
Japan
Net revenues and long-lived assets by operating location
Net revenues		60,137	47,671	39,033
Long-lived Assets	2,743	2,743	1,996	2,076
United States
Net revenues and long-lived assets by operating location
Net revenues		75,306	49,271	33,992
Long-lived Assets	31,729	31,729	19,922	2,987
Europe
Net revenues and long-lived assets by operating location
Net revenues		5,996	5,110	3,773
Long-lived Assets	3,387	3,387
Asia South
Net revenues and long-lived assets by operating location
Net revenues		45,276	29,673	20,980
Long-lived Assets	$ 23,984	$ 23,984	$ 8,549	$ 7,140

SEGMENT INFORMATION AND REVENUE ANALYSIS (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SEGMENT INFORMATION AND REVENUE ANALYSIS
Net revenues	$ 359,031	$ 218,989	$ 146,579
ITS
SEGMENT INFORMATION AND REVENUE ANALYSIS
Net revenues	214,858	126,105	76,824
RDS
SEGMENT INFORMATION AND REVENUE ANALYSIS
Net revenues	$ 144,173	$ 92,884	$ 69,755

SUBSEQUENT EVENTS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	0 Months Ended	1 Months Ended	3 Months Ended
	Sep. 30, 2011 Pactera Financial Solutions Ordinary Nonvested Share Awards VanceInfo	Oct. 05, 2012 Echo Lane arbitration item	Dec. 31, 2012 ADS	Apr. 08, 2013 Subsequent event ADS
SUBSEQUENT EVENTS
Shares authorized under repurchase program			$ 30,000
Period over which shares will be repurchased under the repurchase program			12 months
Shares repurchased				4,643,359
Total consideration for repurchase of shares				$ 30,000
Number of former employees who filed an action		2
Nonvested shares granted to key employees (as a percent)	33.30%
Nonvested shares granted to key employees	1,000,000

SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash	$ 143,714,000	$ 113,856,000	$ 169,893,000	$ 54,842,000
Other current assets	1,664,000	1,061,000
Total current assets	478,204,000	205,307,000
Investment in subsidiaries and VIE	250,000
TOTAL ASSETS	737,606,000	273,179,000
Current Liabilities:
Accrued expenses and other payables	134,563,000	40,435,000
Total current liabilities	163,152,000	51,029,000
Total liabilities	195,282,000	63,289,000
Shareholders' Equity:
Common shares ($0.00139482 par value; 120,000,000 shares authorized; 42,720,067 and 88,312,068 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	123,000	60,000
Additional paid-in capital	502,748,000	186,408,000
Share issuable in connection with business acquisition	1,537,000
Accumulated other comprehensive income	18,780,000	16,327,000
Total Pactera Technology International Ltd. shareholders' equity	540,985,000	208,484,000	174,952,000	(10,940,000)
TOTAL LIABILITIES AND EQUITY	737,606,000	273,179,000
Parent Company
Current Assets:
Cash	28,972,000	27,062,000	75,921,000	11,605,000
Other current assets	302,000	412,000
Total current assets	29,274,000	27,474,000
Amount due from intercompany	6,932,000	11,104,000
Investment in subsidiaries and VIE	514,723,000	172,498,000
TOTAL ASSETS	550,929,000	211,076,000
Current Liabilities:
Accrued expenses and other payables	9,944,000	2,592,000
Total current liabilities	9,944,000	2,592,000
Total liabilities	9,944,000	2,592,000
Shareholders' Equity:
Common shares ($0.00139482 par value; 120,000,000 shares authorized; 42,720,067 and 88,312,068 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	123,000	60,000
Additional paid-in capital	502,748,000	186,408,000
Retained earnings	17,797,000	5,689,000
Share issuable in connection with business acquisition	1,537,000
Accumulated other comprehensive income	18,780,000	16,327,000
Total Pactera Technology International Ltd. shareholders' equity	540,985,000	208,484,000	174,952,000	(10,940,000)
TOTAL LIABILITIES AND EQUITY	$ 550,929,000	$ 211,076,000

SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Information of Parent Company
Common shares, par value (in dollars per share)	$ 0.00139482	$ 0.00139482
Common shares, shares authorized	120,000,000	120,000,000
Common shares, shares issued	88,312,068	42,720,067
Common shares, shares outstanding	88,312,068	42,720,067
Parent Company
Condensed Financial Information of Parent Company
Common shares, par value (in dollars per share)	$ 0.00139482	$ 0.00139482
Common shares, shares authorized	120,000,000	120,000,000
Common shares, shares issued	88,312,068	42,720,067
Common shares, shares outstanding	88,312,068	42,720,067

SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating expenses
General and administrative	$ (90,917)	$ (40,603)	$ (30,509)
Selling and marketing	(27,741)	(16,924)	(9,310)
Total operating expenses	(123,514)	(59,351)	(41,013)
Interest expense	(70)	(102)	(44)
Interest income	3,685	2,979	1,202
Net loss before income from subsidiaries and VIE	4,512	20,116	13,991
Equity in income of subsidiaries and VIE	23
Net income attributable to Pactera Technology International Ltd.	2,590	17,901	12,057
Parent Company
Operating expenses
General and administrative	(23,074)	(7,156)	(5,383)
Selling and marketing	(494)	(533)	(276)
Total operating expenses	(23,568)	(7,689)	(5,659)
Interest expense		(43)	(22)
Interest income	645	607	407
Net loss before income from subsidiaries and VIE	(22,923)	(7,125)	(5,274)
Equity in income of subsidiaries and VIE	25,513	25,026	17,331
Net income attributable to Pactera Technology International Ltd.	$ 2,590	$ 17,901	$ 12,057

SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Information of Parent Company
Net income	$ 2,590	$ 17,901	$ 12,057
Other comprehensive income, net of tax:
Change in cumulative foreign exchange translation adjustment	2,460	5,738	4,450
Comprehensive income attributable to Pactera Technology International Ltd.	5,043	23,639	16,507
Parent Company
Condensed Financial Information of Parent Company
Net income	2,590	17,901	12,057
Other comprehensive income, net of tax:
Change in cumulative foreign exchange translation adjustment	2,453	5,738	4,450
Comprehensive income attributable to Pactera Technology International Ltd.	$ 5,043	$ 23,639	$ 16,507

SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 5) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended																					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 IPO	Dec. 31, 2010 Additional public offering	Dec. 31, 2012 Common shares	Dec. 31, 2011 Common shares	Dec. 31, 2010 Common shares	Dec. 31, 2010 Common shares IPO	Dec. 31, 2010 Common shares Additional public offering	Dec. 31, 2010 Subscription receivable	Dec. 31, 2012 Additional paid-in capital	Dec. 31, 2011 Additional paid-in capital	Dec. 31, 2010 Additional paid-in capital	Dec. 31, 2010 Additional paid-in capital IPO	Dec. 31, 2010 Additional paid-in capital Additional public offering	Dec. 31, 2012 Shares to be issued in connection with business acquisition	Dec. 31, 2010 Shares to be issued in connection with business acquisition	Dec. 31, 2011 (Accumulated deficit) Retained earnings	Dec. 31, 2010 (Accumulated deficit) Retained earnings	Dec. 31, 2009 (Accumulated deficit) Retained earnings	Dec. 31, 2012 Accumulated other comprehensive income	Dec. 31, 2011 Accumulated other comprehensive income	Dec. 31, 2010 Accumulated other comprehensive income	Dec. 31, 2012 Parent Company	Dec. 31, 2011 Parent Company	Dec. 31, 2010 Parent Company	Dec. 31, 2010 Parent Company IPO	Dec. 31, 2010 Parent Company Additional public offering	Dec. 31, 2012 Parent Company Common shares	Dec. 31, 2011 Parent Company Common shares	Dec. 31, 2010 Parent Company Common shares	Dec. 31, 2010 Parent Company Common shares IPO	Dec. 31, 2010 Parent Company Common shares Additional public offering	Dec. 31, 2010 Parent Company Subscription receivable	Dec. 31, 2012 Parent Company Additional paid-in capital	Dec. 31, 2011 Parent Company Additional paid-in capital	Dec. 31, 2010 Parent Company Additional paid-in capital	Dec. 31, 2010 Parent Company Additional paid-in capital IPO	Dec. 31, 2010 Parent Company Additional paid-in capital Additional public offering	Dec. 31, 2012 Parent Company Shares to be issued in connection with business acquisition	Dec. 31, 2010 Parent Company Shares to be issued in connection with business acquisition	Dec. 31, 2012 Parent Company (Accumulated deficit) Retained earnings	Dec. 31, 2011 Parent Company (Accumulated deficit) Retained earnings	Dec. 31, 2010 Parent Company (Accumulated deficit) Retained earnings	Dec. 31, 2012 Parent Company Accumulated other comprehensive income	Dec. 31, 2011 Parent Company Accumulated other comprehensive income	Dec. 31, 2010 Parent Company Accumulated other comprehensive income
Increase (Decrease) in Stockholders' Equity
Balance	$ 208,484	$ 174,952	$ (10,940)			$ 60	$ 58	$ 9			$ (1)	$ 186,408	$ 176,517	$ 6,711				$ 471	$ (964)	$ (15,990)	$ (26,716)	$ 16,327	$ 10,589	$ 6,139	$ 208,484	$ 174,952	$ (10,940)			$ 60	$ 58	$ 9			$ (1)	$ 186,408	$ 176,517	$ 6,711				$ 471	$ 5,689	$ (12,212)	$ (24,269)	$ 16,327	$ 10,589	$ 6,139
Balance (in shares)	42,720,067					42,720,067	41,536,412	6,285,551																	42,720,067					42,720,067	41,536,412	6,285,551
Conversion of preferred shares upon initial public offering			89,031					31						89,000													89,031					31						89,000
Conversion of preferred shares upon initial public offering (in shares)								22,130,399																								22,130,399
Issuance of common shares upon initial public offering or follow-on offering (net of issuance costs of $10824)				62,332	12,298				14	1					62,318	12,297												62,332	12,298				14	1					62,318	12,297
Issuance of common shares upon initial public offering or follow-on offering (in shares)									9,891,719	681,091																							9,891,719	681,091
Issuance of common shares in connection with business acquisition	326,778		600			60						326,718		1,071				(471)							326,778		600			60						326,718		1,071				(471)
Issuance of common shares in connection with business acquisition (in shares)						43,441,188		250,928																						43,441,188		250,928
Issuance of common shares for share-based compensation	14	2	3			3	2	3				11													14	2	3			3	2	3				11
Issuance of common shares for share-based compensation (in shares)	2,150,814	1,075,406				2,150,814	1,075,406	2,070,467																						2,150,814	1,075,406	2,070,467
Balance brought forward from VanceInfo as a result of the merger												(11,407)					619								(1,270)											(11,407)					619		9,518
Cash received from share subscription receivables			1								1																1								1
Repurchase of common shares (in shares)	(1)	(2)				(1)	(2)																							(1)	(2)
Stock option exercise	1,933	4,235	1,119									1,933	4,235	1,119											1,933	4,235	1,119									1,933	4,235	1,119
Stock option exercise (in shares)								15,213																								15,213
Share-based compensation	11,125	5,656	4,001									11,125	5,656	4,001											11,125	5,656	4,001									11,125	5,656	4,001
Acquisition of non-controlling interest	(12,938)											(12,040)													(12,040)											(12,040)
Vesting of nonvested shares award (in shares)							108,251	211,044																							108,251	211,044
Shares issuable in connection with business acquisition	918																918								918																918
Net income	2,590	17,901	12,057																						2,590	17,901	12,057																2,590	17,901	12,057
Foreign currency translation adjustments	2,460	5,738	4,450																			2,453	5,738	4,450	2,453	5,738	4,450																			2,453	5,738	4,450
Balance	$ 540,985	$ 208,484	$ 174,952				$ 60	$ 58					$ 186,408	$ 176,517					$ (964)	$ (15,990)	$ (26,716)		$ 16,327	$ 10,589	$ 540,985	$ 208,484	$ 174,952			$ 123	$ 60	$ 58				$ 502,748	$ 186,408	$ 176,517			$ 1,537		$ 17,797	$ 5,689	$ (12,212)	$ 18,780	$ 16,327	$ 10,589
Balance (in shares)	88,312,068	42,720,067				88,312,068	42,720,067	41,536,412																	88,312,068	42,720,067				88,312,068	42,720,067	41,536,412

SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
IPO
Condensed Financial Information of Parent Company
Issuance of common shares upon initial public offering or follow-on offering, issuance costs	$ 10,284
Additional public offering
Condensed Financial Information of Parent Company
Issuance of common shares upon initial public offering or follow-on offering, issuance costs	702
Parent Company | IPO
Condensed Financial Information of Parent Company
Issuance of common shares upon initial public offering or follow-on offering, issuance costs	10,284
Parent Company | Additional public offering
Condensed Financial Information of Parent Company
Issuance of common shares upon initial public offering or follow-on offering, issuance costs	$ 702

SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows provided by (used in) operating activities:
Net income	$ 2,590	$ 17,901	$ 12,057
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in income of subsidiaries and VIE	(23)
Share-based compensation expenses	11,064	5,656	4,001
Change in fair value of contingent consideration	(659)	1,824	1,194
Changes in operating assets and liabilities, net of effects of business acquisitions:
Accrued expenses and other payables	8,136	6,036	818
Net cash provided by operating activities	36,325	24,323	11,522
Cash flows from investing activities:
Payments for business acquisitions	(9,554)	(7,716)	(8,541)
Net cash used in investing activities	(5,764)	(38,374)	(14,331)
Cash flows from financing activities:
Payment of initial public offering expenses			(3,816)
Cash received from share subscription receivables			1
Proceeds from issuance of common shares for share based compensation	1,988	5,291	538
Deferred and contingent consideration paid for business acquisitions	(3,047)	(11,710)
Net cash provided by (used in) by financing activities	(1,536)	(45,646)	116,003
Net increase (decrease) in cash	29,858	(56,037)	115,051
Cash at beginning of year	113,856	169,893	54,842
Cash at end of year	143,714	113,856	169,893
Parent Company
Cash flows provided by (used in) operating activities:
Net income	2,590	17,901	12,057
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in income of subsidiaries and VIE	(25,513)	(25,026)	(17,331)
Follow-on offering expenses			469
Share-based compensation expenses	11,064	5,656	4,001
Change in fair value of contingent consideration	(531)	981	773
Changes in operating assets and liabilities, net of effects of business acquisitions:
Other long-term assets		10	(10)
Intercompany receivables	4,591	9,693	(7,105)
Decrease (increase) in other current assets	110	(11,574)	16,634
Accrued expenses and other payables	8,193
Decrease in other current liabilities		(9,188)	(1,373)
Net cash provided by operating activities	504	(11,547)	8,115
Cash flows from investing activities:
Capital injection in subsidiaries			(56,211)
Payments for business acquisitions			(1,115)
Dividends received		1,411
Investment income received from subsidiary	200
Deferred and contingent consideration paid for business acquisitions	(782)
Net cash used in investing activities	(582)	1,411	(57,326)
Cash flows from financing activities:
Proceeds from (repayment of) short-term bank borrowings		(40,000)	40,000
Proceeds from issuance of common shares upon initial public offering and follow-on offering (net of issuance costs of $8,642)			79,454
Payment of initial public offering expenses			(3,816)
Cash received from share subscription receivables			1
Proceeds from issuance of common shares for share based compensation	1,988	5,291	538
Deferred and contingent consideration paid for business acquisitions		(4,014)	(2,650)
Net cash provided by (used in) by financing activities	1,988	(38,723)	113,527
Net increase (decrease) in cash	1,910	(48,859)	64,316
Cash at beginning of year	27,062	75,921	11,605
Cash at end of year	$ 28,972	$ 27,062	$ 75,921

SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 8) (Parent Company, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Parent Company
Condensed Financial Information of Parent Company
Issuance costs upon initial public offering and follow-on offering	$ 8,642